UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-6200
Schwab Investments
(Exact name of registrant as specified in charter)
211 Main Street, San Francisco, California 94105
(Address of principal executive offices) (Zip code)
Marie Chandoha
Schwab Investments
211 Main Street, San Francisco, California 94105
(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 636-7000
Date of fiscal year end: August 31
Date of reporting period: May 31, 2014

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
EX-99.CERT

Item 1. Schedule of Investments.

Schwab Investments
Schwab Short-Term Bond Market Fund™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

67.3%	U.S. Government and Government Agencies	288,722,116	289,561,424
7.7%	Foreign Securities	32,815,870	33,190,960
24.6%	Corporate Bonds	104,074,723	105,601,457
0.1%	Municipal Bonds	628,129	642,190
0.6%	Other Investment Company	2,413,328	2,413,328

100.3%	Total Investments	428,654,166	431,409,359
(0.3%)	Other Assets and Liabilities, Net		(1,400,863)

100.0%	Net Assets		430,008,496

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 67.3% of net assets

U.S. Government Agency Securities 7.5%
Fannie Mae
2.38%, 04/11/16	1,750,000	1,814,312
0.63%, 08/26/16	3,000,000	3,009,249
1.25%, 09/28/16	3,750,000	3,815,741
1.20%, 07/17/17 (b)	1,500,000	1,501,877
0.88%, 08/28/17	1,000,000	998,025
0.88%, 10/26/17	1,500,000	1,493,184
1.13%, 03/28/18 (b)	575,000	568,144
1.13%, 05/25/18 (b)	1,000,000	986,664
Federal Farm Credit Bank
0.55%, 08/17/15	1,000,000	1,005,208
4.88%, 12/16/15	150,000	160,780
Federal Home Loan Bank
0.38%, 08/28/15	1,500,000	1,504,034
0.38%, 06/24/16	1,150,000	1,148,737
4.88%, 05/17/17	1,500,000	1,679,258
1.00%, 06/21/17	1,000,000	1,004,998
Freddie Mac
2.50%, 05/27/16	2,000,000	2,083,512
2.00%, 08/25/16	2,000,000	2,072,318
0.75%, 10/05/16 (b)	2,000,000	1,999,500
1.00%, 03/08/17	1,000,000	1,007,115
1.00%, 06/29/17	1,750,000	1,750,733
1.03%, 11/28/17 (b)	975,000	971,901
0.88%, 03/07/18	1,800,000	1,779,660

		32,354,950

U.S. Treasury Obligations 59.8%
U.S. Treasury Bond
10.63%, 08/15/15	2,000,000	2,252,578
U.S. Treasury Notes
0.38%, 06/15/15	1,250,000	1,253,369
1.88%, 06/30/15	3,850,000	3,922,938
0.25%, 07/15/15	7,500,000	7,510,252
0.25%, 07/31/15	2,500,000	2,503,468
1.75%, 07/31/15	750,000	764,092
0.25%, 08/15/15	4,000,000	4,005,624
0.38%, 08/31/15	3,750,000	3,760,987
1.25%, 08/31/15	4,000,000	4,055,392
0.25%, 09/15/15	2,500,000	2,502,978
0.25%, 09/30/15	2,000,000	2,002,344
1.25%, 09/30/15	1,000,000	1,014,395
0.25%, 10/15/15	2,000,000	2,002,070
1.25%, 10/31/15	3,000,000	3,045,177
0.38%, 11/15/15	2,000,000	2,005,234
4.50%, 11/15/15	4,000,000	4,250,624
1.38%, 11/30/15	4,000,000	4,069,844
0.25%, 12/15/15	8,000,000	8,004,064
0.25%, 12/31/15	2,000,000	2,000,860
2.13%, 12/31/15	1,750,000	1,802,159
0.38%, 01/15/16	7,750,000	7,766,647
2.00%, 01/31/16	335,000	344,710
0.38%, 02/15/16	3,000,000	3,005,565
0.25%, 02/29/16	2,250,000	2,249,208
2.13%, 02/29/16	1,000,000	1,032,363
2.63%, 02/29/16	750,000	780,908
0.38%, 03/15/16	4,000,000	4,005,860
2.25%, 03/31/16	1,000,000	1,035,488
2.38%, 03/31/16	1,500,000	1,557,276
0.25%, 04/15/16	1,200,000	1,198,382
0.38%, 04/30/16	2,500,000	2,501,953
2.00%, 04/30/16	2,000,000	2,063,516
0.25%, 05/15/16	1,000,000	998,145
0.38%, 05/31/16	850,000	850,099
1.75%, 05/31/16	4,000,000	4,110,000
3.25%, 05/31/16	1,000,000	1,057,656
0.50%, 06/15/16	1,000,000	1,002,383
0.63%, 07/15/16	4,000,000	4,017,968
1.50%, 07/31/16	1,100,000	1,125,266
0.63%, 08/15/16	4,000,000	4,015,468
4.88%, 08/15/16	1,750,000	1,920,557
1.00%, 08/31/16	1,500,000	1,518,105
3.00%, 08/31/16	1,000,000	1,056,797
0.88%, 09/15/16	2,500,000	2,522,168
1.00%, 09/30/16	2,000,000	2,023,360
0.63%, 10/15/16	3,000,000	3,007,149
3.13%, 10/31/16	4,500,000	4,780,197
4.63%, 11/15/16	3,500,000	3,847,949
0.88%, 11/30/16	1,250,000	1,259,521
2.75%, 11/30/16	2,500,000	2,635,547
0.88%, 12/31/16	4,000,000	4,027,032
3.25%, 12/31/16	6,000,000	6,406,170
0.88%, 02/28/17	2,100,000	2,110,910
0.75%, 03/15/17	3,000,000	3,004,686

 1

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.00%, 03/31/17	2,000,000	2,015,782
0.88%, 04/30/17	4,500,000	4,515,291
3.13%, 04/30/17	600,000	640,922
0.88%, 05/15/17	2,000,000	2,006,328
0.63%, 05/31/17	9,000,000	8,953,596
0.75%, 06/30/17	2,000,000	1,995,312
0.50%, 07/31/17	5,000,000	4,942,970
2.38%, 07/31/17	1,000,000	1,047,148
0.63%, 08/31/17	7,000,000	6,936,566
0.63%, 09/30/17	3,500,000	3,463,495
0.75%, 10/31/17	2,000,000	1,984,844
0.63%, 11/30/17	3,500,000	3,454,062
2.25%, 11/30/17	1,500,000	1,564,337
0.75%, 12/31/17	6,500,000	6,431,951
0.88%, 01/31/18	4,750,000	4,716,047
0.75%, 02/28/18	1,250,000	1,233,350
0.75%, 03/31/18	1,000,000	985,117
0.63%, 04/30/18	3,000,000	2,937,657
1.00%, 05/31/18	5,000,000	4,960,155
1.38%, 06/30/18	2,500,000	2,514,063
1.38%, 07/31/18	1,000,000	1,004,570
1.50%, 08/31/18	5,250,000	5,295,937
1.38%, 09/30/18	3,500,000	3,507,658
1.25%, 10/31/18	3,000,000	2,986,524
1.25%, 11/30/18	3,000,000	2,983,125
1.38%, 12/31/18	4,000,000	3,995,936
1.50%, 01/31/19	4,500,000	4,513,360
1.50%, 02/28/19	5,500,000	5,512,463
1.63%, 03/31/19	4,000,000	4,027,344
1.63%, 04/30/19	3,500,000	3,519,551
1.50%, 05/31/19	5,000,000	4,993,555

		257,206,474

Total U.S. Government and Government Agencies
(Cost $288,722,116)		289,561,424

Foreign Securities 7.7% of net assets

Foreign Agencies 2.7%

Austria 0.1%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	200,000	201,996
1.75%, 10/05/15	300,000	306,108

		508,104

Brazil 0.2%
Petrobras Global Finance BV
3.00%, 01/15/19	650,000	637,325
Petrobras International Finance Co.
3.88%, 01/27/16	350,000	361,970

		999,295

Germany 1.4%
Kreditanstalt Fuer Wiederaufbau
2.63%, 02/16/16 (d)	1,000,000	1,038,724
2.00%, 06/01/16 (d)	650,000	670,199
4.88%, 01/17/17 (d)	1,550,000	1,717,477
4.50%, 07/16/18 (d)	800,000	900,839
1.88%, 04/01/19 (d)	650,000	658,889
Landwirtschaftliche Rentenbank
3.13%, 07/15/15 (d)	350,000	361,422
2.50%, 02/15/16 (d)	500,000	518,147

		5,865,697

Japan 0.4%
Japan Finance Corp.
2.25%, 07/13/16	750,000	776,807
1.75%, 11/13/18	500,000	503,095
2.13%, 02/07/19	250,000	254,888
Japan Finance Organization for Municipalities
5.00%, 05/16/17	200,000	223,211

		1,758,001

Mexico 0.1%
Pemex Project Funding Master Trust
5.75%, 03/01/18	250,000	281,250
Petroleos Mexicanos
3.50%, 07/18/18	250,000	260,250

		541,500

Norway 0.1%
Statoil A.S.A.
1.15%, 05/15/18	200,000	197,461

Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	643,470
The Korea Development Bank
3.50%, 08/22/17	600,000	636,163

		1,279,633

Sweden 0.1%
Svensk Exportkredit AB
1.75%, 05/30/17	150,000	153,520
1.13%, 04/05/18	450,000	446,318

		599,838

		11,749,529

Foreign Local Government 0.7%

Canada 0.7%
Hydro Quebec
2.00%, 06/30/16	300,000	308,863
Province of British Columbia
2.85%, 06/15/15	300,000	308,233
Province of Manitoba
1.13%, 06/01/18	150,000	148,725
Province of Nova Scotia
5.13%, 01/26/17	250,000	278,427
Province of Ontario
1.88%, 09/15/15	400,000	408,286
2.30%, 05/10/16	300,000	310,677
3.15%, 12/15/17	250,000	266,796
1.20%, 02/14/18	500,000	498,299
2.00%, 01/30/19	500,000	508,215

		3,036,521

Sovereign 0.8%

Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17	400,000	446,800

Canada 0.0%
Canada Government International Bond
0.88%, 02/14/17	150,000	150,684

Colombia 0.1%
Republic of Colombia
7.38%, 01/27/17	300,000	347,700

2

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Italy 0.2%
Republic of Italy
4.75%, 01/25/16	250,000	266,419
5.38%, 06/12/17	300,000	333,334

		599,753

Mexico 0.1%
United Mexican States
5.63%, 01/15/17	500,000	557,250

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	250,000	276,842

Turkey 0.2%
Turkey Government International Bond
7.00%, 09/26/16	150,000	166,125
7.00%, 03/11/19	650,000	751,562

		917,687

		3,296,716

Supranational* 3.5%
African Development Bank
6.88%, 10/15/15	250,000	268,138
0.88%, 05/15/17	300,000	300,092
Asian Development Bank
2.50%, 03/15/16	650,000	674,800
1.75%, 09/11/18	450,000	457,850
Corp. Andina de Fomento S.A.
5.75%, 01/12/17	100,000	111,226
Council of Europe Development Bank
1.50%, 02/22/17	400,000	407,571
European Bank for Reconstruction & Development
1.63%, 09/03/15	650,000	661,288
1.00%, 02/16/17	500,000	503,140
European Investment Bank
1.63%, 09/01/15	300,000	305,158
4.88%, 02/16/16	600,000	646,155
2.25%, 03/15/16	1,000,000	1,033,713
2.50%, 05/16/16	800,000	832,574
5.13%, 09/13/16	500,000	551,710
4.88%, 01/17/17	650,000	720,233
1.75%, 03/15/17	450,000	461,892
1.00%, 06/15/18	400,000	394,888
1.63%, 12/18/18	750,000	754,032
1.88%, 03/15/19	250,000	253,121
Inter-American Development Bank
0.88%, 03/15/18	1,250,000	1,229,754
1.75%, 08/24/18	250,000	253,831
International Bank for Reconstruction & Development
2.13%, 03/15/16	900,000	929,420
0.88%, 04/17/17	700,000	702,356
1.13%, 07/18/17	500,000	501,704
1.88%, 03/15/19	200,000	203,531
International Finance Corp.
2.25%, 04/11/16	200,000	206,882
2.13%, 11/17/17	650,000	674,471
1.75%, 09/04/18	400,000	406,712
Nordic Investment Bank
2.50%, 07/15/15	400,000	410,349
1.00%, 03/07/17	250,000	251,603

		15,108,194

Total Foreign Securities
(Cost $32,815,870)		33,190,960

Corporate Bonds 24.6% of net assets

Finance 10.6%

Banking 8.0%
Abbey National Treasury Services PLC
4.00%, 04/27/16	250,000	264,624
3.05%, 08/23/18	150,000	157,195
American Express Centurion Bank
6.00%, 09/13/17	250,000	287,264
American Express Co.
6.80%, 09/01/66 (a)(b)	200,000	221,500
American Express Credit Corp.
2.75%, 09/15/15	250,000	257,291
2.13%, 07/27/18	350,000	357,593
Bank of America Corp.
1.50%, 10/09/15	250,000	252,700
6.50%, 08/01/16	125,000	139,233
1.35%, 11/21/16	400,000	401,714
5.30%, 03/15/17	250,000	275,680
6.00%, 09/01/17	600,000	681,779
5.75%, 12/01/17	750,000	850,293
2.00%, 01/11/18	700,000	705,535
6.88%, 04/25/18	400,000	473,931
2.65%, 04/01/19	250,000	254,059
Bank of Nova Scotia
1.38%, 07/15/16	500,000	506,931
1.45%, 04/25/18	500,000	497,511
Barclays Bank PLC
2.50%, 02/20/19	500,000	509,319
BB&T Corp.
4.90%, 06/30/17	250,000	274,139
BNP Paribas S.A.
3.60%, 02/23/16	500,000	524,356
Canadian Imperial Bank of Commerce
2.35%, 12/11/15	200,000	206,016
Capital One Bank USA NA
2.25%, 02/13/19	400,000	403,873
Capital One Financial Corp.
6.75%, 09/15/17	200,000	233,255
Citigroup, Inc.
1.70%, 07/25/16	1,000,000	1,013,235
4.45%, 01/10/17	500,000	540,229
6.00%, 08/15/17	500,000	567,407
6.13%, 05/15/18	600,000	694,660
2.50%, 09/26/18	500,000	508,562
Credit Suisse USA, Inc.
1.38%, 05/26/17	350,000	350,839
Deutsche Bank AG
3.25%, 01/11/16	300,000	312,204
1.35%, 05/30/17	250,000	250,346
Fifth Third Bancorp
3.63%, 01/25/16	600,000	628,159
HSBC USA, Inc.
1.63%, 01/16/18	200,000	201,000
JPMorgan Chase & Co.
3.45%, 03/01/16	1,000,000	1,045,859
3.15%, 07/05/16	300,000	313,644

 3

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
6.00%, 01/15/18	400,000	460,301
1.80%, 01/25/18	500,000	503,480
2.35%, 01/28/19	600,000	607,876
KeyBank NA
1.10%, 11/25/16 (b)	250,000	251,104
Lloyds Bank PLC
4.88%, 01/21/16	200,000	213,841
4.20%, 03/28/17	400,000	434,378
2.30%, 11/27/18	400,000	408,185
Merrill Lynch & Co., Inc.
6.05%, 05/16/16	1,200,000	1,311,025
Morgan Stanley
5.38%, 10/15/15	1,000,000	1,063,296
1.75%, 02/25/16	300,000	304,649
6.25%, 08/28/17	1,000,000	1,144,134
5.95%, 12/28/17	300,000	342,409
2.13%, 04/25/18	300,000	303,056
National Australia Bank Ltd.
1.60%, 08/07/15	250,000	253,622
PNC Funding Corp.
4.25%, 09/21/15	500,000	523,991
2.70%, 09/19/16 (b)	300,000	312,700
Rabobank Nederland
3.38%, 01/19/17	150,000	159,517
Regions Financial Corp.
2.00%, 05/15/18 (b)	250,000	249,600
Royal Bank of Canada
2.63%, 12/15/15	300,000	310,021
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	500,000	510,850
State Street Corp.
2.88%, 03/07/16	200,000	208,437
Svenska Handelsbanken AB
2.88%, 04/04/17	300,000	314,703
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	512,781
The Bear Stearns Cos. LLC
5.55%, 01/22/17	500,000	554,241
6.40%, 10/02/17	500,000	578,825
The Goldman Sachs Group, Inc.
5.35%, 01/15/16	150,000	160,863
6.25%, 09/01/17	250,000	285,954
5.95%, 01/18/18	1,000,000	1,140,630
6.15%, 04/01/18	1,400,000	1,611,630
2.63%, 01/31/19	500,000	507,520
Toronto-Dominion Bank
2.50%, 07/14/16	250,000	259,718
2.63%, 09/10/18	500,000	518,275
UBS AG
5.88%, 12/20/17	175,000	200,725
5.75%, 04/25/18	100,000	115,096
Union Bank NA
3.00%, 06/06/16	250,000	261,467
Wells Fargo & Co.
5.75%, 05/16/16	300,000	328,902
2.63%, 12/15/16	250,000	260,746
5.63%, 12/11/17	1,000,000	1,139,318
2.15%, 01/15/19	200,000	202,442
Westpac Banking Corp.
2.25%, 01/17/19	600,000	608,646

		34,600,889

Brokerage 0.2%
Jefferies Group LLC
3.88%, 11/09/15	150,000	156,179
5.50%, 03/15/16	65,000	69,949
5.13%, 04/13/18	150,000	165,069
Nomura Holdings, Inc.
4.13%, 01/19/16	300,000	315,006
2.75%, 03/19/19	150,000	152,276

		858,479

Finance Company 0.8%
GATX Corp.
1.25%, 03/04/17	100,000	99,858
2.50%, 07/30/19	150,000	151,069
General Electric Capital Corp.
1.50%, 07/12/16	650,000	660,533
2.30%, 04/27/17	900,000	930,639
5.63%, 05/01/18	300,000	345,046
2.30%, 01/14/19	750,000	766,439
HSBC Finance Corp.
5.00%, 06/30/15	200,000	209,232
5.50%, 01/19/16	150,000	161,477

		3,324,293

Insurance 1.0%
ACE INA Holdings, Inc.
5.70%, 02/15/17	350,000	392,738
American International Group, Inc.
2.38%, 08/24/15	100,000	101,944
5.05%, 10/01/15	100,000	106,010
4.88%, 09/15/16	200,000	217,461
5.85%, 01/16/18	300,000	343,573
Assurant, Inc.
2.50%, 03/15/18	150,000	151,718
Berkshire Hathaway Finance Corp.
1.60%, 05/15/17	100,000	101,760
Cigna Corp.
2.75%, 11/15/16	250,000	261,150
5.38%, 03/15/17	100,000	111,345
CNA Financial Corp.
6.50%, 08/15/16	150,000	168,117
Hartford Financial Services Group, Inc.
5.38%, 03/15/17	300,000	333,337
MetLife, Inc.
6.82%, 08/15/18	400,000	480,004
Prudential Financial, Inc.
6.00%, 12/01/17	300,000	344,954
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	111,500
The Travelers Co., Inc.
5.50%, 12/01/15	400,000	429,542
UnitedHealth Group, Inc.
1.40%, 10/15/17	200,000	201,428
Voya Financial, Inc.
2.90%, 02/15/18	300,000	311,614
WellPoint, Inc.
5.25%, 01/15/16	100,000	107,216
2.30%, 07/15/18	200,000	203,290

		4,478,701

Real Estate Investment Trust 0.6%
Health Care REIT, Inc.
3.63%, 03/15/16	600,000	629,541
ProLogis LP
2.75%, 02/15/19 (b)	450,000	460,157
Simon Property Group LP
5.10%, 06/15/15	250,000	262,078
5.25%, 12/01/16 (b)	100,000	109,779
2.15%, 09/15/17 (b)	150,000	154,624

4

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Ventas Realty LP
3.13%, 11/30/15	500,000	518,283
2.00%, 02/15/18 (b)	250,000	253,653

		2,388,115

		45,650,477

Industrial 12.0%

Basic Industry 0.9%
Airgas, Inc.
1.65%, 02/15/18 (b)	500,000	498,706
Barrick Gold Corp.
2.50%, 05/01/18	200,000	202,366
CF Industries Holdings, Inc.
6.88%, 05/01/18	100,000	118,435
Domtar Corp.
10.75%, 06/01/17	75,000	93,660
Eastman Chemical Co.
2.40%, 06/01/17	300,000	308,647
EI Du Pont de Nemours & Co.
5.25%, 12/15/16	150,000	166,476
Freeport-McMoRan Copper & Gold, Inc.
2.38%, 03/15/18	500,000	507,477
Glencore Canada Corp.
6.00%, 10/15/15	200,000	213,190
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	300,000	338,504
Monsanto Co.
2.75%, 04/15/16	200,000	208,364
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	600,000	609,532
Rock-Tenn Co.
4.45%, 03/01/19	200,000	218,150
The Dow Chemical Co.
5.70%, 05/15/18	101,000	115,188
Vale Overseas Ltd.
6.25%, 01/23/17	300,000	336,775

		3,935,470

Capital Goods 1.1%
Boeing Capital Corp.
2.13%, 08/15/16 (b)	100,000	103,235
Caterpillar Financial Services Corp.
4.63%, 06/01/15	350,000	364,904
1.25%, 11/06/17	350,000	349,851
CRH America, Inc.
6.00%, 09/30/16	75,000	83,470
Eaton Corp.
0.95%, 11/02/15	350,000	352,147
5.60%, 05/15/18	300,000	344,082
General Dynamics Corp.
2.25%, 07/15/16	100,000	103,433
General Electric Co.
5.25%, 12/06/17	750,000	849,470
Ingersoll-Rand Global Holding Co. Ltd.
2.88%, 01/15/19 (c)	150,000	154,202
John Deere Capital Corp.
5.50%, 04/13/17	150,000	168,869
2.80%, 09/18/17	350,000	368,320
1.95%, 12/13/18	250,000	252,032
L-3 Communications Corp.
3.95%, 11/15/16	200,000	213,409
Lockheed Martin Corp.
2.13%, 09/15/16	100,000	103,073
Northrop Grumman Corp.
1.75%, 06/01/18	200,000	199,216
Owens Corning, Inc.
6.50%, 12/01/16	100,000	111,758
United Technologies Corp.
1.80%, 06/01/17	500,000	510,827
Waste Management, Inc.
2.60%, 09/01/16	200,000	207,695

		4,839,993

Communications 1.6%
America Movil, S.A.B. de CV
2.38%, 09/08/16	250,000	257,813
American Tower Corp.
3.40%, 02/15/19	350,000	365,732
AT&T, Inc.
2.50%, 08/15/15	400,000	409,667
0.90%, 02/12/16	150,000	150,596
2.40%, 08/15/16	200,000	206,453
1.40%, 12/01/17	200,000	199,643
5.50%, 02/01/18	250,000	284,101
2.38%, 11/27/18	300,000	306,582
British Telecommunications PLC
2.00%, 06/22/15	100,000	101,497
1.63%, 06/28/16	250,000	253,687
2.35%, 02/14/19	200,000	202,111
Comcast Corp.
4.95%, 06/15/16	150,000	162,757
6.30%, 11/15/17	250,000	292,071
COX Communications, Inc.
5.50%, 10/01/15	100,000	106,301
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	520,305
2.40%, 03/15/17	100,000	103,375
Grupo Televisa S.A.B.
6.00%, 05/15/18	200,000	229,521
Omnicom Group, Inc.
5.90%, 04/15/16	300,000	327,466
Orange S.A.
2.75%, 02/06/19	200,000	205,463
Telefonica Emisiones S.A.U.
3.99%, 02/16/16	275,000	289,008
Time Warner Cable, Inc.
5.85%, 05/01/17	250,000	282,491
Verizon Communications, Inc.
0.70%, 11/02/15	250,000	250,621
2.50%, 09/15/16	450,000	466,182
2.00%, 11/01/16	200,000	204,684
2.55%, 06/19/19	500,000	510,404
Vodafone Group PLC
5.63%, 02/27/17	150,000	168,022
1.25%, 09/26/17	200,000	199,272

		7,055,825

Consumer Cyclical 1.7%
Amazon.com, Inc.
1.20%, 11/29/17	100,000	99,685
American Honda Finance Corp.
1.13%, 10/07/16	350,000	353,505
CVS Caremark Corp.
1.20%, 12/05/16	105,000	105,900
2.25%, 12/05/18 (b)	500,000	507,765
eBay, Inc.
1.63%, 10/15/15	125,000	127,351
1.35%, 07/15/17	150,000	150,811

 5

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Ford Motor Credit Co. LLC
2.50%, 01/15/16	250,000	256,829
6.63%, 08/15/17	500,000	577,607
5.00%, 05/15/18	750,000	835,214
2.88%, 10/01/18	200,000	206,941
Kohl’s Corp.
6.25%, 12/15/17	100,000	116,151
Lowe’s Cos., Inc.
5.00%, 10/15/15	100,000	106,104
Macy’s Retail Holdings, Inc.
7.45%, 07/15/17	250,000	295,648
Marriott International, Inc.
6.20%, 06/15/16	150,000	166,950
McDonald’s Corp.
5.30%, 03/15/17	100,000	111,344
Nordstrom, Inc.
6.25%, 01/15/18	200,000	232,508
Starwood Hotels & Resorts Worldwide, Inc.
6.75%, 05/15/18	150,000	177,147
The Home Depot, Inc.
5.40%, 03/01/16	300,000	325,660
The Walt Disney Co.
1.35%, 08/16/16	150,000	152,577
Time Warner, Inc.
2.10%, 06/01/19	400,000	400,711
Toyota Motor Credit Corp.
0.88%, 07/17/15	200,000	201,394
2.80%, 01/11/16	200,000	207,487
1.38%, 01/10/18	200,000	201,001
Viacom, Inc.
2.50%, 12/15/16	150,000	155,597
2.20%, 04/01/19	300,000	302,295
Wal-Mart Stores, Inc.
4.50%, 07/01/15	300,000	313,469
2.80%, 04/15/16	200,000	208,969
5.38%, 04/05/17	200,000	225,529
Yum! Brands, Inc.
6.25%, 03/15/18	34,000	39,125

		7,161,274

Consumer Non-Cyclical 3.3%
AbbVie, Inc.
1.75%, 11/06/17	500,000	504,777
2.00%, 11/06/18	250,000	252,836
Altria Group, Inc.
4.13%, 09/11/15	250,000	261,573
Amgen, Inc.
2.13%, 05/15/17	150,000	153,994
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	250,000	252,369
2.15%, 02/01/19	500,000	506,608
Bottling Group LLC
5.50%, 04/01/16	150,000	163,541
Bunge Ltd Finance Corp.
5.10%, 07/15/15	250,000	261,429
3.20%, 06/15/17	250,000	261,615
Cardinal Health, Inc.
1.90%, 06/15/17	350,000	356,821
Celgene Corp.
2.30%, 08/15/18	500,000	507,979
Coca-Cola Enterprises, Inc.
2.13%, 09/15/15	150,000	152,617
Colgate-Palmolive Co.
2.63%, 05/01/17	150,000	157,576
ConAgra Foods, Inc.
1.30%, 01/25/16	250,000	252,390
1.90%, 01/25/18	600,000	604,803
Diageo Capital PLC
1.13%, 04/29/18	150,000	147,622
Express Scripts Holding Co.
2.65%, 02/15/17	700,000	727,560
Genentech, Inc.
4.75%, 07/15/15	150,000	157,360
General Mills, Inc.
5.70%, 02/15/17	100,000	112,211
5.65%, 02/15/19	400,000	468,222
Gilead Sciences, Inc.
3.05%, 12/01/16	250,000	262,878
Kellogg Co.
4.45%, 05/30/16	100,000	107,243
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	102,650
Mattel, Inc.
2.50%, 11/01/16	100,000	103,407
McKesson Corp.
0.95%, 12/04/15	300,000	301,642
3.25%, 03/01/16	100,000	104,329
5.70%, 03/01/17	150,000	168,962
2.28%, 03/15/19	200,000	201,641
Merck & Co, Inc.
1.30%, 05/18/18	350,000	346,624
Mondelez International, Inc.
4.13%, 02/09/16	500,000	528,704
2.25%, 02/01/19 (b)	200,000	201,979
Mylan, Inc.
1.80%, 06/24/16	200,000	203,111
2.60%, 06/24/18	150,000	152,887
2.55%, 03/28/19	450,000	455,458
Newell Rubbermaid, Inc.
2.00%, 06/15/15	300,000	304,423
PepsiCo, Inc.
2.50%, 05/10/16	100,000	103,719
1.25%, 08/13/17	100,000	100,492
Philip Morris International, Inc.
1.13%, 08/21/17	150,000	149,680
Procter & Gamble Co.
1.80%, 11/15/15	250,000	255,144
Reynolds American, Inc.
1.05%, 10/30/15	100,000	100,135
Sanofi
2.63%, 03/29/16	250,000	259,734
1.25%, 04/10/18	400,000	395,792
Teva Pharmaceutical Finance III LLC
3.00%, 06/15/15	250,000	256,581
The Coca Cola Co.
1.15%, 04/01/18	250,000	248,213
The Kroger Co.
3.90%, 10/01/15	200,000	208,552
Thermo Fisher Scientific, Inc.
2.40%, 02/01/19	500,000	507,005
Unilever Capital Corp.
0.45%, 07/30/15	150,000	150,566
0.85%, 08/02/17	100,000	99,310
UST LLC
5.75%, 03/01/18	500,000	573,245
Warner Chilcott Co. LLC
7.75%, 09/15/18 (b)	500,000	529,375
Whirlpool Corp.
6.50%, 06/15/16	250,000	278,305

6

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Zoetis, Inc.
1.15%, 02/01/16	250,000	252,004

		14,277,693

Energy 1.6%
Anadarko Petroleum Corp.
5.95%, 09/15/16	200,000	222,634
Apache Corp.
1.75%, 04/15/17	250,000	255,403
BP Capital Markets PLC
3.13%, 10/01/15	250,000	259,050
3.20%, 03/11/16	250,000	262,088
1.85%, 05/05/17	300,000	306,737
1.38%, 05/10/18	100,000	99,326
2.24%, 05/10/19	200,000	202,476
Chevron Corp.
1.72%, 06/24/18 (b)	650,000	656,393
ConocoPhillips
5.20%, 05/15/18	150,000	170,130
Devon Energy Corp.
2.25%, 12/15/18 (b)	200,000	202,611
Encana Corp.
6.50%, 05/15/19	250,000	297,769
Ensco PLC
3.25%, 03/15/16	150,000	156,448
Marathon Oil Corp.
0.90%, 11/01/15	250,000	251,355
Marathon Petroleum Corp.
3.50%, 03/01/16	100,000	104,565
Nabors Industries, Inc.
2.35%, 09/15/16 (c)	200,000	204,825
Noble Holding International Ltd.
3.05%, 03/01/16	500,000	516,918
Occidental Petroleum Corp.
1.50%, 02/15/18 (b)	600,000	600,377
Petrohawk Energy Corp.
7.25%, 08/15/18 (b)	250,000	263,125
Shell International Finance BV
3.10%, 06/28/15	200,000	206,083
5.20%, 03/22/17	150,000	167,781
Suncor Energy, Inc.
6.10%, 06/01/18	400,000	466,427
Total Capital S.A.
3.00%, 06/24/15	250,000	256,960
2.30%, 03/15/16	100,000	103,308
1.50%, 02/17/17	150,000	152,548
Transocean, Inc.
2.50%, 10/15/17	200,000	204,728
Valero Energy Corp.
6.13%, 06/15/17	200,000	228,696

		6,818,761

Technology 1.5%
Apple, Inc.
0.45%, 05/03/16	150,000	150,106
1.00%, 05/03/18	350,000	344,655
Arrow Electronics, Inc.
3.00%, 03/01/18	500,000	516,060
Baidu, Inc.
3.25%, 08/06/18	200,000	206,586
Cisco Systems, Inc.
5.50%, 02/22/16	200,000	217,420
1.10%, 03/03/17	350,000	351,964
Fiserv, Inc.
3.13%, 10/01/15	200,000	206,241
6.80%, 11/20/17	400,000	465,458
Hewlett-Packard Co.
2.65%, 06/01/16	200,000	207,042
2.75%, 01/14/19	400,000	410,260
Intel Corp.
1.35%, 12/15/17	150,000	150,347
International Business Machines Corp.
1.25%, 02/06/17	350,000	353,387
1.25%, 02/08/18	250,000	249,442
1.88%, 05/15/19	200,000	200,307
Microsoft Corp.
1.63%, 09/25/15	250,000	254,609
1.63%, 12/06/18	250,000	251,441
NetApp, Inc.
2.00%, 12/15/17	400,000	406,953
Oracle Corp.
5.25%, 01/15/16	250,000	269,387
2.38%, 01/15/19	800,000	820,190
Texas Instruments, Inc.
2.38%, 05/16/16	150,000	155,472
Xerox Corp.
2.95%, 03/15/17	150,000	156,809

		6,344,136

Transportation 0.3%
Burlington Northern Santa Fe Corp.
5.75%, 03/15/18	300,000	345,461
CSX Corp.
5.60%, 05/01/17	100,000	112,163
Ryder System, Inc.
2.55%, 06/01/19 (b)	300,000	304,690
Southwest Airlines Co.
5.13%, 03/01/17	400,000	438,086

		1,200,400

		51,633,552

Utilities 2.0%

Electric 1.3%
American Electric Power Co., Inc.
1.65%, 12/15/17 (b)	400,000	402,844
CMS Energy Corp.
5.05%, 02/15/18	150,000	166,946
Consumers Energy Co.
5.50%, 08/15/16	150,000	165,312
Dominion Resources, Inc.
5.15%, 07/15/15	400,000	420,342
Duke Energy Corp.
1.63%, 08/15/17	150,000	151,744
2.10%, 06/15/18 (b)	200,000	203,007
Edison International
3.75%, 09/15/17	300,000	321,398
Exelon Corp.
4.90%, 06/15/15	400,000	416,852
NextEra Energy Capital Holdings, Inc.
7.88%, 12/15/15	150,000	166,202
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)(c)	350,000	352,441
Pacific Gas & Electric Co.
5.63%, 11/30/17	200,000	227,336
PPL Capital Funding Inc.
1.90%, 06/01/18 (b)	100,000	100,144
PPL Energy Supply LLC
6.20%, 05/15/16	150,000	161,932
6.50%, 05/01/18	300,000	336,766

 7

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
PSEG Power LLC
5.50%, 12/01/15	200,000	214,429
Sierra Pacific Power Co.
6.00%, 05/15/16	300,000	330,677
The Dayton Power & Light Co.
1.88%, 09/15/16 (c)	300,000	306,018
The Southern Co.
2.38%, 09/15/15	100,000	102,399
2.45%, 09/01/18	500,000	514,195
TransAlta Corp.
1.90%, 06/03/17	300,000	301,198

		5,362,182

Natural Gas 0.7%
Dominion Gas Holdings LLC
1.05%, 11/01/16 (c)	500,000	499,370
Energy Transfer Partners LP
6.13%, 02/15/17	200,000	223,946
Enterprise Products Operating LLC
6.50%, 01/31/19	200,000	238,513
Kinder Morgan Energy Partners LP
5.95%, 02/15/18	400,000	458,608
2.65%, 02/01/19	300,000	304,844
ONE Gas, Inc.
2.07%, 02/01/19 (b)(c)	150,000	151,115
Plains All American Pipeline LP
3.95%, 09/15/15	150,000	156,472
Sempra Energy
6.50%, 06/01/16	250,000	277,610
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	311,956
TransCanada PipeLines Ltd.
3.40%, 06/01/15	100,000	102,917
Williams Partners LP
7.25%, 02/01/17	200,000	229,895

		2,955,246

		8,317,428

Total Corporate Bonds
(Cost $104,074,723)		105,601,457

Municipal Bonds 0.1% of net assets

Fixed-Rate Obligations 0.1%
California
GO Bonds
3.95%, 11/01/15	350,000	366,975
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	250,000	275,215

Total Municipal Bonds
(Cost $628,129)		642,190

	Number	Value
Security	of Shares	($)

Other Investment Company 0.6% of net assets

Money Market Fund 0.6%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	2,413,328	2,413,328

Total Other Investment Company
(Cost $2,413,328)		2,413,328

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $428,719,969 and the unrealized appreciation and depreciation were $3,244,341 and ($554,951), respectively, with a net unrealized appreciation of $2,689,390.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,667,971 or 0.4% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.

GO —	General obligation
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

8

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

 9

 Schwab Short-Term Bond Market Fund

Portfolio Holdings (Unaudited) continued

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government and Government Agencies[1]	$—	$289,561,424	$—	$289,561,424
Foreign Securities[1]	—	33,190,960	—	33,190,960
Corporate Bonds[1]	—	105,601,457	—	105,601,457
Municipal Bonds[1]	—	642,190	—	642,190
Other Investment Company[1]	2,413,328	—	—	2,413,328

Total	$2,413,328	$428,996,031	$—	$431,409,359

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG406016MAY14

10

Schwab Investments
Schwab Intermediate-Term Bond Fund™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

20.8%		Corporate Bonds	74,105,640	75,718,969
0.3%		Asset-Backed Obligations	1,121,085	1,142,952
37.0%		Mortgage-Backed Securities	131,468,028	134,694,034
2.0%		Commercial Mortgage-Backed Securities	6,976,077	7,347,388
37.8%		U.S. Government and Government Agencies	136,596,158	137,631,680
4.4%		Foreign Securities	15,722,937	16,056,548
0.6%		Preferred Stock	2,033,520	1,999,200
1.4%		Other Investment Company	5,124,057	5,124,057
2.7%		Short-Term Investment	9,999,951	9,999,961

107.0%		Total Investments	383,147,453	389,714,789
(2	.4)%	TBA Sale Commitments	(8,867,188)	(8,864,339)
(4.6%)		Other Assets and Liabilities, Net		(16,650,237)

100.0%		Net Assets		364,200,213

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Corporate Bonds 20.8% of net assets

Finance 8.9%

Banking 5.9%
Abbey National Treasury Services PLC
3.05%, 08/23/18	500,000	523,982
American Express Co.
5.50%, 09/12/16	500,000	552,049
Associates Corp. of North America
6.95%, 11/01/18	500,000	599,427
Bank of America Corp.
5.42%, 03/15/17	500,000	550,254
1.27%, 01/15/19 (a)	1,000,000	1,014,219
2.65%, 04/01/19	350,000	355,682
5.63%, 07/01/20	500,000	577,418
4.00%, 04/01/24	550,000	563,821
BNP Paribas S.A.
3.60%, 02/23/16	300,000	314,614
3.25%, 03/03/23	500,000	492,405
BPCE S.A.
1.48%, 04/25/16 (a)	1,000,000	1,015,702
Capital One Financial Corp.
1.00%, 11/06/15	500,000	502,381
Citigroup, Inc.
5.00%, 09/15/14	250,000	253,089
1.19%, 07/25/16 (a)	1,000,000	1,010,560
Credit Suisse USA, Inc.
1.38%, 05/26/17	150,000	150,360
Deutsche Bank AG
1.35%, 05/30/17	650,000	650,899
3.70%, 05/30/24	700,000	705,112
First Tennessee Bank NA
5.05%, 01/15/15	1,000,000	1,025,194
JPMorgan Chase & Co.
6.00%, 01/15/18	750,000	863,065
4.95%, 03/25/20	500,000	564,319
Lloyds Bank PLC
6.38%, 01/21/21	1,000,000	1,215,455
Macquarie Group Ltd.
7.30%, 08/01/14 (c)	1,000,000	1,010,551
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	500,000	523,233
Merrill Lynch & Co., Inc.
5.00%, 01/15/15	500,000	513,851
Morgan Stanley
5.50%, 07/24/20	1,000,000	1,145,073
3.75%, 02/25/23	100,000	101,770
4.10%, 05/22/23	250,000	252,199
Rabobank Nederland
4.63%, 12/01/23	700,000	740,380
Regions Financial Corp.
2.00%, 05/15/18 (b)	150,000	149,760
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	250,000	255,425
Skandinaviska Enskilda Banken AB
1.75%, 03/19/18 (c)	500,000	499,611
The Bear Stearns Cos. LLC
7.25%, 02/01/18	250,000	298,883
The Goldman Sachs Group, Inc.
3.30%, 05/03/15	250,000	256,200
5.63%, 01/15/17	250,000	276,519
2.38%, 01/22/18	400,000	407,168
6.15%, 04/01/18	650,000	748,257
Wells Fargo & Co.
5.63%, 12/11/17	300,000	341,795
4.60%, 04/01/21	500,000	558,102

		21,578,784

Brokerage 0.2%
Nomura Holdings, Inc.
5.00%, 03/04/15	300,000	309,618
2.75%, 03/19/19	250,000	253,794

		563,412

Finance Company 0.8%
GATX Corp.
1.25%, 03/04/17	600,000	599,146
2.50%, 07/30/19	600,000	604,276
General Electric Capital Corp.
5.63%, 05/01/18	500,000	575,077
International Lease Finance Corp.
4.88%, 04/01/15	1,000,000	1,030,000

		2,808,499

 1

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Insurance 0.9%
Aflac, Inc.
3.63%, 06/15/23	250,000	256,649
American International Group, Inc.
2.38%, 08/24/15	600,000	611,666
Assurant, Inc.
2.50%, 03/15/18	750,000	758,590
Cigna Corp.
5.13%, 06/15/20	350,000	398,145
CNA Financial Corp.
5.88%, 08/15/20	250,000	293,722
Prudential Financial, Inc.
4.50%, 11/15/20	500,000	555,664
The Chubb Corp.
6.38%, 03/29/67 (a)(b)	100,000	111,500
WellPoint, Inc.
2.30%, 07/15/18	250,000	254,113

		3,240,049

Other Financial 0.4%
Petrobras Global Finance BV
1.85%, 05/20/16 (a)	1,500,000	1,500,000

Real Estate Investment Trust 0.7%
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	500,000	506,374
Kilroy Realty LP
6.63%, 06/01/20	500,000	595,631
Kimco Realty Corp.
3.20%, 05/01/21 (b)	750,000	757,084
ProLogis LP
4.50%, 08/15/17	250,000	271,913
WP Carey, Inc.
4.60%, 04/01/24 (b)	500,000	522,750

		2,653,752

		32,344,496

Industrial 10.1%

Basic Industry 1.1%
Anglo American Capital PLC
1.18%, 04/15/16 (a)(c)	500,000	501,893
Barrick North America Finance LLC
4.40%, 05/30/21	700,000	718,546
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	500,000	517,370
Glencore Funding LLC
2.50%, 01/15/19 (c)	500,000	494,348
Kinross Gold Corp.
5.13%, 09/01/21 (b)	250,000	255,783
LYB International Finance BV
4.00%, 07/15/23	500,000	524,840
The Dow Chemical Co.
4.25%, 11/15/20 (b)	750,000	814,780
Xstrata Finance Canada Ltd.
2.85%, 11/10/14 (c)	100,000	100,853

		3,928,413

Capital Goods 0.9%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	500,000	502,388
Eaton Corp.
0.95%, 11/02/15	100,000	100,614
2.75%, 11/02/22	750,000	733,286
General Electric Co.
0.85%, 10/09/15	200,000	201,227
5.25%, 12/06/17	500,000	566,313
John Deere Capital Corp.
2.95%, 03/09/15	350,000	357,205
L-3 Communications Corp.
4.75%, 07/15/20	650,000	715,673

		3,176,706

Communications 1.5%
21st Century Fox America, Inc.
4.00%, 10/01/23	300,000	313,727
America Movil, S.A.B. de CV
1.23%, 09/12/16 (a)	1,000,000	1,012,736
AT&T, Inc.
2.38%, 11/27/18	200,000	204,388
Comcast Corp.
5.88%, 02/15/18	400,000	463,605
5.70%, 07/01/19	350,000	412,152
DIRECTV Holdings LLC
5.20%, 03/15/20	250,000	283,916
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	573,802
Orange S.A.
2.75%, 02/06/19	400,000	410,926
Telefonica Emisiones S.A.U.
4.95%, 01/15/15	300,000	307,706
Verizon Communications, Inc.
4.50%, 09/15/20	1,000,000	1,106,824
5.15%, 09/15/23	500,000	563,929

		5,653,711

Consumer Cyclical 1.3%
Ford Motor Credit Co. LLC
1.47%, 05/09/16 (a)	1,000,000	1,016,296
6.63%, 08/15/17	265,000	306,131
Hyundai Capital Services, Inc.
1.03%, 03/18/17 (a)(c)	1,000,000	1,003,715
International Game Technology
5.50%, 06/15/20	100,000	110,317
Macy’s Retail Holdings, Inc.
5.90%, 12/01/16	213,000	238,548
4.38%, 09/01/23 (b)	250,000	266,108
QVC, Inc.
5.13%, 07/02/22	500,000	531,310
The Gap, Inc.
5.95%, 04/12/21 (b)	500,000	577,949
Time Warner, Inc.
3.15%, 07/15/15	250,000	257,454
Viacom, Inc.
3.88%, 04/01/24 (b)	300,000	307,302
Wyndham Worldwide Corp.
5.63%, 03/01/21	100,000	110,932

		4,726,062

Consumer Non-Cyclical 2.3%
Altria Group, Inc.
4.75%, 05/05/21	500,000	555,961
Anheuser-Busch InBev Finance, Inc.
3.70%, 02/01/24	250,000	260,260
Cardinal Health, Inc.
4.63%, 12/15/20	500,000	553,725
3.20%, 06/15/22	100,000	100,477
3.20%, 03/15/23	250,000	249,381
ConAgra Foods, Inc.
1.90%, 01/25/18	250,000	252,001
7.00%, 04/15/19	500,000	605,939

2

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Express Scripts Holding Co.
2.10%, 02/12/15	250,000	252,788
Forest Laboratories, Inc.
5.00%, 12/15/21 (b)(c)	1,000,000	1,097,500
Kraft Foods Group, Inc.
5.38%, 02/10/20	523,000	601,517
McKesson Corp.
4.75%, 03/01/21 (b)	500,000	558,453
Mondelez International, Inc.
2.25%, 02/01/19 (b)	350,000	353,463
Mylan, Inc.
7.88%, 07/15/20 (b)(c)	1,000,000	1,113,415
PepsiCo, Inc.
2.25%, 01/07/19 (b)	150,000	153,026
Philip Morris International, Inc.
4.50%, 03/26/20	500,000	557,130
Thermo Fisher Scientific, Inc.
4.15%, 02/01/24 (b)	150,000	158,398
Warner Chilcott Co. LLC
7.75%, 09/15/18 (b)	799,000	845,941
Zoetis, Inc.
3.25%, 02/01/23 (b)	250,000	247,715

		8,517,090

Energy 1.7%
Anadarko Petroleum Corp.
6.38%, 09/15/17	500,000	577,857
BP Capital Markets PLC
2.24%, 05/10/19	1,250,000	1,265,475
Canadian Natural Resources Ltd.
0.61%, 03/30/16 (a)	250,000	250,546
3.80%, 04/15/24	500,000	518,648
Diamond Offshore Drilling, Inc.
3.45%, 11/01/23 (b)	500,000	505,013
Encana Corp.
6.50%, 05/15/19	500,000	595,539
EOG Resources, Inc.
2.45%, 04/01/20 (b)	500,000	507,275
Hess Corp.
8.13%, 02/15/19	500,000	632,714
Plains Exploration & Production Co.
6.50%, 11/15/20 (b)	1,000,000	1,115,000
Valero Energy Corp.
9.38%, 03/15/19	250,000	329,328

		6,297,395

Technology 0.9%
Apple, Inc.
1.00%, 05/03/18	250,000	246,182
Arrow Electronics, Inc.
3.00%, 03/01/18	300,000	309,636
4.50%, 03/01/23 (b)	300,000	311,753
Baidu, Inc.
3.25%, 08/06/18	800,000	826,343
Cisco Systems, Inc.
1.10%, 03/03/17	650,000	653,647
Hewlett-Packard Co.
1.17%, 01/14/19 (a)	500,000	503,720
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	207,216
Xerox Corp.
4.25%, 02/15/15	250,000	256,581

		3,315,078

Transportation 0.4%
American Airlines Pass-Through Trust
4.00%, 07/15/25 (c)	340,518	345,626
Burlington Northern Santa Fe LLC
4.70%, 10/01/19	300,000	339,867
3.60%, 09/01/20 (b)	250,000	264,129
CSX Corp.
7.38%, 02/01/19	300,000	369,232

		1,318,854

		36,933,309

Utilities 1.8%

Electric 1.1%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	100,000	99,250
CenterPoint Energy Houston Electric LLC
2.25%, 08/01/22 (b)	100,000	96,422
Dominion Resources, Inc.
6.40%, 06/15/18	500,000	588,982
DTE Electric Co.
3.65%, 03/15/24 (b)	350,000	366,961
Duke Energy Corp.
0.61%, 04/03/17 (a)	1,000,000	1,003,796
5.05%, 09/15/19	300,000	342,841
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	500,000	530,303
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)(c)	150,000	151,046
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	100,000	97,932
The Southern Co.
2.38%, 09/15/15	200,000	204,798
TransAlta Corp.
1.90%, 06/03/17	350,000	351,397
4.50%, 11/15/22 (b)	100,000	101,457

		3,935,185

Natural Gas 0.7%
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	750,000	764,589
Energy Transfer Partners LP
4.15%, 10/01/20 (b)	500,000	533,203
Enterprise Products Operating LLC
3.90%, 02/15/24 (b)	250,000	258,344
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (b)	250,000	253,785
ONE Gas, Inc.
2.07%, 02/01/19 (b)(c)	100,000	100,743
Plains All American Pipeline LP
3.85%, 10/15/23 (b)	100,000	102,851
Sempra Energy
2.88%, 10/01/22 (b)	150,000	147,621
Williams Partners LP
7.25%, 02/01/17	300,000	344,843

		2,505,979

		6,441,164

Total Corporate Bonds
(Cost $74,105,640)		75,718,969

 3

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Asset-Backed Obligations 0.3% of net assets

Citibank Credit Card Issuance Trust
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	1,000,000	1,142,952

Total Asset-Backed Obligations
(Cost $1,121,085)		1,142,952

Mortgage-Backed Securities 37.0% of net assets

Collateralized Mortgage Obligations 0.8%
Chase Mortgage Finance Corp.
Series 2003-S13 Class A16
5.00%, 11/25/33 (b)	440,198	445,438
Credit Suisse First Boston Mortgage Securities Corp.
Series 2003-23 Class 7A1
5.00%, 09/25/18 (b)	1,079,222	1,107,163
MASTR Asset Securitization Trust
Series 2003-10 Class 3A1
5.50%, 11/25/33 (b)	240,956	254,549
Residential Accredit Loans, Inc.
Series 2002-QS18 Class A1
5.50%, 12/25/17 (b)	33,773	34,229
Sequoia Mortgage Trust
Series 2011-1 Class A1
4.13%, 02/25/41 (b)	321,875	328,377
Series 2012-2 Class A2
3.50%, 04/25/42 (b)	357,791	366,049
Series 2013-5 Class A1
2.50%, 05/25/43 (b)(c)	331,307	310,103

		2,845,908

U.S. Government Agency Mortgages 36.2%
Fannie Mae
6.00%, 03/01/16 to 10/01/39 (b)	2,694,294	3,019,726
7.00%, 11/15/16 to 01/01/35 (b)	379,714	435,305
4.50%, 03/01/18 to 10/01/43 (b)	5,001,425	5,394,302
6.50%, 03/01/19 to 09/01/22 (b)	361,386	401,109
5.50%, 10/01/22 to 05/01/40 (b)	1,971,094	2,207,462
5.00%, 08/01/23 to 05/01/40 (b)	3,479,027	3,858,083
3.00%, 01/01/26 to 05/01/43 (b)	9,873,501	9,937,522
2.50%, 07/01/28 (b)	2,953,579	3,010,033
3.50%, 02/01/32 to 07/01/43 (b)	8,834,323	9,139,767
5.49%, 08/01/32 to 12/01/32 (b)	901,839	1,006,668
5.45%, 06/01/33 to 07/01/33 (b)	103,602	115,765
3.69%, 06/01/40 (a)(b)	2,731,802	2,918,659
4.00%, 09/01/40 to 02/01/42 (b)	5,643,300	5,991,726
Fannie Mae REMICs
2.50%, 02/25/21 (b)	106,150	106,251
Fannie Mae TBA
2.00%, 06/01/29 (b)	400,000	395,976
2.50%, 06/01/29 to 07/01/44 (b)	800,000	779,094
3.00%, 06/01/29 to 07/01/44 (b)	2,800,000	2,808,687
3.50%, 06/01/29 (b)	1,800,000	1,905,188
4.00%, 06/01/44 (b)	1,000,000	1,060,156
4.50%, 06/01/44 (b)	2,500,000	2,704,687
Freddie Mac
4.50%, 09/01/15 to 08/01/41 (b)	4,184,027	4,541,787
6.50%, 03/01/16 to 04/01/26 (b)	337,049	374,021
6.00%, 06/01/16 to 10/01/38 (b)	512,400	580,847
5.50%, 11/01/17 to 07/01/35 (b)	3,309,462	3,696,982
5.00%, 10/01/18 to 10/01/43 (b)	2,205,058	2,415,793
4.00%, 07/01/19 to 01/01/44 (b)	5,035,210	5,356,384
2.50%, 07/01/28 to 05/01/33 (b)	1,508,620	1,533,391
3.00%, 09/01/28 to 07/01/43 (b)	4,243,427	4,241,278
3.50%, 03/01/42 to 07/01/43 (b)	1,314,679	1,355,526
Freddie Mac REMICs
3.00%, 08/15/19 (b)	546,549	556,416
2.00%, 07/15/20 (b)	437,226	440,983
4.00%, 11/15/23 (b)	418,567	426,919
Freddie Mac TBA
2.00%, 06/01/29 (b)	400,000	395,719
2.50%, 06/01/29 (b)	900,000	914,766
3.00%, 06/01/29 to 07/01/44 (b)	1,100,000	1,126,723
3.50%, 06/01/29 to 07/01/44 (b)	3,700,000	3,829,417
4.00%, 06/01/44 (b)	500,000	529,375
Ginnie Mae
6.00%, 03/15/17 to 03/15/24 (b)	22,785	25,025
9.50%, 03/20/17 to 05/20/20 (b)	5,065	5,354
5.00%, 12/15/17 to 08/15/40 (b)	7,323,082	8,111,013
10.00%, 04/15/18 to 06/20/19 (b)	2,052	2,174
5.50%, 06/15/18 to 08/20/40 (b)	7,131,843	8,109,078
4.00%, 08/15/18 to 05/20/44 (b)	5,195,583	5,553,382
4.50%, 11/15/18 to 03/20/44 (b)	4,429,765	4,839,502
8.50%, 06/15/21 to 10/20/26 (b)	1,581	1,629
7.50%, 03/15/22 to 10/15/25 (b)	2,660	2,791
6.50%, 10/15/23 (b)	1,246	1,416
8.00%, 06/20/24 to 07/15/27 (b)	3,074	3,403
3.00%, 02/15/26 to 06/20/43 (b)	2,196,556	2,237,086
2.50%, 06/15/27 (b)	362,326	373,287
2.00%, 07/20/28 (b)	23,411	23,196
5.25%, 11/15/34 (b)	129,654	142,407
3.50%, 09/15/42 to 05/20/44 (b)	5,923,742	6,177,943
Ginnie Mae REMICs
6.48%, 08/20/34 (a)(b)	905,139	1,058,958
Ginnie Mae TBA
3.00%, 06/01/44 (b)	3,000,000	3,022,969
3.50%, 06/01/44 (b)	1,600,000	1,665,672
4.50%, 06/01/44 (b)	900,000	979,348

		131,848,126

Total Mortgage-Backed Securities
(Cost $131,468,028)		134,694,034

Commercial Mortgage-Backed Securities 2.0% of net assets

Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	3,025,000	3,159,829
Series 2006-T24 Class A4
5.54%, 10/12/41 (b)	986,271	1,074,339
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	505,000	568,062
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5 Class A4
4.83%, 11/15/37 (b)	741,412	748,685
Greenwich Capital Commercial Funding Corp.
Series 2006-GG7 Class A4
5.82%, 07/10/38 (a)(b)	648,471	700,666
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	1,000,000	1,095,807

Total Commercial Mortgage-Backed Securities
(Cost $6,976,077)		7,347,388

4

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government and Government Agencies 37.8% of net assets

U.S. Government Agency Securities 4.1%
Fannie Mae
1.63%, 10/26/15	2,000,000	2,039,422
0.63%, 08/26/16	6,000,000	6,018,498
0.88%, 10/26/17	3,000,000	2,986,368
Freddie Mac
2.50%, 05/27/16	3,000,000	3,125,268
1.25%, 08/01/19	600,000	586,499

		14,756,055

U.S. Treasury Obligations 33.7%
U.S. Treasury Notes
0.25%, 09/30/15	6,000,000	6,007,032
0.38%, 01/15/16	7,000,000	7,015,036
2.00%, 04/30/16	5,000,000	5,158,790
1.75%, 05/31/16	4,600,000	4,726,500
1.50%, 07/31/16	2,550,000	2,608,571
0.63%, 08/15/16	8,000,000	8,030,936
0.75%, 01/15/17	16,000,000	16,050,624
0.88%, 02/28/17	5,000,000	5,025,975
3.13%, 04/30/17	1,500,000	1,602,305
0.88%, 05/15/17	3,000,000	3,009,492
1.88%, 10/31/17	3,000,000	3,091,524
0.75%, 12/31/17	6,000,000	5,937,186
2.88%, 03/31/18	2,000,000	2,131,406
3.75%, 11/15/18	2,000,000	2,210,078
1.63%, 03/31/19	3,000,000	3,020,508
1.25%, 04/30/19	2,250,000	2,223,808
1.00%, 06/30/19	6,250,000	6,077,637
0.88%, 07/31/19	4,000,000	3,857,812
1.38%, 01/31/20	2,500,000	2,452,147
1.25%, 02/29/20	4,500,000	4,376,952
3.50%, 05/15/20	5,000,000	5,491,795
2.63%, 08/15/20	2,000,000	2,090,704
2.38%, 12/31/20	4,000,000	4,105,624
2.13%, 01/31/21	2,500,000	2,523,730
2.00%, 02/28/21	3,000,000	3,002,226
1.63%, 08/15/22	2,000,000	1,906,562
2.00%, 02/15/23	1,500,000	1,462,149
2.50%, 08/15/23	2,000,000	2,020,938
2.75%, 11/15/23	2,500,000	2,574,610
2.75%, 02/15/24	3,000,000	3,082,968

		122,875,625

Total U.S. Government and Government Agencies
(Cost $136,596,158)		137,631,680

Foreign Securities 4.4% of net assets

Foreign Agencies 1.3%

Germany 0.3%
Kreditanstalt Fuer Wiederaufbau
4.00%, 01/27/20 (d)	1,000,000	1,113,508

Mexico 0.4%
Petroleos Mexicanos
4.88%, 03/15/15	500,000	516,125
2.25%, 07/18/18 (a)	500,000	520,625
5.50%, 01/21/21	500,000	561,250

		1,598,000

Netherlands 0.1%
Petrobras Global Finance BV
2.59%, 03/17/17 (a)	500,000	508,125

Norway 0.2%
Statoil A.S.A.
3.13%, 08/17/17	500,000	531,892

Republic of Korea 0.3%
Export-Import Bank of Korea
4.00%, 01/11/17	500,000	536,225
Korea Development Bank
3.75%, 01/22/24	500,000	525,266

		1,061,491

		4,813,016

Foreign Local Government 0.3%

Canada 0.3%
Province of Manitoba
1.13%, 06/01/18	1,000,000	991,503

Sovereign 0.9%

Brazil 0.1%
Federative Republic of Brazil
6.00%, 01/17/17	250,000	279,250
4.88%, 01/22/21	100,000	110,500

		389,750

Chile 0.1%
Republic of Chile
2.25%, 10/30/22	250,000	237,500

Italy 0.1%
Republic of Italy
3.13%, 01/26/15	100,000	101,683
5.38%, 06/12/17	250,000	277,778

		379,461

Mexico 0.2%
United Mexican States
5.13%, 01/15/20	500,000	565,000
3.63%, 03/15/22	250,000	259,750

		824,750

Philippines 0.0%
Republic of the Philippines
4.20%, 01/21/24	150,000	161,062

Poland 0.2%
Poland Government International Bond
6.38%, 07/15/19	500,000	595,625

Republic of Korea 0.1%
Republic of Korea
5.13%, 12/07/16	500,000	553,685

Turkey 0.1%
Turkey Government International Bond
3.25%, 03/23/23	300,000	278,175

		3,420,008

Supranational* 1.9%
Asian Development Bank
2.50%, 03/15/16	750,000	778,615

 5

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
European Investment Bank
2.50%, 05/16/16	2,000,000	2,081,434
4.00%, 02/16/21	750,000	835,222
Inter-American Development Bank
1.38%, 10/18/16	1,000,000	1,018,056
International Bank for Reconstruction & Development
0.88%, 04/17/17	1,000,000	1,003,366
International Finance Corp.
1.13%, 11/23/16	500,000	505,259
1.75%, 09/04/18	600,000	610,069

		6,832,021

Total Foreign Securities
(Cost $15,722,937)		16,056,548

	Number	Value
Security	of Shares	($)

Preferred Stock 0.6% of net assets

Insurance 0.6%
Aegon N. V.	80,000	1,999,200

Total Preferred Stock
(Cost $2,033,520)		1,999,200

Other Investment Company 1.4% of net assets

Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	5,124,057	5,124,057

Total Other Investment Company
(Cost $5,124,057)		5,124,057

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 2.7% of net assets

U.S. Government Agency Security 2.7%
Federal Home Loan Bank
0.04%, 06/06/14 (f)	10,000,000	9,999,961

Total Short-Term Investment
(Cost $9,999,951)		9,999,961

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $383,175,841 and the unrealized appreciation and depreciation were $7,488,776 and ($949,828), respectively, with a net unrealized appreciation of $6,538,948.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 2.4% of net assets

U.S. Government Agency Mortgages 2.4%
Ginnie Mae TBA
5.00%, 06/01/44 (b)	3,000,000	3,292,266
5.50%, 06/01/44 (b)	5,000,000	5,572,073

		8,864,339

Total TBA Sale Commitments
(Proceeds $8,867,188)		8,864,339

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $6,729,404 or 1.8% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.

REMIC —	Real Estate Mortgage Investment Conduit

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

6

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

 7

 Schwab Intermediate-Term Bond Fund

Portfolio Holdings (Unaudited) continued

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Corporate Bonds[1]	$—	$38,785,660	$—	$38,785,660
Industrial[1]	—	35,614,455	—	35,614,455
Transportation	—	973,228	345,626	1,318,854
Asset-Backed Obligations	—	1,142,952	—	1,142,952
Mortgage-Backed Securities[1]	—	134,694,034	—	134,694,034
Commercial Mortgage-Backed Securities	—	7,347,388	—	7,347,388
U.S. Government and Government Agencies[1]	—	137,631,680	—	137,631,680
Foreign Securities[1]	—	16,056,548	—	16,056,548
Preferred Stock[1]	1,999,200	—	—	1,999,200
Other Investment Company[1]	5,124,057	—	—	5,124,057
Short-Term Investment[1]	—	9,999,961	—	9,999,961

Total	$7,123,257	$382,245,906	$345,626	$389,714,789

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($8,864,339)	$—	($8,864,339)

[1]	As categorized in portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
Investments in	August 31,	Discounts	Gains	Appreciation	Gross	Gross	Transfers	Transfers	May 31,
Securities	2013	(Premiums)	(Losses)	(Depreciation)	Purchases	Sales	in	out	2014

Corporate Bonds	$—	$—	$—	$32,232	$—	($9,481)	$322,875	$—	$345,626

Total	$—	$—	$—	$32,232	$—	($9,481)	$322,875	$—	$345,626

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers into Level 3 from Level 2 due to valuation using unobservable inputs. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2014.

REG406020MAY14

8

Schwab Investments
Schwab Total Bond Market Fund™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

29.0%	Mortgage-Backed Securities	281,927,883	288,486,878
23.2%	Corporate Bonds	218,721,731	230,303,832
38.8%	U.S. Government and Government Agencies	375,050,220	385,589,934
1.6%	Commercial Mortgage-Backed Securities	15,744,497	16,577,562
0.5%	Asset-Backed Obligations	4,801,733	4,765,995
5.2%	Foreign Securities	50,340,719	51,519,820
1.0%	Municipal Bonds	8,817,717	9,751,639
0.3%	Other Investment Company	3,134,747	3,134,747
6.4%	Short-Term Investments	63,499,361	63,499,422

106.0%	Total Investments	1,022,038,608	1,053,629,829
0.0%	Collateral Invested for Securities on Loan	146,260	146,260
(6.0%)	Other Assets and Liabilities, Net		(60,236,962)

100.0%	Net Assets		993,539,127

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 29.0% of net assets

U.S. Government Agency Mortgages 29.0%
Fannie Mae
5.50%, 02/01/16 to 07/01/40 (b)	6,048,622	6,818,016
5.00%, 12/01/17 to 06/01/42 (b)	9,137,838	10,111,864
4.50%, 05/01/18 to 01/01/44 (b)	12,760,096	13,845,425
6.50%, 06/01/18 to 11/01/37 (b)	1,650,012	1,870,970
2.50%, 05/01/23 to 07/01/28 (b)	6,241,737	6,362,749
3.50%, 09/01/23 to 09/01/43 (b)	21,525,346	22,317,932
4.00%, 04/01/24 to 10/01/43 (b)	18,263,172	19,430,007
6.00%, 09/01/24 to 10/01/39 (b)	4,335,311	4,882,405
3.00%, 10/01/26 to 07/01/43 (b)	23,484,126	23,570,731
2.00%, 08/01/28 to 09/01/28 (b)	187,906	186,180
1.92%, 03/01/34 (a)(b)	937,439	999,921
2.04%, 03/01/35 (a)(b)	333,963	350,714
2.57%, 08/01/35 (a)(b)	1,553,244	1,658,878
7.00%, 04/01/37 (b)	169,283	190,160
Fannie Mae TBA
2.00%, 06/01/29 (b)	1,000,000	989,941
2.50%, 06/01/29 to 07/01/44 (b)	2,200,000	2,189,969
3.00%, 06/01/29 to 07/01/44 (b)	3,900,000	3,943,125
3.50%, 06/01/29 to 07/01/44 (b)	4,800,000	4,996,968
4.00%, 06/01/44 to 07/01/44 (b)	6,300,000	6,663,172
4.50%, 07/01/44 (b)	3,400,000	3,668,414
Freddie Mac
6.00%, 04/01/15 to 10/01/38 (b)	1,669,921	1,877,972
4.50%, 06/01/18 to 08/01/41 (b)	6,042,424	6,552,029
5.00%, 01/01/19 to 06/01/40 (b)	6,080,126	6,744,652
4.00%, 03/01/21 to 01/01/44 (b)	11,899,295	12,637,185
3.00%, 08/01/21 to 07/01/43 (b)	14,844,222	14,945,642
5.50%, 08/01/22 to 07/01/40 (b)	3,763,785	4,210,721
2.50%, 11/01/27 to 02/01/43 (b)	4,755,289	4,829,241
2.00%, 04/01/28 (b)	181,049	179,335
3.50%, 07/01/32 to 07/01/43 (b)	7,443,319	7,679,841
6.50%, 10/01/36 to 09/01/39 (b)	273,976	309,038
2.03%, 05/01/37 (a)(b)	816,683	857,824
Freddie Mac TBA
2.00%, 06/01/29 (b)	600,000	593,578
2.50%, 06/01/29 (b)	1,000,000	1,016,406
3.00%, 06/01/29 to 07/01/44 (b)	2,100,000	2,098,329
3.50%, 06/01/29 to 07/01/44 (b)	5,600,000	5,805,890
4.00%, 06/01/44 (b)	1,100,000	1,164,625
4.50%, 07/01/44 (b)	3,800,000	4,099,769
Ginnie Mae
4.00%, 06/20/20 to 03/20/44 (b)	12,296,656	13,160,485
5.00%, 10/20/21 to 08/20/40 (b)	6,973,653	7,717,486
5.50%, 09/20/23 to 03/15/40 (b)	2,630,207	2,929,332
4.50%, 05/15/24 to 03/20/44 (b)	11,276,364	12,321,275
3.00%, 02/15/26 to 04/20/43 (b)	9,110,996	9,240,843
3.50%, 02/15/26 to 05/20/44 (b)	11,266,853	11,763,926
2.50%, 03/20/28 to 01/20/29 (b)	690,560	712,142
2.00%, 07/20/28 (b)	46,821	46,392
1.63%, 04/20/32 (a)(b)	279,918	291,626
6.00%, 05/15/32 to 04/20/43 (b)	1,702,769	1,943,266
6.50%, 10/20/37 (b)	348,526	393,950
3.00%, 10/20/40 (a)(b)	33,461	34,907
Ginnie Mae TBA
2.50%, 06/01/44 (b)	500,000	483,958
3.00%, 06/01/44 (b)	5,500,000	5,542,234
3.50%, 06/01/44 (b)	7,300,000	7,598,266
4.00%, 06/01/44 (b)	2,200,000	2,349,875
4.50%, 06/01/44 (b)	1,200,000	1,307,297

Total Mortgage-Backed Securities
(Cost $281,927,883)		288,486,878

Corporate Bonds 23.2% of net assets

Finance 7.6%

Banking 5.0%
Abbey National Treasury Services PLC
4.00%, 04/27/16	400,000	423,399
3.05%, 08/23/18	200,000	209,593
American Express Co.
7.00%, 03/19/18	300,000	358,597
6.80%, 09/01/66 (a)(b)	500,000	553,750
Bank of America Corp.
5.25%, 12/01/15	500,000	530,055

 1

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
6.50%, 08/01/16	750,000	835,399
5.30%, 03/15/17	1,500,000	1,654,080
6.88%, 04/25/18	450,000	533,173
5.65%, 05/01/18	400,000	455,389
6.88%, 11/15/18	250,000	299,696
2.65%, 04/01/19	250,000	254,059
5.88%, 01/05/21	500,000	585,244
5.00%, 05/13/21	1,500,000	1,675,533
3.30%, 01/11/23	500,000	493,266
4.00%, 04/01/24	300,000	307,539
6.00%, 10/15/36	250,000	305,817
4.88%, 04/01/44	400,000	418,534
Bank of Nova Scotia
1.38%, 07/15/16	100,000	101,386
4.38%, 01/13/21	500,000	558,311
Barclays Bank PLC
5.00%, 09/22/16	150,000	163,812
6.75%, 05/22/19	300,000	364,009
BB&T Corp.
3.95%, 03/22/22 (b)	200,000	211,412
BNP Paribas S.A.
3.60%, 02/23/16	300,000	314,614
5.00%, 01/15/21	250,000	278,956
3.25%, 03/03/23	250,000	246,203
Capital One Bank USA NA
3.38%, 02/15/23	250,000	249,483
Capital One Financial Corp.
1.50%, 03/22/18 (b)	500,000	496,655
Citigroup, Inc.
1.70%, 07/25/16	150,000	151,985
4.45%, 01/10/17	1,000,000	1,080,459
6.00%, 08/15/17	200,000	226,963
6.13%, 11/21/17	750,000	858,921
6.13%, 05/15/18	750,000	868,325
4.50%, 01/14/22	100,000	108,631
4.05%, 07/30/22	1,000,000	1,024,251
6.13%, 08/25/36	250,000	286,434
5.88%, 01/30/42	250,000	299,668
6.68%, 09/13/43	100,000	122,603
Credit Suisse USA, Inc.
1.38%, 05/26/17	500,000	501,198
5.40%, 01/14/20	250,000	280,597
Deutsche Bank AG
6.00%, 09/01/17	450,000	513,633
3.70%, 05/30/24	100,000	100,730
Fifth Third Bancorp
8.25%, 03/01/38	200,000	295,876
HSBC Bank USA
5.88%, 11/01/34	500,000	590,557
HSBC Holdings PLC
4.00%, 03/30/22	500,000	533,815
7.63%, 05/17/32	150,000	200,537
6.50%, 09/15/37	200,000	246,112
JPMorgan Chase & Co.
2.60%, 01/15/16	800,000	823,262
1.13%, 02/26/16	250,000	251,550
3.15%, 07/05/16	500,000	522,739
6.00%, 01/15/18	1,000,000	1,150,753
4.25%, 10/15/20	1,500,000	1,633,030
3.20%, 01/25/23	500,000	496,543
6.40%, 05/15/38	300,000	379,516
5.50%, 10/15/40	100,000	115,547
JPMorgan Chase Bank NA
6.00%, 10/01/17	500,000	570,378
KeyBank NA
1.10%, 11/25/16 (b)	200,000	200,883
Lloyds Bank PLC
4.88%, 01/21/16	400,000	427,682
4.20%, 03/28/17	500,000	542,973
2.30%, 11/27/18	300,000	306,139
6.38%, 01/21/21	500,000	607,727
Manufacturers & Traders Trust Co.
5.63%, 12/01/21 (a)(b)	250,000	261,617
Morgan Stanley
1.75%, 02/25/16	750,000	761,621
5.45%, 01/09/17	1,500,000	1,657,936
6.63%, 04/01/18	200,000	234,437
2.13%, 04/25/18	1,000,000	1,010,186
7.30%, 05/13/19	250,000	305,814
4.10%, 05/22/23	500,000	504,398
6.25%, 08/09/26	250,000	305,638
6.38%, 07/24/42	400,000	506,322
National City Corp.
6.88%, 05/15/19	100,000	120,124
PNC Funding Corp.
4.25%, 09/21/15	600,000	628,789
Rabobank Nederland
2.13%, 10/13/15	200,000	204,743
3.38%, 01/19/17	350,000	372,207
4.63%, 12/01/23	100,000	105,769
Regions Financial Corp.
2.00%, 05/15/18 (b)	500,000	499,200
Royal Bank of Canada
2.63%, 12/15/15	250,000	258,351
2.20%, 07/27/18	750,000	767,607
Royal Bank of Scotland Group PLC
2.55%, 09/18/15	650,000	664,105
State Street Corp.
2.88%, 03/07/16	350,000	364,765
Svenska Handelsbanken AB
2.88%, 04/04/17	350,000	367,154
The Bank of New York Mellon Corp.
1.97%, 06/20/17 (a)	500,000	512,781
The Bear Stearns Cos. LLC
7.25%, 02/01/18	200,000	239,106
The Goldman Sachs Group, Inc.
5.63%, 01/15/17	750,000	829,555
5.95%, 01/18/18	600,000	684,378
2.38%, 01/22/18	800,000	814,337
6.15%, 04/01/18	250,000	287,791
7.50%, 02/15/19	1,000,000	1,225,606
5.95%, 01/15/27	450,000	511,690
6.75%, 10/01/37	600,000	722,209
The PNC Financial Services Group, Inc.
3.90%, 04/29/24 (b)	500,000	511,385
UBS AG
5.88%, 12/20/17	550,000	630,851
US Bancorp
2.20%, 11/15/16 (b)	250,000	258,510
Wells Fargo & Co.
5.63%, 12/11/17	700,000	797,523
3.50%, 03/08/22	1,000,000	1,039,126
3.45%, 02/13/23	800,000	796,271
5.38%, 02/07/35	250,000	289,631
5.38%, 11/02/43	325,000	356,015

		49,605,529

2

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Brokerage 0.2%
BlackRock, Inc.
5.00%, 12/10/19	300,000	343,375
4.25%, 05/24/21	500,000	551,550
Jefferies Group LLC
5.50%, 03/15/16	125,000	134,516
5.13%, 04/13/18	250,000	275,116
6.45%, 06/08/27	75,000	85,214
Nomura Holdings, Inc.
6.70%, 03/04/20	200,000	240,416

		1,630,187

Finance Company 0.6%
GATX Corp.
1.25%, 03/04/17	200,000	199,715
2.50%, 07/30/19	150,000	151,069
5.20%, 03/15/44 (b)	250,000	271,515
GE Capital Trust I
6.38%, 11/15/67 (a)(b)	250,000	278,750
General Electric Capital Corp.
5.00%, 01/08/16	650,000	696,035
1.50%, 07/12/16	500,000	508,102
2.30%, 04/27/17	500,000	517,022
5.63%, 09/15/17	200,000	226,978
5.63%, 05/01/18	650,000	747,600
2.30%, 01/14/19	250,000	255,480
4.38%, 09/16/20	300,000	330,999
5.30%, 02/11/21	150,000	170,927
6.75%, 03/15/32	300,000	397,475
5.88%, 01/14/38	250,000	300,569
6.88%, 01/10/39	150,000	201,900
HSBC Finance Capital Trust IX
5.91%, 11/30/35 (a)(b)	400,000	418,400
HSBC Finance Corp.
5.00%, 06/30/15	82,000	85,785
5.50%, 01/19/16	100,000	107,652
International Lease Finance Corp.
7.13%, 09/01/18 (c)	200,000	232,250

		6,098,223

Insurance 1.2%
ACE INA Holdings, Inc.
2.60%, 11/23/15	200,000	206,013
5.80%, 03/15/18	250,000	287,943
2.70%, 03/13/23	500,000	488,406
Aetna, Inc.
3.95%, 09/01/20	250,000	271,541
Aflac, Inc.
3.63%, 06/15/23	500,000	513,297
American International Group, Inc.
2.38%, 08/24/15	200,000	203,889
5.60%, 10/18/16	925,000	1,022,350
6.40%, 12/15/20	150,000	182,100
6.25%, 05/01/36	250,000	319,016
8.18%, 05/15/58 (a)(b)	100,000	135,750
Assurant, Inc.
6.75%, 02/15/34	200,000	237,826
Berkshire Hathaway Finance Corp.
4.25%, 01/15/21	500,000	552,953
Cigna Corp.
2.75%, 11/15/16	450,000	470,070
5.88%, 03/15/41 (b)	500,000	615,056
5.38%, 02/15/42 (b)	150,000	172,323
CNA Financial Corp.
7.35%, 11/15/19	325,000	403,541
Genworth Holdings, Inc.
8.63%, 12/15/16	100,000	117,591
6.52%, 05/22/18	350,000	407,320
6.50%, 06/15/34	250,000	303,461
Hartford Financial Services Group, Inc.
6.30%, 03/15/18	200,000	232,805
6.00%, 01/15/19	100,000	116,955
Lincoln National Corp.
4.00%, 09/01/23	200,000	209,566
Marsh & McLennan Cos., Inc.
4.80%, 07/15/21 (b)	100,000	111,735
MetLife, Inc.
6.82%, 08/15/18	450,000	540,004
4.88%, 11/13/43	250,000	270,447
Principal Financial Group, Inc.
6.05%, 10/15/36	300,000	369,098
Prudential Financial, Inc.
4.75%, 09/17/15	200,000	210,760
4.50%, 11/16/21	750,000	828,169
The Allstate Corp.
4.50%, 06/15/43	200,000	209,391
The Chubb Corp.
6.00%, 05/11/37	100,000	126,887
The Travelers Co., Inc.
5.90%, 06/02/19	300,000	354,061
6.75%, 06/20/36	150,000	205,226
UnitedHealth Group, Inc.
1.40%, 10/15/17	100,000	100,714
2.75%, 02/15/23 (b)	150,000	146,444
5.80%, 03/15/36	350,000	425,534
Voya Financial, Inc.
2.90%, 02/15/18	200,000	207,743
WellPoint, Inc.
2.30%, 07/15/18	250,000	254,113
3.30%, 01/15/23	500,000	499,534
4.65%, 01/15/43	150,000	153,400

		12,483,032

Real Estate Investment Trust 0.6%
Boston Properties LP
5.63%, 11/15/20 (b)	150,000	174,401
3.80%, 02/01/24 (b)	150,000	153,312
Brandywine Operating Partnership LP
3.95%, 02/15/23 (b)	250,000	253,187
BRE Properties, Inc.
5.20%, 03/15/21 (b)	100,000	112,344
Digital Realty Trust LP
5.88%, 02/01/20	250,000	277,250
Duke Realty LP
4.38%, 06/15/22 (b)	400,000	423,608
HCP, Inc.
6.70%, 01/30/18	400,000	469,304
Health Care REIT, Inc.
4.13%, 04/01/19 (b)	200,000	216,363
4.50%, 01/15/24 (b)	150,000	158,871
Kilroy Realty LP
3.80%, 01/15/23 (b)	200,000	202,691
Kimco Realty Corp.
4.30%, 02/01/18 (b)	250,000	272,191
3.20%, 05/01/21 (b)	150,000	151,417
ProLogis LP
6.63%, 05/15/18	299,000	350,958
2.75%, 02/15/19 (b)	150,000	153,385
4.25%, 08/15/23 (b)	200,000	210,772

 3

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Regency Centers LP
4.80%, 04/15/21	150,000	165,533
Simon Property Group LP
5.25%, 12/01/16 (b)	150,000	164,669
2.80%, 01/30/17 (b)	200,000	209,254
2.75%, 02/01/23 (b)	500,000	485,964
3.75%, 02/01/24 (b)	500,000	517,156
Ventas Realty LP
4.75%, 06/01/21 (b)	100,000	110,599
4.25%, 03/01/22 (b)	500,000	533,616

		5,766,845

		75,583,816

Industrial 13.0%

Basic Industry 1.2%
Airgas, Inc.
1.65%, 02/15/18 (b)	350,000	349,095
Barrick Gold Corp.
4.10%, 05/01/23	250,000	244,113
Barrick North America Finance LLC
5.75%, 05/01/43	500,000	502,931
Barrick PD Australia Finance Pty Ltd.
4.95%, 01/15/20	500,000	549,139
BHP Billiton Finance (USA) Ltd.
3.25%, 11/21/21	700,000	724,319
4.13%, 02/24/42	250,000	243,814
CF Industries, Inc.
7.13%, 05/01/20	150,000	183,702
Cliffs Natural Resources, Inc.
4.80%, 10/01/20 (g)	150,000	150,053
Domtar Corp.
10.75%, 06/01/17	250,000	312,199
Eastman Chemical Co.
3.60%, 08/15/22 (b)	350,000	357,969
Ecolab, Inc.
3.00%, 12/08/16	200,000	210,492
Freeport-McMoRan Copper & Gold, Inc.
2.15%, 03/01/17	500,000	511,506
Glencore Canada Corp.
6.00%, 10/15/15	250,000	266,488
International Paper Co.
7.95%, 06/15/18	100,000	123,226
7.50%, 08/15/21	250,000	318,931
7.30%, 11/15/39	300,000	414,058
Kinross Gold Corp.
5.95%, 03/15/24 (b)(c)	150,000	154,249
Lubrizol Corp.
8.88%, 02/01/19	200,000	259,077
LYB International Finance BV
4.00%, 07/15/23	150,000	157,452
5.25%, 07/15/43	500,000	552,006
LyondellBasell Industries N.V.
5.00%, 04/15/19 (b)	500,000	564,174
Monsanto Co.
2.75%, 04/15/16	100,000	104,182
Newmont Mining Corp.
4.88%, 03/15/42 (b)	250,000	217,388
Packaging Corp. of America
4.50%, 11/01/23 (b)	250,000	267,379
Plains Exploration & Production Co.
6.75%, 02/01/22 (b)	350,000	394,625
Potash Corp. of Saskatchewan, Inc.
6.50%, 05/15/19	375,000	449,560
Rio Tinto Finance (USA) Ltd.
3.50%, 11/02/20	250,000	261,813
7.13%, 07/15/28	200,000	261,999
Rio Tinto Finance (USA) PLC
2.25%, 12/14/18 (b)	500,000	507,943
4.75%, 03/22/42 (b)	500,000	524,750
Rock-Tenn Co.
4.45%, 03/01/19	250,000	272,688
Teck Resources Ltd.
4.75%, 01/15/22 (b)	300,000	313,384
The Dow Chemical Co.
7.38%, 11/01/29	325,000	440,854
The Mosaic Co.
4.25%, 11/15/23 (b)	150,000	158,706
The Valspar Corp.
4.20%, 01/15/22 (b)	150,000	157,638
Vale Overseas Ltd.
4.38%, 01/11/22	375,000	387,062
Vale S.A.
5.63%, 09/11/42	500,000	490,162

		12,359,126

Capital Goods 1.1%
Caterpillar Financial Services Corp.
0.70%, 11/06/15	250,000	251,194
1.25%, 11/06/17	700,000	699,702
Deere & Co.
5.38%, 10/16/29	550,000	658,491
Eaton Corp.
0.95%, 11/02/15	150,000	150,920
1.50%, 11/02/17	200,000	201,045
2.75%, 11/02/22	250,000	244,429
4.00%, 11/02/32	150,000	150,425
Emerson Electric Co.
5.00%, 04/15/19	250,000	284,189
General Electric Co.
0.85%, 10/09/15	100,000	100,613
5.25%, 12/06/17	750,000	849,470
3.38%, 03/11/24	150,000	153,167
4.13%, 10/09/42	500,000	495,605
4.50%, 03/11/44	250,000	262,752
Honeywell International, Inc.
5.00%, 02/15/19	150,000	170,998
5.38%, 03/01/41	250,000	299,269
Ingersoll-Rand Global Holding Co., Ltd.
6.88%, 08/15/18	150,000	179,077
John Deere Capital Corp.
2.80%, 09/18/17	250,000	263,086
1.70%, 01/15/20	150,000	146,585
Joy Global, Inc.
6.00%, 11/15/16	150,000	167,107
L-3 Communications Corp.
4.75%, 07/15/20	600,000	660,622
4.95%, 02/15/21 (b)	250,000	278,531
Lockheed Martin Corp.
6.15%, 09/01/36	200,000	252,029
5.50%, 11/15/39	100,000	117,798
Owens Corning
4.20%, 12/15/22 (b)	500,000	512,956
Raytheon Co.
3.13%, 10/15/20	200,000	208,359
4.88%, 10/15/40	150,000	167,378
Republic Services, Inc.
4.75%, 05/15/23 (b)	500,000	554,856

4

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
The Boeing Co.
3.75%, 11/20/16	300,000	321,882
6.88%, 03/15/39	100,000	141,376
United Technologies Corp.
1.80%, 06/01/17	250,000	255,414
6.13%, 02/01/19	500,000	595,650
4.50%, 06/01/42	500,000	523,040
Waste Management, Inc.
7.00%, 07/15/28	200,000	263,396

		10,581,411

Communications 2.2%
21st Century Fox America, Inc.
4.00%, 10/01/23	300,000	313,727
6.40%, 12/15/35	250,000	313,939
6.15%, 03/01/37	450,000	547,115
America Movil, S.A.B. de CV
2.38%, 09/08/16	250,000	257,813
5.00%, 10/16/19	200,000	227,277
4.38%, 07/16/42	300,000	283,115
American Tower Corp.
3.40%, 02/15/19	200,000	208,990
5.00%, 02/15/24	200,000	217,911
AT&T, Inc.
0.90%, 02/12/16	500,000	501,986
5.50%, 02/01/18	200,000	227,281
3.00%, 02/15/22	350,000	349,938
6.15%, 09/15/34	300,000	349,621
5.35%, 09/01/40	250,000	274,421
5.55%, 08/15/41	100,000	113,334
British Telecommunications PLC
2.00%, 06/22/15	300,000	304,491
CBS Corp.
5.75%, 04/15/20	275,000	320,483
7.88%, 07/30/30	325,000	439,168
Comcast Corp.
5.90%, 03/15/16	600,000	656,984
5.70%, 07/01/19	200,000	235,516
3.60%, 03/01/24	350,000	362,450
6.50%, 11/15/35	175,000	225,448
Deutsche Telekom International Finance BV
6.00%, 07/08/19	400,000	473,241
DIRECTV Holdings LLC
3.13%, 02/15/16	500,000	520,305
5.20%, 03/15/20	100,000	113,567
4.45%, 04/01/24 (b)	150,000	159,796
6.00%, 08/15/40 (b)	350,000	405,982
Grupo Televisa S.A.B.
6.00%, 05/15/18	500,000	573,801
6.63%, 03/18/25	400,000	493,387
5.00%, 05/13/45	500,000	503,034
NBCUniversal Media LLC
5.95%, 04/01/41	150,000	183,729
4.45%, 01/15/43	250,000	252,505
Orange S.A.
2.75%, 02/06/19	150,000	154,097
9.00%, 03/01/31 (a)	200,000	301,080
5.38%, 01/13/42	100,000	108,290
Pacific Bell Telephone Co.
7.13%, 03/15/26	750,000	970,687
Qwest Corp.
6.75%, 12/01/21	300,000	344,947
Rogers Communications, Inc.
3.00%, 03/15/23 (b)	400,000	385,797
TCI Communication, Inc.
7.13%, 02/15/28	350,000	465,240
Telefonica Emisiones S.A.U.
3.99%, 02/16/16	200,000	210,188
6.42%, 06/20/16	350,000	387,221
5.13%, 04/27/20	100,000	112,186
7.05%, 06/20/36	100,000	126,376
Telefonos de Mexico, S.A.B. de CV
5.50%, 11/15/19	250,000	286,386
Time Warner Cable, Inc.
5.85%, 05/01/17	600,000	677,978
8.25%, 04/01/19	200,000	254,964
4.50%, 09/15/42 (b)	250,000	245,355
Time Warner Entertainment Co. LP
8.38%, 07/15/33	350,000	514,010
Verizon Communications, Inc.
2.50%, 09/15/16	300,000	310,788
1.10%, 11/01/17	250,000	248,068
3.65%, 09/14/18	350,000	375,457
4.50%, 09/15/20	200,000	221,365
5.15%, 09/15/23	750,000	845,893
6.40%, 09/15/33	1,200,000	1,479,708
5.85%, 09/15/35	650,000	758,701
6.55%, 09/15/43	1,000,000	1,273,964
Vodafone Group PLC
4.63%, 07/15/18	500,000	556,131
6.15%, 02/27/37	250,000	295,290

		22,320,522

Consumer Cyclical 1.7%
Amazon.com, Inc.
2.50%, 11/29/22 (b)	200,000	189,492
CVS Caremark Corp.
2.25%, 12/05/18 (b)	500,000	507,765
4.75%, 05/18/20 (b)	350,000	394,926
6.13%, 09/15/39	500,000	630,935
5.75%, 05/15/41 (b)	200,000	241,363
Darden Restaurants, Inc.
3.35%, 11/01/22 (b)	150,000	143,276
Delphi Corp.
6.13%, 05/15/21 (b)	700,000	781,375
4.15%, 03/15/24 (b)	500,000	522,327
eBay, Inc.
1.63%, 10/15/15	400,000	407,522
2.60%, 07/15/22 (b)	300,000	288,842
Ford Motor Co.
7.45%, 07/16/31	100,000	133,676
4.75%, 01/15/43	500,000	509,603
Ford Motor Credit Co. LLC
6.63%, 08/15/17	750,000	866,410
5.00%, 05/15/18	350,000	389,767
4.25%, 09/20/22	550,000	585,065
Historic TW, Inc.
6.88%, 06/15/18	500,000	596,669
Kohl’s Corp.
4.00%, 11/01/21 (b)	500,000	524,689
Lowe’s Cos., Inc.
3.12%, 04/15/22 (b)	150,000	153,870
4.65%, 04/15/42 (b)	100,000	106,129
Macy’s Retail Holdings, Inc.
2.88%, 02/15/23 (b)	500,000	481,381
6.90%, 04/01/29	200,000	249,959
5.13%, 01/15/42 (b)	250,000	268,668
Marriott International, Inc.
3.00%, 03/01/19 (b)	350,000	363,247

 5

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
McDonald’s Corp.
2.63%, 01/15/22	400,000	395,977
3.70%, 02/15/42	200,000	184,391
NIKE, Inc.
2.25%, 05/01/23 (b)	200,000	189,823
3.63%, 05/01/43 (b)	100,000	93,152
Nordstrom, Inc.
6.25%, 01/15/18	100,000	116,254
QVC, Inc.
5.13%, 07/02/22	300,000	318,786
Starbucks Corp.
3.85%, 10/01/23 (b)	100,000	105,631
The Gap, Inc.
5.95%, 04/12/21 (b)	100,000	115,590
The Home Depot, Inc.
3.75%, 02/15/24 (b)	150,000	157,652
5.88%, 12/16/36	500,000	617,228
4.88%, 02/15/44 (b)	150,000	164,577
The Walt Disney Co.
5.63%, 09/15/16	300,000	333,489
4.13%, 12/01/41	100,000	99,952
Time Warner, Inc.
2.10%, 06/01/19	300,000	300,533
4.88%, 03/15/20	400,000	451,229
4.65%, 06/01/44 (b)	200,000	199,102
Toyota Motor Credit Corp.
3.40%, 09/15/21	100,000	104,648
VF Corp.
6.45%, 11/01/37	50,000	64,208
Viacom, Inc.
4.25%, 09/01/23 (b)	150,000	158,468
6.88%, 04/30/36	500,000	639,009
5.25%, 04/01/44 (b)	200,000	211,843
Wal-Mart Stores, Inc.
5.80%, 02/15/18	300,000	348,426
3.25%, 10/25/20	500,000	529,535
5.88%, 04/05/27	275,000	342,307
5.25%, 09/01/35	100,000	116,542
6.50%, 08/15/37	150,000	199,518
6.20%, 04/15/38	350,000	454,963
Wyndham Worldwide Corp.
5.63%, 03/01/21	250,000	277,331

		16,627,120

Consumer Non-Cyclical 3.2%
AbbVie, Inc.
1.20%, 11/06/15	500,000	504,504
2.00%, 11/06/18	500,000	505,672
4.40%, 11/06/42	300,000	302,036
Actavis, Inc.
4.63%, 10/01/42 (b)	135,000	134,930
Altria Group, Inc.
9.70%, 11/10/18	111,000	147,017
9.25%, 08/06/19	50,000	66,961
4.75%, 05/05/21	150,000	166,788
2.85%, 08/09/22	200,000	193,418
4.00%, 01/31/24	600,000	620,750
9.95%, 11/10/38	17,000	28,139
4.25%, 08/09/42	250,000	231,853
AmerisourceBergen Corp.
4.88%, 11/15/19	250,000	282,338
Amgen, Inc.
2.50%, 11/15/16	250,000	259,703
5.70%, 02/01/19	500,000	584,252
3.63%, 05/15/22 (b)	150,000	155,543
Anheuser-Busch InBev Finance, Inc.
1.13%, 01/27/17	150,000	151,421
2.15%, 02/01/19	300,000	303,965
3.70%, 02/01/24	300,000	312,312
4.63%, 02/01/44	650,000	694,504
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 04/15/20	450,000	515,425
4.38%, 02/15/21	150,000	167,316
Archer-Daniels-Midland Co.
5.45%, 03/15/18	150,000	171,086
AstraZeneca PLC
6.45%, 09/15/37	500,000	650,260
Baxter International, Inc.
4.50%, 06/15/43 (b)	200,000	206,271
Bristol-Myers Squibb Co.
3.25%, 08/01/42	150,000	126,858
Bunge Ltd. Finance Corp.
8.50%, 06/15/19	100,000	126,024
Cardinal Health, Inc.
3.20%, 06/15/22	500,000	502,386
3.20%, 03/15/23	250,000	249,381
4.60%, 03/15/43	100,000	102,943
Celgene Corp.
4.63%, 05/15/44 (b)	1,000,000	1,001,116
ConAgra Foods, Inc.
1.90%, 01/25/18	250,000	252,001
7.00%, 04/15/19	250,000	302,970
3.20%, 01/25/23 (b)	1,000,000	979,067
4.65%, 01/25/43 (b)	250,000	250,068
Covidien International Finance S.A.
6.00%, 10/15/17	400,000	460,066
Delhaize Group S.A.
5.70%, 10/01/40	500,000	534,995
Diageo Capital PLC
1.13%, 04/29/18	100,000	98,414
5.88%, 09/30/36	150,000	185,211
Express Scripts Holding Co.
2.65%, 02/15/17	250,000	259,843
4.75%, 11/15/21	450,000	499,594
General Mills, Inc.
5.65%, 02/15/19	500,000	585,277
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/38	400,000	523,474
Hasbro, Inc.
6.30%, 09/15/17	100,000	112,793
Johnson & Johnson
4.38%, 12/05/33 (b)	100,000	108,612
4.85%, 05/15/41	200,000	226,878
Kellogg Co.
7.45%, 04/01/31	250,000	327,648
Kimberly-Clark Corp.
7.50%, 11/01/18	325,000	404,534
Koninklijke Philips NV
5.00%, 03/15/42	300,000	333,426
Kraft Foods Group, Inc.
5.38%, 02/10/20	392,000	450,850
5.00%, 06/04/42	300,000	320,859
Lorillard Tobacco Co.
2.30%, 08/21/17	100,000	102,650
6.88%, 05/01/20	100,000	120,640
McKesson Corp.
2.28%, 03/15/19	650,000	655,335
Medtronic, Inc.
3.13%, 03/15/22 (b)	250,000	255,443
3.63%, 03/15/24 (b)	650,000	675,113

6

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Merck & Co., Inc.
3.88%, 01/15/21 (b)	700,000	759,561
Merck Sharp & Dohme Corp.
5.00%, 06/30/19	200,000	229,297
Molson Coors Brewing Co.
3.50%, 05/01/22	100,000	102,698
Mondelez International, Inc.
4.13%, 02/09/16	750,000	793,056
2.25%, 02/01/19 (b)	200,000	201,979
Mylan, Inc.
1.80%, 06/24/16	200,000	203,111
2.60%, 06/24/18	300,000	305,774
4.20%, 11/29/23 (b)	350,000	363,534
5.40%, 11/29/43 (b)	200,000	217,092
Newell Rubbermaid, Inc.
2.05%, 12/01/17	150,000	152,014
4.70%, 08/15/20	200,000	217,529
PepsiCo, Inc.
2.25%, 01/07/19 (b)	200,000	204,035
4.50%, 01/15/20	250,000	278,774
4.88%, 11/01/40	500,000	546,946
Pfizer, Inc.
6.20%, 03/15/19	500,000	595,212
7.20%, 03/15/39	250,000	353,137
Philip Morris International, Inc.
1.13%, 08/21/17	250,000	249,467
4.50%, 03/26/20	350,000	389,991
2.50%, 08/22/22	100,000	96,791
Reynolds American, Inc.
1.05%, 10/30/15	100,000	100,135
3.25%, 11/01/22	100,000	96,897
4.75%, 11/01/42	150,000	145,490
Safeway, Inc.
7.25%, 02/01/31	250,000	257,851
Sanofi
2.63%, 03/29/16	800,000	831,149
1.25%, 04/10/18	250,000	247,370
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/36	250,000	299,754
Teva Pharmaceutical Finance IV BV
3.65%, 11/10/21	200,000	206,147
The Coca-Cola Co.
3.15%, 11/15/20	200,000	210,348
2.50%, 04/01/23	750,000	725,509
The Kroger Co.
3.90%, 10/01/15	200,000	208,552
3.85%, 08/01/23 (b)	100,000	103,028
5.40%, 07/15/40 (b)	50,000	55,408
The Procter & Gamble Co.
4.70%, 02/15/19	400,000	453,901
Thermo Fisher Scientific, Inc.
3.20%, 03/01/16	100,000	104,261
4.15%, 02/01/24 (b)	300,000	316,796
5.30%, 02/01/44 (b)	300,000	334,923
Unilever Capital Corp.
4.25%, 02/10/21	700,000	774,845
Warner Chilcott Co. LLC
7.75%, 09/15/18 (b)	1,000,000	1,058,750
Zimmer Holdings, Inc.
5.75%, 11/30/39	400,000	470,772
Zoetis, Inc.
4.70%, 02/01/43 (b)	100,000	103,692

		31,856,509

Energy 1.8%
Anadarko Petroleum Corp.
6.38%, 09/15/17	250,000	288,929
6.45%, 09/15/36	100,000	126,294
Apache Corp.
5.10%, 09/01/40 (b)	250,000	275,904
Baker Hughes, Inc.
7.50%, 11/15/18	100,000	123,712
BP Capital Markets PLC
1.85%, 05/05/17	150,000	153,368
2.24%, 05/10/19	250,000	253,095
4.50%, 10/01/20	300,000	334,106
3.56%, 11/01/21	600,000	629,436
3.25%, 05/06/22	250,000	253,718
2.75%, 05/10/23	150,000	144,538
Canadian Natural Resources Ltd.
5.70%, 05/15/17	250,000	282,070
3.80%, 04/15/24	250,000	259,324
5.85%, 02/01/35	250,000	294,032
6.25%, 03/15/38	200,000	250,838
Chevron Corp.
3.19%, 06/24/23 (b)	500,000	508,038
Devon Energy Corp.
2.25%, 12/15/18 (b)	300,000	303,916
Diamond Offshore Drilling, Inc.
4.88%, 11/01/43 (b)	150,000	151,556
Encana Corp.
6.50%, 05/15/19	400,000	476,431
Ensco PLC
4.70%, 03/15/21	100,000	109,442
EOG Resources, Inc.
2.45%, 04/01/20 (b)	300,000	304,365
Halliburton Co.
2.00%, 08/01/18 (b)	300,000	303,264
7.45%, 09/15/39	225,000	329,135
Hess Corp.
8.13%, 02/15/19	300,000	379,629
7.30%, 08/15/31	300,000	396,450
7.13%, 03/15/33	84,000	111,518
5.60%, 02/15/41	100,000	115,311
Husky Energy, Inc.
7.25%, 12/15/19	163,000	202,928
Kerr-McGee Corp.
6.95%, 07/01/24	250,000	320,916
Marathon Oil Corp.
0.90%, 11/01/15	100,000	100,542
2.80%, 11/01/22 (b)	200,000	194,252
Nabors Industries, Inc.
2.35%, 09/15/16 (c)	200,000	204,825
6.15%, 02/15/18	750,000	855,981
5.10%, 09/15/23 (b)(c)	150,000	163,205
Nexen Energy ULC
6.20%, 07/30/19	125,000	146,693
5.88%, 03/10/35	300,000	340,026
Noble Energy, Inc.
8.25%, 03/01/19	100,000	126,464
6.00%, 03/01/41 (b)	400,000	485,772
Noble Holding International Ltd.
2.50%, 03/15/17	200,000	204,914
Occidental Petroleum Corp.
4.13%, 06/01/16	200,000	214,089
Petrohawk Energy Corp.
7.25%, 08/15/18 (b)	300,000	315,750
Phillips 66
5.88%, 05/01/42	150,000	183,193

 7

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Plains Exploration & Production Co.
6.50%, 11/15/20 (b)	500,000	557,500
Shell International Finance BV
5.20%, 03/22/17	500,000	559,269
3.63%, 08/21/42	250,000	231,111
Suncor Energy, Inc.
6.50%, 06/15/38	500,000	646,122
Talisman Energy, Inc.
7.75%, 06/01/19	250,000	310,539
6.25%, 02/01/38	250,000	289,684
Tosco Corp.
7.80%, 01/01/27	750,000	1,056,730
Total Capital International S.A.
3.75%, 04/10/24	150,000	156,875
Total Capital S.A.
2.30%, 03/15/16	150,000	154,961
4.13%, 01/28/21	350,000	383,688
Transocean, Inc.
4.95%, 11/15/15	150,000	158,753
6.38%, 12/15/21	250,000	287,186
Valero Energy Corp.
9.38%, 03/15/19	250,000	329,328
10.50%, 03/15/39	200,000	338,907
Weatherford International Ltd.
4.50%, 04/15/22 (b)	500,000	532,746
XTO Energy, Inc.
6.75%, 08/01/37	100,000	144,606

		17,355,974

Other Industrial 0.0%
Thomas & Betts Corp.
5.63%, 11/15/21	250,000	294,009

Technology 1.3%
Apple, Inc.
0.45%, 05/03/16	100,000	100,070
1.00%, 05/03/18	200,000	196,946
2.40%, 05/03/23	300,000	285,732
3.85%, 05/04/43	100,000	93,250
Arrow Electronics, Inc.
3.38%, 11/01/15	250,000	258,556
3.00%, 03/01/18	200,000	206,424
4.50%, 03/01/23 (b)	500,000	519,587
Cisco Systems, Inc.
5.50%, 02/22/16	700,000	760,971
4.45%, 01/15/20	800,000	892,213
5.90%, 02/15/39	150,000	182,949
EMC Corp.
1.88%, 06/01/18	1,000,000	1,012,055
2.65%, 06/01/20	500,000	509,397
Fiserv, Inc.
3.13%, 06/15/16	250,000	261,255
Google, Inc.
3.38%, 02/25/24	300,000	308,851
Harris Corp.
6.15%, 12/15/40	150,000	177,972
Hewlett-Packard Co.
2.60%, 09/15/17	300,000	311,082
2.75%, 01/14/19	200,000	205,130
3.75%, 12/01/20	550,000	574,753
4.65%, 12/09/21	350,000	382,868
Intel Corp.
1.95%, 10/01/16	250,000	257,469
3.30%, 10/01/21	750,000	779,596
4.80%, 10/01/41	150,000	161,274
International Business Machines Corp.
5.70%, 09/14/17	400,000	457,779
7.63%, 10/15/18	700,000	873,967
Leidos, Inc.
5.50%, 07/01/33	150,000	145,296
Microsoft Corp.
5.30%, 02/08/41	500,000	590,591
Motorola Solutions, Inc.
3.50%, 03/01/23	500,000	485,927
Oracle Corp.
5.25%, 01/15/16	100,000	107,755
2.38%, 01/15/19	600,000	615,143
3.63%, 07/15/23	100,000	103,798
5.38%, 07/15/40	100,000	117,324
Pitney Bowes, Inc.
4.63%, 03/15/24 (b)	200,000	207,216
Xerox Corp.
2.75%, 03/15/19	400,000	409,516

		12,552,712

Transportation 0.5%
American Airlines Pass-Through Trust
4.00%, 07/15/25 (c)	681,036	691,252
Burlington Northern Santa Fe LLC
5.65%, 05/01/17	400,000	452,778
3.60%, 09/01/20 (b)	300,000	316,955
Canadian National Railway Co.
6.20%, 06/01/36	100,000	129,587
4.50%, 11/07/43 (b)	400,000	428,767
Canadian Pacific Railway Ltd.
4.50%, 01/15/22	500,000	553,130
CSX Corp.
3.70%, 10/30/20 (b)	500,000	530,665
4.10%, 03/15/44 (b)	400,000	380,937
FedEx Corp.
2.63%, 08/01/22	200,000	192,882
3.88%, 08/01/42	200,000	181,395
Norfolk Southern Corp.
5.90%, 06/15/19	300,000	352,548
Ryder System, Inc.
2.55%, 06/01/19 (b)	200,000	203,127
United Parcel Service, Inc.
1.13%, 10/01/17	250,000	250,997
6.20%, 01/15/38	150,000	196,054

		4,861,074

		128,808,457

Utilities 2.6%

Electric 1.6%
Ameren Illinois Co.
2.70%, 09/01/22 (b)	400,000	397,000
Appalachian Power Co.
6.38%, 04/01/36	100,000	125,432
7.00%, 04/01/38	400,000	546,818
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (b)	500,000	518,860
Commonwealth Edison Co.
1.95%, 09/01/16 (b)	500,000	512,600
Consolidated Edison Co. of New York, Inc.
5.30%, 03/01/35	350,000	406,236
Consumers Energy Co.
3.38%, 08/15/23 (b)	500,000	517,720
3.95%, 05/15/43 (b)	400,000	392,679

8

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
Dominion Resources, Inc.
4.45%, 03/15/21	450,000	494,901
5.25%, 08/01/33 (b)	500,000	566,615
DTE Electric Co.
3.65%, 03/15/24 (b)	150,000	157,269
Duke Energy Carolinas LLC
4.30%, 06/15/20	100,000	110,417
6.45%, 10/15/32	350,000	451,241
Duke Energy Corp.
3.75%, 04/15/24 (b)	250,000	259,135
Duke Energy Florida, Inc.
4.55%, 04/01/20	750,000	840,082
Duke Energy Progress, Inc.
4.10%, 05/15/42 (b)	250,000	249,255
Exelon Generation Co. LLC
4.00%, 10/01/20 (b)	300,000	318,182
5.60%, 06/15/42 (b)	300,000	325,642
Florida Power & Light Co.
6.20%, 06/01/36	500,000	657,452
Georgia Power Co.
4.75%, 09/01/40	350,000	378,780
LG&E & KU Energy LLC
3.75%, 11/15/20 (b)	600,000	638,057
National Rural Utilities Cooperative Finance Corp.
3.05%, 03/01/16	500,000	522,409
NextEra Energy Capital Holdings, Inc.
3.63%, 06/15/23 (b)	200,000	202,971
Oncor Electric Delivery Co. LLC
2.15%, 06/01/19 (b)(c)	300,000	302,092
4.55%, 12/01/41 (b)	500,000	528,549
Pacific Gas & Electric Co.
3.50%, 10/01/20 (b)	200,000	212,565
6.05%, 03/01/34	300,000	370,821
5.80%, 03/01/37	400,000	482,675
Pacificorp
5.50%, 01/15/19	150,000	173,583
6.00%, 01/15/39	500,000	634,708
PPL Electric Utilities Corp.
2.50%, 09/01/22 (b)	200,000	195,864
PSEG Power LLC
5.13%, 04/15/20	150,000	169,233
8.63%, 04/15/31	500,000	724,670
San Diego Gas & Electric Co.
4.50%, 08/15/40	250,000	269,403
Sierra Pacific Power Co.
6.00%, 05/15/16	200,000	220,452
Southern California Edison Co.
5.50%, 08/15/18	250,000	287,747
The Southern Co.
2.38%, 09/15/15	450,000	460,796
TransAlta Corp.
1.90%, 06/03/17	250,000	250,998
4.50%, 11/15/22 (b)	250,000	253,643
6.50%, 03/15/40	250,000	261,947
Union Electric Co.
3.90%, 09/15/42 (b)	200,000	195,364
Westar Energy, Inc.
4.13%, 03/01/42 (b)	100,000	100,772
Xcel Energy, Inc.
4.70%, 05/15/20 (b)	315,000	352,478
4.80%, 09/15/41 (b)	300,000	325,564

		16,363,677

Natural Gas 1.0%
CenterPoint Energy Resources Corp.
5.85%, 01/15/41 (b)	100,000	123,181
Dominion Gas Holdings LLC
4.80%, 11/01/43 (b)(c)	400,000	432,629
El Paso Pipeline Partners Operating Co., LLC
4.30%, 05/01/24 (b)	150,000	152,918
4.70%, 11/01/42 (b)	100,000	93,076
Energy Transfer Partners LP
9.00%, 04/15/19	187,000	241,020
5.20%, 02/01/22 (b)	250,000	278,002
6.63%, 10/15/36	200,000	238,357
5.15%, 02/01/43 (b)	150,000	153,417
Enterprise Products Operating LLC
6.30%, 09/15/17	700,000	810,253
3.90%, 02/15/24 (b)	100,000	103,338
6.65%, 10/15/34	250,000	318,898
Kinder Morgan Energy Partners LP
6.85%, 02/15/20	400,000	481,416
3.50%, 03/01/21 (b)	300,000	304,542
6.95%, 01/15/38	250,000	310,349
5.00%, 08/15/42 (b)	200,000	198,552
Magellan Midstream Partners LP
4.20%, 12/01/42 (b)	250,000	239,653
Nisource Finance Corp.
5.25%, 02/15/43 (b)	300,000	323,253
ONE Gas, Inc.
2.07%, 02/01/19 (b)(c)	150,000	151,115
3.61%, 02/01/24 (b)(c)	200,000	208,244
4.66%, 02/01/44 (b)(c)	300,000	328,674
Plains All American Pipeline LP
3.95%, 09/15/15	250,000	260,787
5.75%, 01/15/20	500,000	585,112
Sempra Energy
6.15%, 06/15/18	500,000	584,567
Southern Natural Gas Co. LLC
5.90%, 04/01/17 (c)	150,000	169,969
Southwest Gas Corp.
3.88%, 04/01/22 (b)	100,000	105,804
Spectra Energy Partners LP
2.95%, 09/25/18 (b)	300,000	311,956
TransCanada PipeLines Ltd.
6.50%, 08/15/18	325,000	386,730
3.75%, 10/16/23 (b)	100,000	103,661
4.63%, 03/01/34 (b)	350,000	372,225
6.20%, 10/15/37	150,000	188,954
5.00%, 10/16/43 (b)	150,000	165,067
Williams Partners LP
7.25%, 02/01/17	250,000	287,369
4.13%, 11/15/20 (b)	500,000	534,794

		9,547,882

		25,911,559

Total Corporate Bonds
(Cost $218,721,731)		230,303,832

U.S. Government and Government Agencies 38.8% of net assets

U.S. Government Agency Securities 3.7%
Egypt Government AID Bonds
4.45%, 09/15/15	1,000,000	1,052,883
Fannie Mae
4.38%, 10/15/15	2,000,000	2,113,940

 9

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
2.38%, 04/11/16	1,000,000	1,036,750
1.25%, 09/28/16	3,000,000	3,052,593
5.38%, 06/12/17	1,000,000	1,135,134
1.20%, 07/17/17 (b)	1,000,000	1,001,251
0.88%, 08/28/17	2,500,000	2,495,062
1.50%, 10/17/19 (b)	4,000,000	3,858,072
2.25%, 10/17/22 (b)	500,000	481,147
6.63%, 11/15/30	500,000	713,019
Federal Farm Credit Bank
4.88%, 01/17/17	500,000	555,984
Federal Home Loan Bank
0.38%, 08/28/15	1,000,000	1,002,689
5.38%, 05/18/16	1,000,000	1,096,553
0.38%, 06/24/16	1,500,000	1,498,353
1.00%, 11/09/17 (b)	1,000,000	994,457
5.00%, 11/17/17	750,000	851,078
5.38%, 05/15/19	500,000	588,099
5.50%, 07/15/36	500,000	648,447
Freddie Mac
0.50%, 08/19/15 (b)	2,000,000	2,001,524
4.75%, 11/17/15	2,000,000	2,133,220
2.00%, 08/25/16	1,000,000	1,036,159
0.88%, 03/07/18	3,750,000	3,707,625
4.88%, 06/13/18	1,000,000	1,143,457
2.38%, 01/13/22	1,500,000	1,501,831
Tennessee Valley Authority
4.65%, 06/15/35	1,000,000	1,110,185

		36,809,512

U.S. Treasury Obligations 35.1%
U.S. Treasury Bonds
7.25%, 05/15/16	1,000,000	1,134,297
8.13%, 08/15/19	1,000,000	1,329,609
6.00%, 02/15/26	3,500,000	4,713,516
6.13%, 11/15/27	400,000	553,625
5.25%, 02/15/29	2,750,000	3,548,143
5.00%, 05/15/37	500,000	652,696
4.25%, 05/15/39	1,000,000	1,181,094
4.38%, 11/15/39	500,000	602,266
4.63%, 02/15/40	2,500,000	3,126,562
4.38%, 05/15/40	1,750,000	2,110,117
3.88%, 08/15/40	5,300,000	5,911,154
4.25%, 11/15/40	1,650,000	1,953,445
4.75%, 02/15/41	1,450,000	1,851,923
4.38%, 05/15/41	1,250,000	1,510,548
3.75%, 08/15/41	2,000,000	2,183,750
3.13%, 11/15/41	2,285,000	2,225,197
3.13%, 02/15/42	2,230,000	2,168,501
2.75%, 08/15/42	1,925,000	1,729,643
2.75%, 11/15/42	2,000,000	1,793,906
3.13%, 02/15/43	1,000,000	967,578
3.63%, 08/15/43	3,000,000	3,184,452
U.S. Treasury Notes
0.38%, 06/15/15	10,250,000	10,277,624
0.25%, 07/31/15	3,500,000	3,504,854
4.25%, 08/15/15	1,000,000	1,049,414
1.25%, 08/31/15	4,000,000	4,055,392
0.25%, 09/15/15	5,000,000	5,005,955
1.25%, 09/30/15	2,000,000	2,028,790
0.25%, 10/15/15	3,500,000	3,503,622
0.38%, 11/15/15	2,000,000	2,005,234
4.50%, 11/15/15	1,000,000	1,062,656
0.25%, 11/30/15	5,500,000	5,503,652
1.38%, 11/30/15	1,000,000	1,017,461
0.25%, 12/15/15	6,500,000	6,503,302
2.13%, 12/31/15	2,700,000	2,780,474
2.00%, 01/31/16	2,250,000	2,315,214
0.38%, 02/15/16	4,000,000	4,007,420
4.50%, 02/15/16	1,000,000	1,072,266
2.13%, 02/29/16	1,000,000	1,032,363
0.38%, 03/15/16	2,000,000	2,002,930
0.25%, 04/15/16	8,000,000	7,989,216
0.38%, 04/30/16	6,000,000	6,004,686
2.63%, 04/30/16	1,000,000	1,043,809
0.25%, 05/15/16	4,500,000	4,491,652
5.13%, 05/15/16	1,000,000	1,092,988
3.25%, 05/31/16	1,000,000	1,057,656
3.25%, 06/30/16	1,000,000	1,059,102
0.63%, 07/15/16	4,000,000	4,017,968
1.50%, 07/31/16	1,000,000	1,022,969
3.25%, 07/31/16	1,850,000	1,962,589
0.63%, 08/15/16	1,500,000	1,505,801
4.88%, 08/15/16	1,000,000	1,097,461
1.00%, 08/31/16	1,500,000	1,518,105
3.00%, 08/31/16	2,100,000	2,219,274
0.88%, 09/15/16	3,000,000	3,026,601
3.00%, 09/30/16	1,000,000	1,058,281
1.00%, 10/31/16	2,000,000	2,022,188
4.63%, 11/15/16	1,000,000	1,099,414
0.88%, 11/30/16	2,000,000	2,015,234
2.75%, 11/30/16	5,000,000	5,271,095
0.88%, 12/31/16	3,750,000	3,775,342
0.75%, 01/15/17	3,000,000	3,009,492
3.13%, 01/31/17	3,700,000	3,942,957
0.88%, 02/28/17	7,750,000	7,790,261
0.75%, 03/15/17	5,500,000	5,508,591
1.00%, 03/31/17	2,000,000	2,015,782
3.25%, 03/31/17	2,000,000	2,142,188
3.13%, 04/30/17	5,250,000	5,608,066
0.88%, 05/15/17	3,000,000	3,009,492
4.50%, 05/15/17	3,000,000	3,326,601
0.63%, 05/31/17	2,500,000	2,487,110
2.38%, 07/31/17	3,500,000	3,665,018
0.63%, 08/31/17	2,000,000	1,981,876
0.63%, 09/30/17	1,000,000	989,570
4.25%, 11/15/17	3,000,000	3,333,282
0.63%, 11/30/17	3,000,000	2,960,625
0.75%, 12/31/17	1,000,000	989,531
2.63%, 01/31/18	2,000,000	2,112,266
3.50%, 02/15/18	1,000,000	1,087,812
0.75%, 03/31/18	3,000,000	2,955,351
2.88%, 03/31/18	2,500,000	2,664,258
3.88%, 05/15/18	2,500,000	2,762,598
1.00%, 05/31/18	1,000,000	992,031
1.38%, 07/31/18	1,500,000	1,506,855
4.00%, 08/15/18	2,000,000	2,226,876
1.50%, 08/31/18	3,000,000	3,026,250
1.38%, 09/30/18	4,000,000	4,008,752
1.25%, 10/31/18	1,000,000	995,508
1.75%, 10/31/18	4,000,000	4,071,408
3.75%, 11/15/18	3,000,000	3,315,117
1.25%, 11/30/18	6,000,000	5,966,250
1.38%, 11/30/18	3,000,000	3,000,702
1.38%, 12/31/18	5,000,000	4,994,920
2.75%, 02/15/19	1,500,000	1,589,472
1.50%, 02/28/19	4,500,000	4,510,197
1.50%, 03/31/19	2,000,000	2,002,344
1.63%, 03/31/19	5,000,000	5,034,180
1.50%, 05/31/19	3,000,000	2,996,133

10

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
1.00%, 06/30/19	1,500,000	1,458,633
3.38%, 11/15/19	3,000,000	3,274,218
1.00%, 11/30/19	1,500,000	1,446,270
3.63%, 02/15/20	5,000,000	5,525,780
1.13%, 04/30/20	1,000,000	962,422
1.38%, 05/31/20	1,000,000	975,312
1.88%, 06/30/20	1,550,000	1,554,056
2.00%, 07/31/20	3,000,000	3,028,593
2.63%, 08/15/20	2,000,000	2,090,704
2.00%, 09/30/20	1,000,000	1,006,328
2.38%, 12/31/20	6,250,000	6,415,037
3.63%, 02/15/21	2,000,000	2,212,812
2.00%, 02/28/21	2,850,000	2,852,115
2.25%, 04/30/21	2,500,000	2,537,305
3.13%, 05/15/21	6,600,000	7,083,397
2.13%, 08/15/21	4,500,000	4,517,752
2.00%, 02/15/22	3,000,000	2,966,016
1.75%, 05/15/22	1,250,000	1,208,301
1.63%, 08/15/22	4,000,000	3,813,124
1.63%, 11/15/22	2,500,000	2,372,070
2.00%, 02/15/23	3,000,000	2,924,298
1.75%, 05/15/23	2,250,000	2,139,257
2.50%, 08/15/23	3,000,000	3,031,407
2.75%, 11/15/23	3,000,000	3,089,532
2.75%, 02/15/24	3,000,000	3,082,968
2.50%, 05/15/24	3,000,000	3,011,484
3.63%, 02/15/44	1,750,000	1,856,503
3.38%, 05/15/44	250,000	252,930

		348,780,422

Total U.S. Government and Government Agencies
(Cost $375,050,220)		385,589,934

Commercial Mortgage-Backed Securities 1.6% of net assets

Banc of America Commercial Mortgage Trust
Series 2007-1 Class A4
5.45%, 01/15/49 (b)	1,000,000	1,098,021
Series 2007-2 Class A4
5.61%, 04/10/49 (a)(b)	1,600,000	1,770,862
Series 2007-4 Class A4
5.75%, 02/10/51 (a)(b)	2,375,086	2,657,317
Bear Stearns Commercial Mortgage Securities
Series 2005-PW10 Class A4
5.41%, 12/11/40 (b)	2,237,000	2,336,706
Series 2007-T28 Class A4
5.74%, 09/11/42 (a)(b)	380,000	427,453
Citigroup Commercial Mortgage Trust
Series 2013-GC17 Class A4
4.13%, 11/10/46 (b)	450,000	481,174
COMM 2013-CCRE11 Mortgage Trust
Series 2013-CR10 Class A4
4.21%, 08/10/46 (b)	1,500,000	1,616,872
Credit Suisse Commercial Mortgage Trust
Series 2006-C1 Class AM
5.46%, 02/15/39 (a)(b)	650,000	694,755
Greenwich Capital Commercial Funding Corp.
Series 2007-GG9 Class A4
5.44%, 03/10/39 (b)	800,000	876,646
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-LDP5 Class AJ
5.36%, 12/15/44 (a)(b)	1,025,000	1,082,990
Merrill Lynch Mortgage Trust
Series 2005-LC1 Class AM
5.31%, 01/12/44 (a)(b)	700,000	744,852
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13 Class A2
2.94%, 11/15/46 (b)	200,000	207,699
Wells Fargo Commercial Mortgage Trust
Series 2013-LC12 Class A4
4.22%, 07/15/46 (a)(b)	1,500,000	1,618,777
WFRBS Commercial Mortgage Trust
Series 2013-C11 Class A2
2.03%, 03/15/45 (b)	400,000	406,204
Series 2013-C12 Class A2
2.07%, 03/15/48 (b)	225,000	228,547
Series 2013-C14 Class A2
2.13%, 06/15/46 (b)	324,000	328,687

Total Commercial Mortgage-Backed Securities
(Cost $15,744,497)		16,577,562

Asset-Backed Obligations 0.5% of net assets

Chase Issuance Trust
Series 2007-A3 Class A3
5.23%, 04/15/19 (b)	1,515,000	1,686,097
Citibank Credit Card Issuance Trust
Series 2005-A2 Class A2
4.85%, 03/10/17 (b)	700,000	724,350
Series 2007-A8 Class A8
5.65%, 09/20/19 (b)	850,000	971,509
Discover Card Execution Note Trust
Series 2012-A1 Class A1
0.81%, 08/15/17 (b)	600,000	602,024
Ford Credit Auto Owner Trust
Series 2013-A Class A4
0.78%, 05/15/18 (b)	150,000	150,191
Honda Auto Receivables Owner Trust
Series 2012-4 Class A3
0.52%, 08/18/16 (b)	200,000	200,266
Hyundai Auto Receivables Trust
Series 2013-A Class A4
0.75%, 09/17/18 (b)	230,000	229,852
Series 2013-C Class A4
1.55%, 03/15/19 (b)	100,000	101,390
Mercedes Benz Auto Lease Trust
Series 2013-B Class A4
0.76%, 07/15/19 (b)	100,000	100,316

Total Asset-Backed Obligations
(Cost $4,801,733)		4,765,995

Foreign Securities 5.2% of net assets

Foreign Agencies 1.7%

Austria 0.0%
Oesterreichische Kontrollbank AG
1.13%, 07/06/15	400,000	403,993

Brazil 0.3%
Petrobras Global Finance BV
4.38%, 05/20/23	500,000	478,987
5.63%, 05/20/43	500,000	451,527
Petrobras International Finance Co.
3.88%, 01/27/16	500,000	517,100

 11

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
5.75%, 01/20/20	700,000	747,250
5.38%, 01/27/21	500,000	521,626

		2,716,490

Germany 0.7%
Kreditanstalt Fuer Wiederaufbau
1.25%, 10/26/15 (d)	1,000,000	1,014,061
2.63%, 02/16/16 (d)	1,000,000	1,038,724
2.00%, 06/01/16 (d)	900,000	927,968
4.88%, 01/17/17 (d)	850,000	941,842
4.50%, 07/16/18 (d)	1,250,000	1,407,561
4.00%, 01/27/20 (d)	250,000	278,377
2.75%, 09/08/20 (d)	750,000	781,663
Landwirtschaftliche Rentenbank
1.00%, 04/04/18 (d)	150,000	148,687

		6,538,883

Japan 0.1%
Japan Finance Corp.
2.50%, 01/21/16	400,000	414,107
2.25%, 07/13/16	300,000	310,723

		724,830

Mexico 0.2%
Pemex Project Funding Master Trust
6.63%, 06/15/35	1,000,000	1,175,000
Petroleos Mexicanos
5.50%, 01/21/21	500,000	561,250
6.50%, 06/02/41	200,000	234,800

		1,971,050

Norway 0.1%
Statoil A.S.A.
3.13%, 08/17/17	200,000	212,757
7.75%, 06/15/23	100,000	135,231
3.70%, 03/01/24	600,000	627,877
5.10%, 08/17/40	250,000	286,922

		1,262,787

Republic of Korea 0.2%
Export-Import Bank of Korea
4.00%, 01/11/17	600,000	643,470
The Korea Development Bank
4.00%, 09/09/16	1,000,000	1,065,276
3.00%, 09/14/22	250,000	249,942

		1,958,688

Sweden 0.1%
Svensk Exportkredit AB
1.13%, 04/05/18	750,000	743,863

		16,320,584

Foreign Local Government 0.4%

Canada 0.4%
Province of British Columbia
2.00%, 10/23/22	400,000	381,689
Province of Manitoba
1.13%, 06/01/18	500,000	495,751
Province of Nova Scotia
2.38%, 07/21/15	200,000	204,497
Province of Ontario
1.00%, 07/22/16	300,000	303,001
4.00%, 10/07/19	400,000	442,399
4.40%, 04/14/20	975,000	1,099,801
Province of Quebec
5.13%, 11/14/16	350,000	387,700
7.50%, 09/15/29	650,000	930,964

		4,245,802

Sovereign 1.6%

Brazil 0.3%
Federative Republic of Brazil
6.00%, 01/17/17	500,000	558,500
4.88%, 01/22/21	250,000	276,250
8.88%, 04/15/24	675,000	955,125
4.25%, 01/07/25	200,000	204,250
5.63%, 01/07/41	500,000	542,500

		2,536,625

Chile 0.1%
Republic of Chile
3.88%, 08/05/20	600,000	650,250
3.63%, 10/30/42	200,000	177,800

		828,050

Colombia 0.1%
Republic of Colombia
7.38%, 09/18/37	650,000	890,500

Italy 0.1%
Republic of Italy
5.38%, 06/12/17	500,000	555,556
6.88%, 09/27/23	250,000	317,826

		873,382

Mexico 0.3%
United Mexican States
5.63%, 01/15/17	500,000	557,250
3.50%, 01/21/21	350,000	364,000
3.63%, 03/15/22	1,000,000	1,039,000
6.75%, 09/27/34	750,000	977,812
6.05%, 01/11/40	150,000	182,250

		3,120,312

Panama 0.0%
Republic of Panama
5.20%, 01/30/20	100,000	112,750
6.70%, 01/26/36	200,000	250,000

		362,750

Peru 0.1%
Republic of Peru
7.13%, 03/30/19	650,000	796,250

Philippines 0.1%
Republic of the Philippines
4.20%, 01/21/24	750,000	805,313
5.00%, 01/13/37	500,000	569,400

		1,374,713

Poland 0.1%
Republic of Poland
5.13%, 04/21/21	750,000	850,923

Republic of Korea 0.0%
Republic of Korea
7.13%, 04/16/19	250,000	309,375

South Africa 0.1%
Republic of South Africa
6.88%, 05/27/19	500,000	586,250

Turkey 0.3%
Republic of Turkey
7.50%, 07/14/17	1,000,000	1,146,290

12

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)
5.63%, 03/30/21	1,000,000	1,097,500
7.38%, 02/05/25	500,000	608,750
4.88%, 04/16/43	500,000	474,450

		3,326,990

		15,856,120

Supranational* 1.5%
African Development Bank
2.50%, 03/15/16	350,000	363,224
0.88%, 05/15/17	200,000	200,061
Asian Development Bank
2.50%, 03/15/16	750,000	778,615
5.59%, 07/16/18	500,000	577,188
Corp Andina de Fomento
3.75%, 01/15/16	300,000	312,590
European Bank for Reconstruction & Development
2.50%, 03/15/16	500,000	518,998
1.00%, 02/16/17	750,000	754,710
European Investment Bank
1.63%, 09/01/15	400,000	406,878
2.50%, 05/16/16	1,000,000	1,040,717
5.13%, 05/30/17	1,000,000	1,125,440
1.00%, 06/15/18	750,000	740,415
1.88%, 03/15/19	1,000,000	1,012,484
2.88%, 09/15/20	600,000	629,320
4.88%, 02/15/36	150,000	180,449
Inter-American Development Bank
2.25%, 07/15/15	500,000	511,570
1.13%, 03/15/17	500,000	505,158
0.88%, 03/15/18	350,000	344,331
3.88%, 09/17/19	500,000	553,553
International Bank for Reconstruction & Development
2.13%, 03/15/16	800,000	826,151
0.88%, 04/17/17	1,000,000	1,003,366
2.13%, 02/13/23	500,000	496,634
4.75%, 02/15/35	500,000	590,558
International Finance Corp.
2.25%, 04/11/16	500,000	517,206
1.75%, 09/04/18	350,000	355,873
Nordic Investment Bank
0.50%, 04/14/16	750,000	751,825

		15,097,314

Total Foreign Securities
(Cost $50,340,719)		51,519,820

Municipal Bonds 1.0% of net assets

Fixed-Rate Obligations 1.0%
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB (Build America Bonds) Series 2009F2
6.26%, 04/01/49	750,000	1,023,502
California
GO (Build America Bonds) Series 2009
7.50%, 04/01/34	1,000,000	1,419,890
GO (Build America Bonds) Series 2010
7.95%, 03/01/36 (b)	210,000	257,034
Catholic Health Initiatives
1.60%, 11/01/17	150,000	147,970
Connecticut
GO (Build America Bonds) Series 2010D
5.09%, 10/01/30	100,000	113,242
GO (Teachers’ Retirement Fund) Series 2008A
5.85%, 03/15/32	300,000	369,024
East Bay Municipal Utility District
Water System RB (Build America Bonds) Series 2010
5.87%, 06/01/40	700,000	885,437
Georgia
GO (Build America Bonds) Series 2009H
4.50%, 11/01/25	900,000	1,011,573
Illinois
GO Bonds Series 2011
5.37%, 03/01/17	750,000	825,645
JobsOhio Beverage System
Statewide Senior Lien Liquor Profits RB Series 2013B
3.99%, 01/01/29	750,000	755,767
Maryland State Transportation Auth
RB (Build America Bonds) Series 2009B
5.89%, 07/01/43	100,000	126,926
Metropolitan Government of Nashville & Davidson Cnty
GO (Build America Bonds) Series 2010B
5.71%, 07/01/34	200,000	227,906
Metropolitan Transportation Auth
GO (Build America Bonds) Series 2010E
6.81%, 11/15/40	350,000	475,290
New Jersey State Turnpike Auth
RB (Build America Bonds) Series 2009F
7.41%, 01/01/40	100,000	145,720
RB (Build America Bonds) Series 2010A
7.10%, 01/01/41	200,000	280,886
New Jersey Transportation Trust Fund Auth
RB (Build America Bonds) Series 2010C
5.75%, 12/15/28	250,000	295,470
New York City Municipal Water Finance Auth
Water and Sewer Systems Second General Resolution RB (Build America Bonds) Series 2011CC
5.88%, 06/15/44	150,000	193,010
New York City Transitional Finance Auth
Future Tax Secured RB (Build America Bonds) Series 2011A
5.51%, 08/01/37	100,000	120,615
President and Fellows of Harvard College
3.62%, 10/01/37	400,000	382,892
Texas State Transportation Commission
RB (Build America Bonds) Series 2010B
5.03%, 04/01/26	600,000	693,840

Total Municipal Bonds
(Cost $8,817,717)		9,751,639

	Number	Value
Security	of Shares	($)

Other Investment Company 0.3% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	3,134,747	3,134,747

Total Other Investment Company
(Cost $3,134,747)		3,134,747

 13

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investments 6.4% of net assets

U.S. Government Agency Securities 6.4%
Federal Home Loan Bank
0.03%, 06/13/14 (f)	11,000,000	10,999,899
0.04%, 06/06/14 (f)	30,000,000	29,999,883
0.05%, 06/25/14 (f)	10,000,000	9,999,713
Freddie Mac
0.03%, 06/09/14 (f)	12,500,000	12,499,927

Total Short-Term Investments
(Cost $63,499,361)		63,499,422

End of Investments.

	Number	Value
Security	of Shares	($)

Collateral Invested for Securities on Loan 0.0% of net assets

State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (e)	146,260	146,260

Total Collateral Invested for Securities on Loan
(Cost $146,260)		146,260

End of Collateral Invested for Securities on Loan.

At 05/31/14, the tax basis cost of the fund’s investments was $1,022,705,567 and the unrealized appreciation and depreciation were $34,214,267 and ($3,290,005), respectively, with a net unrealized appreciation of $30,924,262.

*	Supranational bonds represent the debt of international organizations or institutions such as the World Bank, the International Monetary Fund, regional multilateral development banks and others.
(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $3,038,504 or 0.3% of net assets.
(d)	Guaranteed by the Republic of Germany.
(e)	The rate shown is the 7-day yield.
(f)	The rate shown is the purchase yield.
(g)	All or a portion of this security is on loan. Securities on loan were valued at $142,050.

GO —	General obligation
RB —	Revenue bond
REIT —	Real Estate Investment Trust

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

14

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 15

 Schwab Total Bond Market Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$288,486,878	$—	$288,486,878
Corporate Bonds[1]	—	101,495,375	—	101,495,375
Industrial[1]	—	123,947,383	—	123,947,383
Transportation	—	4,169,822	691,252	4,861,074
U.S. Government and Government Agencies[1]	—	385,589,934	—	385,589,934
Commercial Mortgage-Backed Securities	—	16,577,562	—	16,577,562
Asset-Backed Obligations	—	4,765,995	—	4,765,995
Foreign Securities[1]	—	51,519,820	—	51,519,820
Municipal Bonds[1]	—	9,751,639	—	9,751,639
Other Investment Company[1]	3,134,747	—	—	3,134,747
Short-Term Investments[1]	—	63,499,422	—	63,499,422

Total	$3,134,747	$1,049,803,830	$691,252	$1,053,629,829

Other Financial Instruments
Collateral Invested for Securities on Loan	$146,260	$—	$—	$146,260

[1]	As categorized in portfolio holdings.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Balance			Change in					Balance
	as of	Accrued	Realized	Unrealized			Gross	Gross	as of
Investments in	August 31,	Discounts	Gain	Appreciation	Gross	Gross	Transfers	Transfers	May 31,
Securities	2013	(Premiums)	(Loss)	(Depreciation)	Purchases	Sales	in	out	2014

Corporate Bonds	$—	($103)	$—	$20,356	$491,917	($5,418)	$184,500	$—	$691,252

Total	$—	($103)	$—	$20,356	$491,917	($5,418)	$184,500	$—	$691,252

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were transfers into Level 3 from Level 2 due to valuation using unobservable inputs. There were no transfers between Level 1 and Level 2 for the period ended May 31, 2014.

REG406017MAY14

16

Schwab Investments
Schwab GNMA Fund™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

110.3%		Mortgage-Backed Securities	313,235,293	319,978,258
1.4%		Other Investment Company	4,001,784	4,001,784
5.2%		Short-Term Investment	14,999,927	14,999,942

116.9%		Total Investments	332,237,004	338,979,984
(9	.5)%	TBA Sale Commitments	(27,597,969)	(27,571,492)
(7.4%)		Other Assets and Liabilities, Net		(21,386,762)

100.0%		Net Assets		290,021,730

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

Mortgage-Backed Securities 110.3% of net assets

U.S. Government Agency Mortgages 110.3%
Fannie Mae
5.45%, 12/01/31 to 07/01/32 (b)	228,884	256,141
5.49%, 09/01/29 to 09/01/31 (b)	104,094	116,558
5.50%, 09/01/17 (b)	78,881	84,092
5.81%, 12/01/31 (b)	71,868	80,077
6.50%, 04/01/31 (b)	142,512	156,987
7.17%, 11/01/30 (b)	14,572	14,618
Fannie Mae REMICs
1.50%, 11/25/17 (b)	101,964	102,150
2.50%, 02/25/21 (b)	106,150	106,251
3.75%, 05/25/33 (b)	348,356	350,994
4.50%, 11/25/36 (b)	143,724	145,427
7.00%, 09/25/22 (b)	77,242	86,372
Freddie Mac REMICs
2.00%, 07/15/20 (b)	437,226	440,983
3.00%, 08/15/19 (b)	546,549	556,415
4.00%, 11/15/23 (b)	585,994	597,687
Ginnie Mae
1.63%, 07/20/24 to 04/20/37 (a)(b)	473,231	491,960
2.00%, 07/20/28 (b)	187,286	185,568
2.13%, 08/20/33 (a)(b)	80,730	81,115
2.50%, 04/15/27 to 06/15/28 (b)	2,055,181	2,118,131
3.00%, 02/15/26 to 04/20/43 (b)	14,672,247	14,960,855
3.50%, 02/20/16 (a)(b)	15,484	15,787
3.50%, 01/15/26 to 05/20/44 (b)	57,815,923	60,326,104
4.00%, 06/20/20 to 05/20/44 (b)	42,835,292	45,827,439
4.25%, 09/20/41 (b)	364,528	389,952
4.38%, 05/15/29 to 04/15/32 (b)	416,090	444,788
4.50%, 12/15/17 to 03/20/44 (b)	41,487,484	45,270,095
4.63%, 07/20/40 to 12/20/40 (b)	6,685,642	7,302,432
4.75%, 06/15/28 (b)	118,171	128,838
4.95%, 09/15/33 (b)	31,194	34,010
5.00%, 11/15/17 to 08/15/40 (b)	37,155,120	41,159,642
5.13%, 03/15/31 (b)	201,085	220,846
5.25%, 04/15/31 to 11/15/31 (b)	436,316	479,044
5.30%, 10/20/31 (b)	144,951	160,648
5.40%, 08/20/32 (b)	272,562	301,956
5.45%, 05/15/29 to 02/15/33 (b)	5,486,216	6,036,762
5.49%, 10/20/28 to 01/15/33 (b)	3,857,160	4,218,948
5.50%, 04/15/17 to 10/15/37 (b)	15,731,564	17,822,170
5.60%, 06/20/33 to 08/20/33 (b)	226,580	254,421
5.65%, 04/20/32 (b)	104,978	116,719
5.75%, 01/20/33 (b)	82,139	91,353
5.87%, 10/20/32 (b)	191,267	219,184
6.00%, 05/15/16 to 12/15/37 (b)	3,162,374	3,534,841
6.10%, 11/20/31 (b)	75,086	84,981
6.28%, 05/20/26 (b)	232,686	261,273
6.50%, 07/15/16 to 07/15/34 (b)	754,496	863,942
7.00%, 09/20/16 to 12/20/38 (b)	1,281,764	1,461,595
7.50%, 08/15/26 to 11/15/37 (b)	131,952	156,052
7.91%, 07/15/21 (b)	21,314	21,402
8.00%, 04/15/22 to 04/15/36 (b)	28,808	30,742
8.50%, 05/15/28 to 12/15/29 (b)	9,458	11,651
Ginnie Mae REMICs
4.00%, 02/20/32 (b)	19,264	19,486
4.50%, 04/20/34 (b)	555,211	558,458
6.48%, 08/20/34 (a)(b)	9,051,180	10,589,328
Ginnie Mae TBA
2.50%, 06/01/44 (b)	2,000,000	1,935,833
3.00%, 06/01/44 (b)	38,000,000	38,289,687
3.50%, 06/01/44 (b)	10,000,000	10,405,468

Total Mortgage-Backed Securities
(Cost $313,235,293)		319,978,258

	Number	Value
Security	of Shares	($)

Other Investment Company 1.4% of net assets

Money Market Fund 1.4%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (c)	4,001,784	4,001,784

Total Other Investment Company
(Cost $4,001,784)		4,001,784

 1

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

	Face
Issuer	Amount	Value
Rate, Maturity Date	($)	($)

Short-Term Investment 5.2% of net assets

U.S. Government Agency Security 5.2%
Federal Home Loan Bank
0.04%, 06/06/14 (d)	15,000,000	14,999,942

Total Short-Term Investment
(Cost $14,999,927)		14,999,942

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $332,424,110 and the unrealized appreciation and depreciation were $7,493,695 and ($937,821), respectively, with a net unrealized appreciation of $6,555,874.

	Face
Security	Amount	Value
Rate, Maturity Dates	($)	($)

TBA Sale Commitments 9.5% of net assets

U.S. Government Agency Mortgages 9.5%
Ginnie Mae TBA
5.00%, 06/01/44 (b)	17,000,000	18,656,176
5.50%, 06/01/44 (b)	8,000,000	8,915,316

Total TBA Sale Commitments
(Proceeds $27,597,969)		27,571,492

(a)	Variable-rate security.
(b)	The effective maturity may be shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or as the result of embedded demand features (puts or calls).
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the purchase yield.

REMIC —	Real Estate Mortgage Investment Conduit

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that

2

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

Assets Valuation Input

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Mortgage-Backed Securities[1]	$—	$319,978,258	$—	$319,978,258
Other Investment Company[1]	4,001,784	—	—	4,001,784
Short-Term Investment[1]	—	14,999,942	—	14,999,942

Total	$4,001,784	$334,978,200	$—	$338,979,984

Liabilities Valuation Input

Other Financial Instruments
TBA Sale Commitments[1]	$—	($27,571,492)	$—	($27,571,492)

[1]	As categorized in portfolio holdings.

 3

 Schwab GNMA Fund

Portfolio Holdings (Unaudited) continued

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG406018MAY14

4

Schwab Investments
Schwab® Treasury Inflation Protected Securities Index Fund

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

		Cost	Value
Holdings by Category		($)	($)

99.6%	U.S. Government Securities	247,782,658	264,526,681
0.1%	Other Investment Company	230,864	230,864

99.7%	Total Investments	248,013,522	264,757,545
0.3%	Other Assets and Liabilities, Net		746,082

100.0%	Net Assets		265,503,627

	Face
Security	Amount	Value
Rate, Maturity Date	($)	($)

U.S. Government Securities 99.6% of net assets

U.S. Treasury Obligations 99.6%
U.S. Treasury Inflation Protected Securities
1.88%, 07/15/15	6,075,196	6,327,681
2.00%, 01/15/16	5,954,939	6,289,904
0.13%, 04/15/16	11,967,951	12,285,820
2.50%, 07/15/16	5,826,792	6,338,442
2.38%, 01/15/17	5,053,695	5,536,171
0.13%, 04/15/17	13,467,421	13,924,101
2.63%, 07/15/17	4,332,584	4,858,603
1.63%, 01/15/18	4,574,974	4,996,740
0.13%, 04/15/18	14,973,142	15,478,486
1.38%, 07/15/18	4,512,546	4,938,440
2.13%, 01/15/19	4,197,813	4,736,308
0.13%, 04/15/19	5,340,460	5,495,653
1.88%, 07/15/19	4,769,837	5,378,755
1.38%, 01/15/20	5,784,651	6,349,580
1.25%, 07/15/20	8,889,266	9,758,725
1.13%, 01/15/21	10,167,796	11,022,501
0.63%, 07/15/21	10,793,155	11,385,051
0.13%, 01/15/22	11,912,597	12,003,847
0.13%, 07/15/22	12,287,587	12,391,294
0.13%, 01/15/23	12,344,247	12,332,643
0.38%, 07/15/23	12,243,658	12,519,141
0.63%, 01/15/24	12,216,967	12,692,329
2.38%, 01/15/25	7,900,824	9,625,416
2.00%, 01/15/26	5,754,972	6,813,368
2.38%, 01/15/27	4,630,793	5,711,065
1.75%, 01/15/28	4,643,759	5,370,089
3.63%, 04/15/28	4,102,877	5,792,729
2.50%, 01/15/29	4,472,898	5,668,683
3.88%, 04/15/29	4,881,701	7,170,779
3.38%, 04/15/32	1,804,757	2,618,595
2.13%, 02/15/40	2,541,255	3,224,218
2.13%, 02/15/41	3,148,968	4,022,303
0.75%, 02/15/42	5,539,079	5,190,283
0.63%, 02/15/43	4,037,223	3,647,994
1.38%, 02/15/44	2,403,369	2,630,944

Total U.S. Government Securities
(Cost $247,782,658)		264,526,681

	Number	Value
Security	of Shares	($)

Other Investment Company 0.1% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Institutional Class 0.00% (a)	230,864	230,864

Total Other Investment Company
(Cost $230,864)		230,864

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $249,924,852 and the unrealized appreciation and depreciation were $16,435,558 and ($1,602,865), respectively, with a net unrealized appreciation of $14,832,693.

(a)	The rate shown is the 7-day yield.

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

 1

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings (Unaudited) continued

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

•	Underlying funds: Mutual funds are valued at their respective net asset values (“NAVs”).

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes

2

 Schwab Treasury Inflation Protected Securities Index Fund

Portfolio Holdings (Unaudited) continued

in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

U.S. Government Securities[1]	$—	$264,526,681	$—	$264,526,681
Other Investment Company[1]	230,864	—	—	230,864

Total	$230,864	$264,526,681	$—	$264,757,545

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG406019MAY14

 3

Schwab Investments
Schwab Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

92.6%		Fixed-Rate Obligations	542,843,130	572,869,137
7.5%		Variable-Rate Obligations	46,015,000	46,128,412

100.1%		Total Investments	588,858,130	618,997,549
(0	.1)%	Other Assets and Liabilities, Net		(524,442)

100.0%		Net Assets		618,473,107

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 92.6% of net assets

ALABAMA 0.7%
Birmingham
GO Bonds Series 2013A	0.00%	03/01/43	(b)(f)	500,000	465,075
GO Refunding Warrants Series 2010A	5.00%	02/01/18	(e)	1,160,000	1,320,938
Huntsville
Water Revenue Warrant Series 2008	5.00%	11/01/15		250,000	266,918
Pell Special Care Facilities Financing Auth
RB (Noland Health Services) Series 2012A	5.00%	12/01/19		1,190,000	1,365,442
RB (Noland Health Services) Series 2012A	5.00%	12/01/20		950,000	1,097,421

					4,515,794

ALASKA 1.3%
Alaska Housing Finance Corp
State Capital Project Bonds II Series 2012A	5.00%	12/01/17		1,105,000	1,263,402
Alaska Industrial Development & Export Auth
RB (Greater Fairbanks Community Hospital Foundation) Series 2014	5.00%	04/01/22		500,000	580,535
RB (Greater Fairbanks Community Hospital Foundation) Series 2014	5.00%	04/01/23		630,000	734,737
North Slope Borough
GO Bonds Series 2013A	5.00%	06/30/19		1,000,000	1,179,020
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/20		820,000	955,177
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/22	(b)	805,000	940,337
Service Area 10 Water & Wastewater Facilities RB Series 2014	5.00%	06/30/23	(b)	1,890,000	2,193,231

					7,846,439

ARIZONA 1.2%
Arizona Health Facilities Auth
Hospital RB (Phoenix Children’s Hospital) Series 2013B	5.00%	02/01/43	(b)	1,000,000	1,056,830
Glendale IDA
RB (Midwestern Univ) Series 2010	5.00%	05/15/15		415,000	431,056
Payson USD No.10
GO Bonds Series 2008B	5.75%	07/01/28	(b)(e)	1,375,000	1,585,402
Pima Cnty
COP Series 2013A	5.00%	12/01/17		550,000	627,820
COP Series 2013A	5.00%	12/01/18		400,000	464,172
COP Series 2013A	5.00%	12/01/19		500,000	585,745
GO Bonds Series 2012A	4.00%	07/01/22		525,000	595,497
Refunding COP Series 2013B	5.00%	12/01/16		625,000	694,556
Univ Medical Center Corp
Hospital RB Series 2009	5.00%	07/01/14		615,000	617,325

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Hospital RB Series 2009	5.00%	07/01/15		170,000	177,402
Hospital RB Series 2009	5.50%	07/01/16		100,000	108,810
Hospital RB Series 2009	6.00%	07/01/18		300,000	347,877

					7,292,492

ARKANSAS 1.3%
Cabot
Sales & Use Tax Refunding & Improvement Bonds Series 2013	2.55%	06/01/43	(b)	1,325,000	1,332,658
Fayetteville
Sales & Use Tax Bonds Series 2013	2.80%	11/01/24		2,655,000	2,687,630
Fort Smith
Sales & Use Tax Refunding Bonds Series 2012	2.38%	05/01/27	(b)	475,000	479,175
Little Rock
Library Construction & Refunding Bonds Series 2012	3.10%	03/01/32	(b)	1,785,000	1,785,768
Springdale
Sales & Use Tax Refunding Bonds Series 2013	2.60%	07/01/27	(b)	1,570,000	1,579,577

					7,864,808

CALIFORNIA 15.5%
ABAG Finance Auth
Insured Sr Living RB (Old Fellows Home of California) Series 2012A	5.00%	04/01/32	(a)(b)	1,380,000	1,536,106
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/19		1,000,000	1,101,600
Anaheim Public Financing Auth
Lease Refunding RB Series 2008	5.00%	08/01/17		955,000	1,079,246
California
GO Bonds	5.00%	12/01/23		2,000,000	2,451,860
GO Bonds	5.00%	12/01/24	(b)	4,875,000	5,911,620
GO Bonds	5.00%	11/01/32	(b)(e)	1,240,000	1,368,613
GO Bonds	5.00%	04/01/38	(b)	500,000	539,065
California Dept of Water Resources
Power Supply RB Series 2005G4	5.00%	05/01/16	(e)	750,000	818,250
California Educational Facilities Auth
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21		750,000	885,540
California Health Facilities Financing Auth
RB (Catholic Healthcare West) Series 2011A	5.25%	03/01/23	(b)	1,000,000	1,176,020
RB (Children’s Hospital Orange Cnty) Series 2009A	6.50%	11/01/38	(b)(e)	1,850,000	2,169,069
RB (St. Joseph Health) Series 2013A	5.00%	07/01/24	(b)	1,000,000	1,198,910
RB (St. Joseph Health) Series 2013A	5.00%	07/01/25	(b)	1,000,000	1,189,080
California Infrastructure & Economic Development Bank
RB (Sanford Consortium) Series 2010A	5.00%	05/15/27	(b)(e)	2,005,000	2,325,459
California Public Works Board
Lease RB (Department of Corrections & Rehabilitation) Series 2014A	5.00%	09/01/24		2,000,000	2,416,440
California Statewide Communities Development Auth
RB (St. Joseph Health) Series 2000	4.50%	07/01/18	(e)	1,605,000	1,719,629
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/26	(b)	1,135,000	1,302,844
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/25	(b)	1,500,000	1,750,890
GO Refunding Bonds Series 2014	5.00%	07/01/26	(b)	1,615,000	1,849,659
GO Refunding Bonds Series 2014	5.00%	07/01/27	(b)	3,395,000	3,860,149
East Bay Municipal Utility District
Water System Refunding RB Series 2013A	5.00%	06/01/19		220,000	261,888
El Rancho USD
GO Bonds Series 2013B	0.00%	08/01/35	(b)(f)	1,400,000	429,352
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,045,250
Fresno
Airport Refunding RB Series 2013A	5.00%	07/01/23		105,000	123,328
Airport Refunding RB Series 2013A	5.00%	07/01/30	(b)	540,000	589,594
Inglewood USD
GO Bonds Series A	5.25%	08/01/25	(b)	1,000,000	1,161,110
GO Bonds Series A	5.25%	08/01/27	(b)	1,250,000	1,420,437
Jefferson UHSD
GO Bonds Series 2006D	0.00%	08/01/37	(b)(f)	1,545,000	305,802

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Bonds Series 2006D	0.00%	08/01/39	(b)(f)	3,750,000	627,300
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/16		1,935,000	2,122,540
Los Angeles
Judgment Obligation Bonds Series 2010A	4.00%	06/01/19		3,620,000	4,055,812
Los Angeles Dept of Airports
Airport Sr RB Series 2012B	5.00%	05/15/25	(b)	550,000	644,848
Los Angeles Municipal Improvement Corp
Lease RB Series 2009A	5.00%	04/01/17		975,000	1,088,139
Lease RB Series 2009C	4.00%	09/01/16		1,050,000	1,125,778
Lease RB Series 2009C	4.00%	09/01/17		100,000	109,400
Lease RB Series 2009C	4.50%	09/01/19		515,000	586,719
Lease RB Series 2009E	5.13%	09/01/27	(b)	1,090,000	1,191,479
Los Angeles USD
Refunding COP Series 2012B	5.00%	10/01/30	(b)	100,000	113,192
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	2,000,000	2,265,000
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/17		3,500,000	3,953,845
Old Adobe USD
GO Bonds Series B	5.25%	08/01/43	(b)	1,220,000	1,378,441
Palo Alto
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/19		380,000	417,662
Limited Obligation Refunding Bonds Series 2012	4.00%	09/02/21		400,000	438,400
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/22	(b)	360,000	420,026
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2010A	5.00%	06/01/32	(b)	3,530,000	3,901,921
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/17		2,000,000	2,191,320
Lease Refunding RB Series 2013A	5.00%	05/01/17		1,750,000	1,967,910
Sacramento City USD
GO Bonds Series 2013A	5.25%	08/01/29	(b)	150,000	169,865
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	3.88%	03/01/18		2,165,000	2,376,520
San Diego USD
GO Bonds Series 2010C	0.00%	07/01/31	(f)	1,950,000	956,924
GO Bonds Series 2010C	0.00%	07/01/32	(f)	1,500,000	699,840
GO Bonds Series 2010C	0.00%	07/01/33	(f)	1,000,000	441,490
GO Bonds Series 2010C	0.00%	07/01/34	(f)	1,750,000	715,890
GO Bonds Series 2010C	0.00%	07/01/35	(f)	1,300,000	500,331
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	3.00%	09/01/15		1,730,000	1,791,709
GO Refunding Bonds Series 2012	4.00%	09/01/18		1,885,000	2,124,979
GO Refunding Bonds Series 2012	5.00%	09/01/20		2,195,000	2,650,089
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Refunding Bonds 2014	5.00%	09/01/22		1,360,000	1,619,325
Tax Allocation Refunding Bonds 2014	5.00%	09/01/23		1,000,000	1,187,600
Tax Allocation Refunding Bonds 2014	5.00%	09/01/24		1,250,000	1,472,187
Tiburon/Belvedere Wastewater Financing Auth
RB (Marin Cnty Sanitary District No. 5) Series 2012	3.00%	10/01/21		140,000	152,375
Turlock Irrigation District
Sub Refunding RB Series 2011	5.00%	01/01/31	(b)	2,155,000	2,364,207
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		1,165,000	1,331,269
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/20		1,260,000	1,450,235
Woodland Finance Auth
Water RB Series 2011	6.00%	03/01/41	(b)	1,000,000	1,147,510

					95,738,887

COLORADO 1.4%
Aspen Valley Hospital District
Refunding RB Series 2012	5.00%	10/15/30	(b)	650,000	701,604
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2008D1	5.00%	10/01/14	(e)	550,000	558,712

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/18	(e)	1,630,000	1,782,975
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/19	(e)	1,735,000	1,913,878
Refunding RB (National Jewish Health) Series 2012	5.00%	01/01/21		1,900,000	2,101,590
Denver Health & Hospital Auth
Healthcare RB Series 2014A	5.00%	12/01/39	(b)	1,000,000	1,050,950
Univ of Colorado Hospital Auth
RB Series 2012A	4.00%	11/15/14		250,000	254,438
RB Series 2012A	5.00%	11/15/16		440,000	488,118

					8,852,265

CONNECTICUT 2.5%
Connecticut
GO Bonds Series 2013A	5.00%	10/15/22		3,000,000	3,650,100
Special Tax Obligation Bonds Series 2013A	5.00%	10/01/20		2,000,000	2,392,480
Connecticut Health & Educational Facilities Auth
RB (Hartford HealthCare) Series E	5.00%	07/01/25	(b)	2,300,000	2,656,569
Danbury
GO Refunding Bonds Series 2012	4.00%	08/01/25	(b)	295,000	324,450
New Haven
GO Bonds Series 2011A	5.00%	03/01/15		1,260,000	1,301,555
Oxford
GO Refunding Bonds 2011	3.00%	08/01/16		120,000	126,629
GO Refunding Bonds 2011	4.00%	08/01/17		1,405,000	1,546,258
GO Refunding Bonds 2011	4.00%	08/01/18		1,445,000	1,616,218
GO Refunding Bonds 2011	4.00%	08/01/19		450,000	507,852
Stamford
Water Pollution Control RB Series 2013A	5.00%	08/15/26	(b)	140,000	164,087
Water Pollution Control RB Series 2013A	5.00%	08/15/29	(b)	15,000	17,209
West Haven
GO Bonds 2012	5.00%	08/01/20		865,000	992,648

					15,296,055

DELAWARE 0.2%
Delaware State Housing Auth
Sr S/F Mortgage RB Series 2011A2	4.25%	07/01/29	(b)	1,450,000	1,517,686

DISTRICT OF COLUMBIA 0.8%
District of Columbia
Income Tax Secured RB Series 2009A	5.25%	12/01/27	(b)(e)	300,000	352,059
Income Tax Secured Refunding RB Series 2010A	5.00%	12/01/30	(b)	1,210,000	1,383,804
Metropolitan Washington Airports Auth
Second Sr Lien Refunding RB (Dulles Metrorail) Series 2014A	5.00%	10/01/53	(b)	3,000,000	3,135,120

					4,870,983

FLORIDA 3.9%
Alachua Cnty Health Facilities Auth
Health Facilities RB (Shands HealthCare) Series 2008D1	6.25%	12/01/18		500,000	588,625
Escambia Cnty
Pollution Control Refunding RB (Gulf Power) Series 1997	2.10%	07/01/22	(b)	1,000,000	1,011,860
Florida Higher Educational Facilities Financing Auth
Refunding RB (Univ Tampa) Series 2012A	5.00%	04/01/19		1,220,000	1,371,707
Refunding RB (Univ Tampa) Series 2012A	5.25%	04/01/42	(b)	400,000	424,348
Florida Ports Financing Commission
Refunding RB Series 2011A	5.00%	10/01/28	(b)	1,500,000	1,718,070
Hillsborough Cnty School Board
Refunding COP Series 2010A	5.00%	07/01/24	(b)	3,800,000	4,282,904
Kissimmee Utility Auth
Electric System Sub Refunding RB Series 2003	5.25%	10/01/18		150,000	174,724
Lee Cnty
Non-Ad Valorem Refunding RB Series 2012	3.00%	10/01/14		355,000	358,270
Non-Ad Valorem Refunding RB Series 2012	4.00%	10/01/15		950,000	995,657

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Miami-Dade Cnty
Aviation RB Series 2010A	5.00%	10/01/20		500,000	586,880
Aviation RB Series 2010A	5.50%	10/01/26	(b)	4,690,000	5,532,887
Miami-Dade Cnty Educational Facilities Auth
RB (Univ of Miami) Series 2008A	5.25%	04/01/16	(e)	600,000	647,760
Orange Cnty Health Facilities Auth
RB (Nemours Foundation) Series 2009A	4.00%	01/01/15		440,000	449,090
RB (Nemours Foundation) Series 2009A	5.00%	01/01/18		300,000	338,934
RB (Nemours Foundation) Series 2009A	5.00%	01/01/19		545,000	629,884
Palm Beach Cnty Solid Waste Auth
RB Series 2009	5.25%	10/01/18	(a)	1,900,000	2,246,218
Pasco Cnty
Water & Sewer RB Series 2009A	5.00%	10/01/16		75,000	83,060
Sumter County Industrial Development Auth
Hospital RB (Central Florida Health Alliance) Series 2014A	5.00%	07/01/22		200,000	223,354
Hospital RB (Central Florida Health Alliance) Series 2014A	5.00%	07/01/24	(b)	150,000	166,252
Hospital RB (Central Florida Health Alliance) Series 2014A	5.00%	07/01/26	(b)	270,000	291,875
Tampa
Sales Tax Refunding RB Series 2010	4.00%	10/01/20		535,000	603,801
Sales Tax Refunding RB Series 2010	5.00%	10/01/21	(b)	140,000	164,192
Tampa Bay Water
Utility System Refunding RB Series 2011	5.00%	10/01/18		850,000	993,310

					23,883,662

GEORGIA 0.5%
Burke Cnty Development Auth
Pollution Control RB (Georgia Power Plant Vogtle) Fourth Series 1994	2.20%	10/01/32	(b)	1,500,000	1,519,980
Fulton Cnty Development Auth
RB (Georgia State Univ) Series 2011	5.00%	10/01/15		825,000	874,937
RB (Georgia State Univ) Series 2011	5.00%	10/01/17		185,000	207,047
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central GA) Series 2009	4.00%	08/01/19		200,000	222,158
Private Colleges & Universities Auth
RB (Mercer Univ) Series 2012C	5.00%	10/01/17		450,000	493,569

					3,317,691

HAWAII 0.9%
Hawaii
GO Bonds Series 2013EH	5.00%	08/01/20		3,000,000	3,597,030
Hawaii State Housing Finance & Development Corp
S/F Mortgage Purchase RB Series 2011B	4.50%	01/01/26	(b)	2,005,000	2,156,658

					5,753,688

IDAHO 0.9%
Nampa SD No. 131
GO Refunding Bonds Series 2011B	3.50%	08/15/19	(a)(e)	1,915,000	2,107,745
GO Refunding Bonds Series 2011B	4.00%	08/15/21	(a)(e)	1,885,000	2,119,777
GO Refunding Bonds Series 2011B	4.00%	08/15/22	(a)(e)	1,000,000	1,122,640

					5,350,162

ILLINOIS 5.3%
Arlington Heights Park District
GO Refunding Bonds Series 2010B	2.00%	12/01/15		200,000	204,748
Chicago
GO Refunding Bonds Series 2008A	4.00%	01/01/20	(b)	300,000	316,131
GO Refunding Bonds Series 2014A	5.00%	01/01/23		1,920,000	2,156,928
GO Refunding Bonds Series 2014A	5.00%	01/01/25	(b)	1,000,000	1,099,420
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/17	(e)	1,000,000	1,111,510
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/18	(e)	1,200,000	1,364,340
Passenger Facility Charge Refunding RB (O’Hare) Series 2010D	5.00%	01/01/19	(e)	750,000	865,725
Passenger Facility Charge Refunding RB (O’Hare) Series 2012A	5.00%	01/01/31	(b)	5,000,000	5,490,500

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Community Unit SD No. 300
GO Refunding Bonds Series 2013	5.25%	01/01/31	(b)	4,940,000	5,656,991
Illinois
GO Bonds Series March 2012	5.00%	03/01/20		1,000,000	1,141,130
GO Bonds Series May 2014	5.00%	05/01/34	(b)	500,000	530,285
GO Bonds Series May 2014	5.00%	05/01/35	(b)	1,000,000	1,056,420
GO Refunding Bonds Series February 2010	5.00%	01/01/18		2,325,000	2,612,812
GO Refunding Bonds Series June 2006	5.00%	01/01/19		1,220,000	1,383,895
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/14		200,000	200,410
Sales Tax Jr Obligation Bonds Series June 2010	5.00%	06/15/20		400,000	473,844
Illinois Finance Auth
RB (Ascension Health Alliance) Series 2012E2	5.00%	11/15/42	(b)	1,300,000	1,455,844
Univ of Illinois
Health Services Facilities System RB Series 2013	6.00%	10/01/30	(b)	3,135,000	3,602,178
Will Cnty Community HSD No. 210
Refunding GO Bonds Series 2013A	5.00%	01/01/30	(b)	2,000,000	2,235,700

					32,958,811

INDIANA 2.4%
Indiana Finance Auth
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/22		700,000	803,943
Educational Facilities Refunding RB (Butler Univ) Series 2012A	5.00%	02/01/24	(b)	2,440,000	2,746,025
Hospital RB (King’s Daughters’ Health) Series 2010	4.50%	08/15/15		1,370,000	1,411,785
Hospital RB (Parkview Health System) Series 2012A	4.00%	05/01/17		200,000	216,800
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/16		400,000	426,784
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/17		480,000	526,502
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/18		1,000,000	1,118,720
RB (Community Foundation of Northwest IN) Series 2012	5.00%	03/01/19		1,000,000	1,133,110
State Revolving Fund Refunding Bonds Series 2010A	5.00%	02/01/19		945,000	1,110,385
Indiana Health Facility Financing Auth
Sub RB (Ascension Health) Series 2005A5	2.00%	11/01/27	(b)	1,000,000	1,033,910
Jasper City Hospital Auth
Refunding RB (Memorial Hospital & Health Care) Series 2013	5.75%	11/01/32	(b)	4,000,000	4,544,760

					15,072,724

IOWA 0.1%
Iowa
Special Obligation Bonds Series 2010	5.00%	06/15/25	(b)	765,000	899,120

KANSAS 0.1%
Kansas Development Finance Auth
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/14		50,000	51,100
Hospital RB (Adventist Health/Sunbelt) Series 2009D	5.00%	11/15/15		185,000	197,538
Olathe
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/20		115,000	126,179
Health Facilities RB (Olathe Medical Center) Series 2012A	4.00%	09/01/21		270,000	294,829

					669,646

KENTUCKY 0.4%
Kentucky Economic Development Finance Auth
Hospital RB (Baptist Healthcare) Series 2009A	5.00%	08/15/18		750,000	857,408
Kentucky State Property & Buildings Commission
Refunding RB Series A	5.00%	08/01/20		1,210,000	1,427,098

					2,284,506

MARYLAND 0.9%
Baltimore
Water RB Series 2013A	5.00%	07/01/18		500,000	581,075
Water RB Series 2013A	5.00%	07/01/19		750,000	887,557
Water RB Series 2013A	5.00%	07/01/20		150,000	179,465
Water RB Series 2013A	5.00%	07/01/21		500,000	603,605

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Maryland Community Development Admin
Housing RB Series 1996A	5.88%	07/01/16	(b)	25,000	25,083
Maryland Health & Higher Educational Facilities Auth
RB (Calvert Health) Series 2013	5.00%	07/01/38	(b)	1,390,000	1,498,267
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/20		335,000	385,170
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/21		400,000	461,068
RB (Frederick Memorial Hospital) Series 2012A	5.00%	07/01/27	(b)	450,000	499,176
Prince George’s Cnty
COP Series 2011	5.00%	10/01/30	(b)	350,000	391,926

					5,512,392

MASSACHUSETTS 1.9%
Chatham
GO Refunding Bonds	4.00%	07/01/14	(e)	60,000	60,198
GO Refunding Bonds	5.00%	07/01/16	(e)	100,000	109,733
GO Refunding Bonds	5.00%	07/01/17	(e)	245,000	277,791
Massachusetts Bay Transportation Auth
Assessment Bonds Series 2004A	5.25%	07/01/31	(b)(e)(g)	6,700,000	6,729,413
Assessment Bonds Series 2005A	5.00%	07/01/14	(g)	535,000	537,247
Assessment Bonds Series 2005A	5.00%	07/01/14		315,000	316,332
Massachusetts Development Finance Agency
RB (New England Conservatory of Music) Series 2008	4.00%	07/01/15		325,000	336,043
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/17		1,000,000	1,086,580
RB (Tufts Medical Center) Series 2011I	5.00%	01/01/18		885,000	981,607
Massachusetts School Building Auth
Sr Dedicated Sales Tax Refunding Bonds Series 2012B	4.00%	08/15/17		550,000	608,597
Massachusetts Turnpike Auth
Turnpike RB Series 1993A	5.00%	01/01/20	(g)	635,000	712,483

					11,756,024

MICHIGAN 2.8%
Grand Rapids
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/25		750,000	919,132
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/26		570,000	702,548
Sanitary Sewer System Refunding RB Series 2010	5.00%	01/01/27		1,445,000	1,788,014
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/24	(b)	250,000	299,838
Sanitary Sewer System Refunding RB Series 2013	5.00%	01/01/25	(b)	435,000	516,523
Karegnondi Water Auth
Water Supply System Bonds (Karegnondi Water Pipeline) Series 2014A	5.00%	11/01/24	(b)	1,695,000	1,956,759
Water Supply System Bonds (Karegnondi Water Pipeline) Series 2014A	5.00%	11/01/25	(b)	2,625,000	2,999,640
Michigan
Refunding Bonds Series 2009	5.00%	11/01/22	(b)	2,200,000	2,573,010
Michigan Finance Auth
Refunding RB (Trinity Health) Series 2010A	5.00%	12/01/15		1,000,000	1,069,740
Michigan State Hospital Finance Auth
Refunding RB (Trinity Health) Series 2008A1	5.25%	12/01/15		1,500,000	1,610,340
Troy
Limited Tax GO Bonds Series 2013	5.00%	11/01/22	(b)	225,000	264,672
Limited Tax GO Bonds Series 2013	5.00%	11/01/23	(b)	150,000	174,200
Limited Tax GO Bonds Series 2013	5.00%	11/01/25	(b)	200,000	228,854
Limited Tax GO Bonds Series 2013	5.00%	11/01/26	(b)	250,000	284,245
Western Townships Utilities Auth
Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/19		1,265,000	1,406,718
Limited Tax GO Refunding Bonds Series 2012	4.00%	01/01/20		750,000	839,212

					17,633,445

MINNESOTA 1.2%
Minnetonka ISD No. 276
GO Refunding Bonds Series 2013H	2.00%	02/01/17		300,000	311,562
GO Refunding Bonds Series 2013H	4.00%	02/01/22		960,000	1,096,032
Olmsted Cnty
GO Refunding Bonds Series 2012A	4.00%	02/01/20		1,815,000	2,076,160

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Shakopee ISD No. 720
GO Refunding Bonds Series 2012A	4.00%	02/01/19		790,000	890,899
GO Refunding Bonds Series 2012A	5.00%	02/01/21		1,000,000	1,203,000
St. Paul Port Authority
Lease Refunding RB Series 2013-3	5.00%	12/01/24	(b)	540,000	653,767
Univ of Minnesota
GO Bonds Series 2011D	5.00%	12/01/20		220,000	266,838
GO Bonds Series 2011D	5.00%	12/01/21		475,000	580,479
GO Bonds Series 2013A	4.00%	02/01/20		595,000	678,169

					7,756,906

MISSISSIPPI 1.5%
Mississippi Development Bank
Special Obligation Bonds (Jackson Water & Sewer) Series 2013	6.88%	12/01/40	(b)	4,250,000	5,576,170
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/15		250,000	258,655
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/16		400,000	428,616
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/17		50,000	54,922
Special Obligation Refunding Bonds (Jackson Public SD) Series 2012A	5.00%	04/01/28	(b)	950,000	1,060,903
Mississippi Home Corp
Homeownership Mortgage RB Series 2011A	4.50%	06/01/25	(b)	1,795,000	1,923,360

					9,302,626

MISSOURI 1.5%
Boone Cnty
Hospital Refunding RB (Boone Hospital Center) Series 2012	4.00%	08/01/18		400,000	436,588
Missouri Health & Educational Facilities Auth
RB (St. Louis College of Pharmacy) Series 2013	5.00%	05/01/18		1,200,000	1,348,332
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/21	(d)	565,000	648,908
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/22	(d)	540,000	619,915
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/23	(d)	585,000	669,415
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/24	(d)	1,675,000	1,917,205
Sr Living Facilities RB (Lutheran Sr Services) Series 2014A	5.00%	02/01/25	(b)(d)	1,760,000	1,991,616
St. Charles SD
GO Refunding Bonds Series 2011	4.00%	03/01/17	(a)	1,300,000	1,410,513

					9,042,492

NEBRASKA 0.8%
Nebraska Investment Finance Auth
S/F Housing RB Series 2013A	2.50%	09/01/34	(b)	1,500,000	1,549,830
S/F Housing RB Series 2013C	2.50%	03/01/35	(b)	2,150,000	2,216,801
S/F Housing RB Series 2013E	3.00%	03/01/43	(b)	950,000	993,567
Nebraska Public Power District
General RB Series 2010C	5.00%	01/01/19		250,000	292,815

					5,053,013

NEVADA 2.1%
Carson City
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	3.00%	09/01/14		550,000	552,998
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	4.00%	09/01/15		370,000	382,569
Hospital Refunding RB (Carson Tahoe Regional Healthcare) Series 2012	5.00%	09/01/18		1,265,000	1,412,157
Clark Cnty
Airport Passenger Facility Charge Sub Lien RB Series 2008A	5.00%	07/01/15	(e)	1,115,000	1,170,594
Airport System RB Sr Series 2010D	5.00%	07/01/17	(e)	1,000,000	1,125,970
Airport System RB Sr Series 2010D	5.00%	07/01/18	(e)	1,770,000	2,037,022
Nevada
Highway Improvement RB Series 2004	5.50%	12/01/18	(b)(g)	340,000	349,064
Nevada System of Higher Education
Univ RB Series 2011A	5.00%	07/01/18		5,375,000	6,255,963

					13,286,337

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

NEW HAMPSHIRE 0.5%
New Hampshire Health & Education Facilities Auth
RB (Dartmouth College) Series 2009	5.00%	06/01/19		180,000	213,500
RB (Dartmouth-Hitchcock) Series 2009	6.00%	08/01/38	(b)	400,000	448,296
New Hampshire HFA
S/F Mortgage Acquisition RB Series 2008E	6.63%	07/01/38	(b)	835,000	907,570
S/F Mortgage Acquisition RB Series 2011E	4.50%	01/01/28	(b)	1,260,000	1,327,044

					2,896,410

NEW JERSEY 4.2%
Cranbury Township
General Improvement Refunding Bonds	2.75%	12/01/15	(e)	430,000	445,893
General Improvement Refunding Bonds	3.00%	12/01/16		320,000	340,490
General Improvement Refunding Bonds	3.00%	12/01/17		285,000	306,971
General Improvement Refunding Bonds	4.00%	12/01/18		400,000	451,536
Gloucester Cnty Improvement Auth
Refunding RB Series 2012	4.00%	12/01/17		425,000	468,490
Refunding RB Series 2012	4.00%	12/01/18		465,000	518,903
Refunding RB Series 2012	4.00%	12/01/19		485,000	542,269
Refunding RB Series 2012	4.00%	12/01/20		510,000	569,369
Refunding RB Series 2012	4.00%	12/01/21		355,000	395,332
Refunding RB Series 2012	4.00%	12/01/22		480,000	535,488
Mercer Cnty Improvement Auth
Refunding RB Series 2011	4.00%	09/01/14		215,000	217,047
Refunding RB Series 2011	4.00%	09/01/15		1,000,000	1,046,370
Refunding RB Series 2011	4.00%	09/01/16		65,000	70,102
Refunding RB Series 2011	4.00%	09/01/17		1,620,000	1,784,511
Middlesex Cnty
Refunding COP Series 2011	4.00%	06/15/20		900,000	1,002,222
Refunding COP Series 2011	4.00%	06/15/21		265,000	294,457
Middlesex Cnty Improvement Auth
Lease RB Series 2008	4.00%	12/15/15		415,000	439,136
Lease Refunding RB Series 2010	3.00%	07/01/16		225,000	237,260
RB Series 2011	3.00%	09/15/16		1,270,000	1,347,406
Refunding RB Series 2011	4.00%	09/15/21		625,000	712,494
Monmouth Cnty Improvement Auth
Governmental Loan RB Series 2008	5.25%	12/01/18		85,000	100,433
Morris Cnty Improvement Auth
County Guaranteed Bonds Series 2012A	3.00%	02/01/19		705,000	763,106
County Guaranteed Bonds Series 2012A	3.00%	02/01/20		695,000	752,059
New Jersey
COP Series 2009A	5.25%	06/15/29	(b)	50,000	54,482
New Jersey Building Auth
Refunding RB Series 2009B	4.00%	12/15/19		135,000	150,803
New Jersey Economic Development Auth
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/16		920,000	1,010,464
School Facilities Construction Refunding Bonds Series 2011GG	5.00%	09/01/19		2,500,000	2,913,875
New Jersey Transportation Trust Fund Auth
Transportation System Bonds Series 2001C	5.50%	12/15/15		10,000	10,815
Transportation System Bonds Series 2011B	5.50%	06/15/31	(b)	100,000	114,702
New Jersey Turnpike Auth
RB Series 2012B	5.00%	01/01/25	(b)	2,600,000	3,050,060
Passaic Cnty
GO Refunding Bonds Series 2011	5.00%	05/01/17		4,180,000	4,683,272
GO Refunding Bonds Series 2012	4.00%	02/01/17		245,000	265,908
GO Refunding Bonds Series 2012	4.00%	02/01/19		500,000	556,390

					26,152,115

NEW MEXICO 0.3%
Bernalillo Cnty
GO Refunding Bonds Series 2010	4.00%	02/01/19		375,000	423,439
GO Refunding Bonds Series 2010	4.00%	02/01/20		105,000	119,493

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.25%	08/01/15		500,000	527,925
Hospital System RB (Presbyterian Healthcare) Series 2008A	5.50%	08/01/16		10,000	11,042
Santa Fe
Gross Receipt Tax Improvement & Refunding RB Series 2012A	4.00%	06/01/18		660,000	738,969

					1,820,868

NEW YORK 12.5%
Buffalo
School Refunding Bonds Series 2012E	3.00%	02/01/15		250,000	254,683
School Refunding Bonds Series 2012E	3.00%	02/01/16		175,000	182,611
Dutchess County Local Development Corp
RB (Health Quest Systems) Series 2014A	5.00%	07/01/22		135,000	158,169
RB (Health Quest Systems) Series 2014A	4.00%	07/01/23		160,000	174,974
RB (Health Quest Systems) Series 2014A	5.00%	07/01/24		150,000	176,369
RB (Health Quest Systems) Series 2014A	5.00%	07/01/25	(b)	125,000	144,379
RB (Health Quest Systems) Series 2014A	5.00%	07/01/34	(b)	250,000	272,525
RB (Health Quest Systems) Series 2014A	5.00%	07/01/44	(b)	750,000	804,637
Hempstead Local Development Corp
RB (Hofstra Univ) Series 2013	5.00%	07/01/24	(b)	1,420,000	1,656,671
RB (Hofstra Univ) Series 2013	5.00%	07/01/29	(b)	3,175,000	3,565,176
Lake Success
GO Refunding Bonds Series 2010B	4.00%	12/01/18		210,000	236,464
GO Refunding Bonds Series 2010B	4.00%	12/01/19		125,000	142,093
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds Series 2008B2	5.00%	11/01/15		320,000	341,862
Transportation RB Series 2014B	5.00%	11/15/23		1,000,000	1,192,700
Transportation RB Series 2014B	5.00%	11/15/24	(b)	1,330,000	1,583,538
Transportation Refunding RB Series 2012F	5.00%	11/15/18		3,850,000	4,502,459
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds Series 2009A	5.00%	11/15/18		145,000	170,646
Nassau Cnty Local Economic Assistance Corp
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/21		500,000	579,835
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/23		535,000	620,236
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/24		425,000	491,683
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/25	(b)	1,000,000	1,145,740
RB (Catholic Health Services Long Island) Series 2014	5.00%	07/01/26	(b)	250,000	283,910
New York City
GO Bonds Fiscal 2006 Series F1	5.00%	09/01/17	(b)	3,090,000	3,275,217
GO Bonds Fiscal 2014 Series B	5.00%	08/01/22		1,700,000	2,040,391
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/22		4,000,000	4,775,400
GO Bonds Fiscal 2014 Series I1	5.00%	03/01/23		2,000,000	2,396,380
New York City Housing Development Corp
M/F Housing RB Series 2012H	0.95%	05/01/16		425,000	427,308
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series DD	4.00%	06/15/18	(b)	2,500,000	2,709,700
Water & Sewer System RB Fiscal 2014 Series CC2	5.00%	06/15/19	(b)	1,400,000	1,612,870
New York City Transitional Finance Auth
Future Tax Secured Sub Bonds Fiscal 2014 Series B1	5.00%	11/01/23		3,000,000	3,707,670
Future Tax Secured Sub RB Fiscal 2010 Series C1	4.00%	08/01/16		3,000,000	3,237,210
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/18		900,000	1,057,419
Future Tax Secured Sub RB Fiscal 2010 Series I2	5.00%	11/01/20	(b)	200,000	240,714
Future Tax Secured Sub RB Fiscal 2011 Series D1	5.00%	02/01/35	(b)	5,000,000	5,564,100
New York State Dormitory Auth
Master BOCES Program Lease RB (Oneida Herkimer Madison) Series 2008	5.25%	08/15/16		650,000	715,338
RB (Cornell Univ) Series 1990B	5.00%	07/01/18		80,000	93,007
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/15		1,000,000	1,050,590
RB (New York Univ Hospitals) Series 2011A	5.00%	07/01/19		1,370,000	1,588,652
State Personal Income Tax RB Series 2009A	5.00%	02/15/18		3,000,000	3,455,880
New York State Thruway Auth
General RB Series I	5.00%	01/01/20		500,000	589,760
General RB Series I	5.00%	01/01/21		1,000,000	1,190,020
General Revenue Jr Obligations Series 2013A	4.00%	05/01/19		1,000,000	1,113,530
General Revenue Jr Obligations Series 2013A	5.00%	05/01/19		2,500,000	2,921,025
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/16		505,000	538,320

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Local Highway & Bridge Service Contract Bonds Series 2009	5.00%	04/01/16		1,540,000	1,669,760
Local Highway & Bridge Service Contract Bonds Series 2009	4.00%	04/01/17		700,000	765,996
New York State Tobacco Settlement Financing Corp
Asset-Backed RB Series 2013A	5.00%	06/01/21	(b)	6,250,000	6,797,562
New York State Urban Development Corp
State Personal Income Tax RB Series 2009A1	5.00%	12/15/17		570,000	655,905
North Syracuse CSD
GO Refunding Bonds Series 2012B	4.00%	06/15/17		800,000	874,568
Scarsdale UFSD
GO Refunding Bonds 2012	5.00%	02/01/18		350,000	401,923
GO Refunding Bonds 2012	4.00%	02/01/19		260,000	293,207
Westchester Cnty Local Development Corp
RB (Pace Univ) Series 2014A	5.00%	05/01/34	(b)	2,750,000	2,847,872

					77,288,654

NORTH CAROLINA 1.7%
Durham Cnty
COP Series 2009A	4.00%	06/01/18		1,610,000	1,801,960
North Carolina Housing Finance Agency
Home Ownership RB Series 2009-2	4.25%	01/01/28	(b)	1,375,000	1,443,159
North Carolina Medical Care Commission
Health Care Facilities Refunding RB (Blue Ridge) Series 2010A	4.00%	01/01/15		915,000	931,049
Health Care Facilities Refunding RB (WakeMed) Series 2012A	5.00%	10/01/21		5,000,000	5,868,600
Wake Cnty
GO Refunding Bonds Series 2009D	4.00%	02/01/17		525,000	573,778

					10,618,546

OHIO 2.4%
Butler Cnty
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/14		585,000	589,838
Hospital Facilities RB (UC Health) Series 2010	3.00%	11/01/15		580,000	594,865
Cleveland Heights-Univ Heights City SD
Unlimited Tax GO Bonds Series 2014	0.00%	12/01/23	(f)	700,000	528,423
Unlimited Tax GO Bonds Series 2014	0.00%	12/01/24	(f)	400,000	289,488
Unlimited Tax GO Bonds Series 2014	0.00%	12/01/25	(f)	600,000	414,366
Unlimited Tax GO Bonds Series 2014	5.00%	12/01/39	(b)	2,750,000	3,024,945
Columbus
Unlimited Tax GO Bonds Series 2011A	5.00%	07/01/18		2,000,000	2,328,680
Hamilton Cnty
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/23		500,000	582,485
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/24		500,000	583,600
Hospital Facilities RB (UC Health) Series 2014	5.00%	02/01/25	(b)	1,000,000	1,154,790
Toledo
GO Refunding Bonds Series 2012	3.00%	12/01/15		1,810,000	1,879,975
GO Refunding Bonds Series 2012	3.00%	12/01/16		240,000	253,608
Univ of Toledo
General Receipts Bonds Series 2011B	5.00%	06/01/18		1,100,000	1,261,876
General Receipts Bonds Series 2011B	5.00%	06/01/30	(b)	805,000	886,506
Westerville
GO Limited Tax Bonds Series 2010	4.00%	12/01/18		365,000	412,027

					14,785,472

OKLAHOMA 0.1%
Grady Cnty School Finance Auth
Educational Facilities Lease RB (Bridge Creek Public Schools) Series 2008	5.00%	09/01/16	(e)	545,000	595,238

OREGON 2.5%
Forest Grove
Campus Refunding RB (Pacific Univ) Series 2014A	5.25%	05/01/34	(b)	1,625,000	1,762,231
Campus Refunding RB (Pacific Univ) Series 2014A	5.00%	05/01/40	(b)	1,000,000	1,058,570
Jefferson Cnty SD No. 509J
GO Refunding Bonds Series 2013	4.00%	06/15/20	(a)	1,475,000	1,669,936

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Lane Community College
GO Bonds Series 2012	4.00%	06/15/20	(a)	2,395,000	2,727,761
Oregon Health & Science Univ
RB Series 2012A	5.00%	07/01/20		900,000	1,060,488
RB Series 2012A	5.00%	07/01/22		1,000,000	1,192,910
Oregon State Facilities Auth
RB (Providence Health & Services) Series 2011C	5.00%	10/01/21		400,000	472,068
RB (Providence Health & Services) Series 2011C	5.00%	10/01/22	(b)	300,000	349,428
Refunding RB (Legacy Health) Series 2011A	5.25%	05/01/21		2,000,000	2,405,240
Refunding RB (PeaceHealth) Series 2014A	5.00%	11/15/25	(b)	1,045,000	1,229,913
Pendleton SD No. 16R
GO Bonds Series 2014B	0.00%	06/15/25	(a)(f)	915,000	670,933
GO Bonds Series 2014B	0.00%	06/15/26	(a)(f)	1,000,000	691,060

					15,290,538

PENNSYLVANIA 3.3%
Allegheny Cnty Higher Education Building Auth
RB (Duquesne Univ) Series 2013A	3.00%	03/01/15		360,000	367,510
RB (Duquesne Univ) Series 2013A	4.00%	03/01/16		600,000	637,308
RB (Duquesne Univ) Series 2013A	4.00%	03/01/17		500,000	544,410
RB (Duquesne Univ) Series 2013A	4.00%	03/01/20		1,455,000	1,621,059
Pennsylvania
COP Series 2010A	3.00%	04/01/18		245,000	261,248
COP Series 2010A	3.05%	10/01/18		1,530,000	1,639,487
COP Series 2010A	3.30%	10/01/19		955,000	1,031,581
COP Series 2010A	3.50%	04/01/20		365,000	395,853
Pennsylvania Economic Development Financing Auth
Unemployment Compensation RB Series 2012B	5.00%	01/01/23	(b)	2,500,000	2,679,350
Unemployment Compensation RB Series 2012B	5.00%	07/01/23	(b)	1,900,000	1,995,798
Pennsylvania Higher Educational Facilities Auth
RB (Temple Univ) First Series 2012	3.00%	04/01/15		660,000	675,121
RB (Temple Univ) First Series 2012	4.00%	04/01/16		250,000	266,115
RB (Temple Univ) First Series 2012	4.00%	04/01/17		610,000	664,632
RB (Temple Univ) First Series 2012	4.00%	04/01/18		295,000	326,055
Pennsylvania Intergovernmental Coop Auth
Special Tax Refunding RB (Philadelphia) Series 2010	5.00%	06/15/18		2,000,000	2,319,020
Special Tax Refunding RB (Philadelphia) Series 2010	5.00%	06/15/20		1,070,000	1,276,692
Philadelphia
GO Refunding Bonds Series 2008A	5.25%	12/15/19	(b)	3,105,000	3,572,768

					20,274,007

SOUTH CAROLINA 0.7%
Beaufort-Jasper Water & Sewer Auth
Refunding RB Series 2010B	5.00%	03/01/22		95,000	114,996
Refunding RB Series 2010B	5.00%	03/01/23		495,000	604,519
Charleston Educational Excellence Financing Corporation
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/22		1,050,000	1,270,206
Installment Purchase Refunding RB Series 2013B	5.00%	12/01/24	(b)	1,000,000	1,203,020
South Carolina Educational Facilities Auth
Educational Facilities RB (Wofford College) Series 2007B	2.00%	04/01/27	(b)	1,000,000	1,003,160

					4,195,901

SOUTH DAKOTA 0.2%
South Dakota Building Auth
RB Series 2011	3.00%	06/01/15		620,000	636,108
RB Series 2011	3.00%	06/01/16		165,000	172,775
RB Series 2011	4.00%	06/01/21	(b)	55,000	60,016
South Dakota Health & Educational Facilities Auth
RB (Sanford Health) Series 2009	5.00%	11/01/17		100,000	113,303

					982,202

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

TENNESSEE 0.6%
Memphis
Electric System Sub Refunding RB Series 2010	2.50%	12/01/14		70,000	70,843
Electric System Sub Refunding RB Series 2010	5.00%	12/01/14		900,000	922,149
Refunding Bonds Series 2011	5.00%	05/01/20		2,000,000	2,397,400
Metro Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Belmont Univ) Series 2012	4.00%	11/01/21		100,000	107,927

					3,498,319

TEXAS 5.7%
Arlington ISD
Unlimited Tax GO Bonds Series 2011A	5.00%	02/15/36	(a)(b)(e)	3,650,000	4,129,792
Burkburnett ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	250,000	250,253
Collin Cnty
Limited Tax & Refunding Bonds Series 2009A	4.00%	02/15/19	(e)	695,000	787,998
Dallas-Fort Worth
Airport Refunding RB Series 2012B	5.00%	11/01/22	(b)	1,530,000	1,804,161
Airport Refunding RB Series 2013D	5.25%	11/01/25	(b)	650,000	766,005
Airport Refunding RB Series 2013D	5.25%	11/01/26	(b)	1,300,000	1,517,529
Denver City ISD
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/16	(a)(b)	580,000	580,812
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/17	(a)(b)	1,000,000	1,001,150
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/18	(a)(b)	1,220,000	1,221,122
Unlimited Tax Refunding Bonds Series 2012	2.00%	02/15/19	(a)(b)	1,775,000	1,776,225
Fort Bend Cnty
Limited Tax & Refunding Bonds Series 2009	5.00%	03/01/17		100,000	112,108
Fort Worth
Tax & Parking Revenue Bonds Series 2009	4.45%	03/01/18	(c)	1,430,000	1,554,725
Garland ISD
Unlimited Tax Refunding Bonds Series 2012A	3.00%	02/15/23	(a)(b)	1,525,000	1,528,233
Gonzales ISD
Unlimited Tax GO Bonds Series 2014	5.00%	02/01/23	(a)	205,000	248,897
Houston Community College System
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/17		500,000	559,695
Limited Tax Refunding Bonds Series 2011	5.00%	02/15/18		1,000,000	1,151,070
Klein ISD
Unlimited Tax Refunding Bonds Series 2009A	4.00%	08/01/17		560,000	617,971
Lone Star College System
Maintenance Tax Notes Series 2009	3.25%	09/15/18		150,000	163,515
Loop ISD
Unlimited Tax GO Bonds Series 2012	2.00%	02/15/18	(a)(b)	350,000	350,322
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health) Series 2008B	5.00%	07/01/20		1,750,000	2,027,147
Midland ISD
Unlimited Tax Refunding Bonds Series 2011	5.00%	02/15/18	(a)	115,000	132,521
Unlimited Tax Refunding Bonds Series 2011	4.00%	02/15/20	(a)	860,000	981,570
Unlimited Tax Refunding Bonds Series 2012	4.00%	02/15/20	(a)	150,000	170,928
North Texas Tollway Auth
System RB Series 2011A	5.00%	09/01/21		500,000	603,590
Plano
GO Refunding RB Series 2011	5.00%	09/01/21		650,000	788,099
Rockwall ISD
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/20	(a)	185,000	221,262
Unlimited Tax Refunding Bonds Series 2012	5.00%	02/15/22	(a)(b)	450,000	544,855
San Antonio
Electric & Gas Systems Refunding RB Series 2009D	5.00%	02/01/17		880,000	984,280
Sienna Plantation Levee Improvement District
Unlimited Tax Levee Improvement Refunding Bonds Series 2014	4.00%	09/01/24	(b)(d)	500,000	544,495
Sunnyvale ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/19	(a)	195,000	229,139
Unlimited Tax GO Bonds Series 2011	3.00%	02/15/20	(a)	110,000	119,341
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/22	(a)(b)	120,000	142,794

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Tarrant Cnty Cultural Education Facilities Finance Corp
Hospital RB (Hendrick Medical Center) Series 2013	3.00%	09/01/14		370,000	372,279
Hospital RB (Hendrick Medical Center) Series 2013	4.00%	09/01/16		440,000	469,594
Hospital RB (Hendrick Medical Center) Series 2013	5.00%	09/01/21		1,250,000	1,433,725
Tatum ISD
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/23	(a)(b)	400,000	466,448
Unlimited Tax GO Bonds Series 2012	5.00%	02/15/25	(a)(b)	680,000	791,942
Texas State Affordable Housing Corp
S/F Mortgage RB Series 2011B	4.45%	09/01/28	(b)	685,000	729,998
Tomball ISD
Unlimited Tax GO Bonds Series 2011	5.00%	02/15/21	(a)	150,000	180,966
Travis Cnty
Limited Tax Refunding Bonds Series 2009	5.00%	03/01/18		1,000,000	1,151,840
Williamson Cnty
Limited Tax GO Refunding Bonds Series 2011	5.00%	02/15/21		1,000,000	1,206,440
Wink Loving ISD
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/15	(a)	700,000	714,392
Unlimited Tax GO Bonds Series 2012	3.00%	02/15/17	(a)	450,000	479,849

					35,609,077

UTAH 0.5%
Riverton
RB (IHC Health Services) Series 2009	5.00%	08/15/15		950,000	1,004,321
Salt Lake Cnty
Sales Tax Refunding RB Series 2010A	3.00%	02/01/15		725,000	738,826
Sales Tax Refunding RB Series 2010A	3.00%	02/01/16		250,000	261,260
West Valley City
Sales Tax Refunding RB Series 2013A	2.00%	07/15/16		410,000	422,694
Sales Tax Refunding RB Series 2013A	3.00%	07/15/21		470,000	491,455

					2,918,556

VERMONT 0.7%
Vermont HFA
Mortgage RB Series 2011A	4.50%	02/01/26	(b)	3,790,000	4,077,093

VIRGINIA 0.8%
Chesterfield Cnty Economic Development Auth
Public Facility Refunding RB Series 2010A	4.00%	01/01/19	(e)	455,000	507,689
Henrico Cnty
GO Refunding Bonds Series 2010	5.00%	07/15/17		500,000	568,615
Metropolitan Washington Airports Auth
Airport System RB Series 2009B	5.00%	10/01/18	(a)(e)	825,000	958,378
Prince William Cnty IDA
RB (George Mason Univ) Series 2011AA	5.00%	09/01/17		345,000	385,299
RB (George Mason Univ) Series 2011AA	4.00%	09/01/20		275,000	301,367
RB (George Mason Univ) Series 2011AA	5.50%	09/01/34	(b)	220,000	244,457
Richmond
GO Bonds Series 2009A	4.00%	07/15/16		85,000	91,692
Richmond Metropolitan Auth
Expressway Refunding & RB Series 1998	5.25%	07/15/22	(g)	1,400,000	1,656,158
Virginia Housing Development Auth
Homeownership Mortgage Bonds Series 2010A	4.00%	03/01/20	(b)	175,000	193,260

					4,906,915

WASHINGTON 2.9%
Camas SD No. 117
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/17	(a)	2,850,000	3,265,102
Energy Northwest
Electric Refunding RB (Project No. 3) Series 2009A	5.25%	07/01/18		1,000,000	1,173,460
Naches Valley SD No. JT3
Unlimited Tax GO Bonds Series 2014	5.00%	12/01/22	(a)(d)	650,000	783,575
Unlimited Tax GO Bonds Series 2014	5.00%	12/01/33	(a)(b)(d)	1,735,000	1,977,414

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Unlimited Tax GO Bonds Series 2014	5.00%	12/01/34	(a)(b)(d)	1,850,000	2,100,046
Ocosta SD No. 172
Unlimited Tax GO Bonds 2013	3.13%	12/01/20	(a)	65,000	69,369
Unlimited Tax GO Bonds 2013	5.00%	12/01/23	(a)	390,000	472,563
Washington
GO Bonds Series 1990A	6.75%	02/01/15		225,000	234,137
Washington Health Care Facilities Auth
RB (Providence Health & Services) Series 2012A	5.00%	10/01/22		1,800,000	2,146,374
Washougal SD No. 112-6
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/15	(a)	830,000	889,312
Unlimited Tax GO Refunding Bonds 2012	5.00%	12/01/18	(a)	2,390,000	2,800,076
Whidbey Island Public Hospital District
Unlimited Tax GO Bonds 2013	5.00%	12/01/19		745,000	856,921
Unlimited Tax GO Bonds 2013	5.00%	12/01/20		720,000	829,390
Unlimited Tax GO Bonds 2013	5.00%	12/01/22		510,000	585,567

					18,183,306

WISCONSIN 0.9%
Wisconsin Health & Educational Facilities Auth
Health Facilities RB (UnityPoint Health) Series 2014A	5.00%	12/01/21		1,125,000	1,329,671
Health Facilities RB (UnityPoint Health) Series 2014A	5.00%	12/01/24	(b)	1,000,000	1,189,310
RB (Aurora Health Care) Series 2009B1	4.75%	08/15/25	(b)	475,000	479,346
RB (Aurora Health Care) Series 2009B2	5.13%	08/15/27	(b)	1,250,000	1,372,300
RB (Children’s Hospital of Wisconsin) Series 2008B	4.20%	08/15/18		150,000	167,891
RB (Children’s Hospital of Wisconsin) Series 2008B	5.38%	08/15/24	(b)	805,000	908,748

					5,447,266

Total Fixed-Rate Obligations
(Cost $542,843,130)					572,869,137

Variable-Rate Obligations 7.5% of net assets

CALIFORNIA 1.3%
California
GO Bonds Series 2013C	0.61%	12/01/28	(b)	3,600,000	3,601,584
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009A	0.06%	11/01/26	(a)(b)	1,500,000	1,500,000
Refunding RB (PG&E) Series 2009B	0.06%	11/01/26	(a)(b)	3,000,000	3,000,000

					8,101,584

COLORADO 0.1%
Colorado Health Facilities Auth
RB (Catholic Health Initiatives) Series 2006C7	0.26%	03/01/16	(a)(b)(c)	700,000	700,000

CONNECTICUT 2.0%
Connecticut
GO Bonds Series 2011A	0.98%	05/15/18		5,275,000	5,336,718
GO Bonds Series 2011C	1.16%	05/15/19		5,000,000	5,078,350
GO Bonds Series 2012A	1.31%	04/15/20	(e)	1,000,000	1,017,500
GO Bonds Series 2012D	0.83%	09/15/18		1,000,000	1,009,270

					12,441,838

DISTRICT OF COLUMBIA 0.5%
District of Columbia
Income Tax Secured Refunding RB Series 2011E	0.81%	12/01/17	(b)	3,240,000	3,250,400

LOUISIANA 1.0%
Louisiana Public Facilities Auth
RB (Dynamic Fuels) Series 2008	0.08%	10/01/33	(a)(b)	5,900,000	5,900,000

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

MASSACHUSETTS 0.8%
Massachusetts Development Finance Agency
RB (Boston Univ) Series U1	0.64%	10/01/40	(b)	1,000,000	1,000,050
RB (Boston Univ) Series U6E	0.61%	10/01/42	(b)	4,000,000	4,009,240

					5,009,290

NEW JERSEY 0.8%
New Jersey Economic Development Auth
School Facilities Construction Refunding Notes Series 2013I	1.66%	03/01/28	(b)	5,000,000	4,925,300

NEW YORK 1.0%
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2012 Series A1	0.06%	06/15/44	(a)(b)	5,800,000	5,800,000

Total Variable-Rate Obligations
(Cost $46,015,000)					46,128,412

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $588,860,145 and the unrealized appreciation and depreciation were $30,265,813 and ($128,409), respectively, with a net unrealized appreciation of $30,137,404.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,254,725 or 0.4% of net assets.
(d)	Delayed-delivery security.
(e)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(f)	Zero coupon bond.
(g)	Refunded bond.

CCD —	Community college district
COP —	Certificate of participation
CSD —	Central school district
GO —	General obligation
HFA —	Housing finance agency/authority
HSD —	High school district
IDA —	Industrial development agency/authority
ISD —	Independent school district
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UFSD —	Union free school district
UHSD —	Union high school district
USD —	Unified school district

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

 Schwab Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$572,869,137	$—	$572,869,137
Variable-Rate Obligations[1]	—	46,128,412	—	46,128,412

Total	$—	$618,997,549	$—	$618,997,549

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG406022MAY14

Schwab Investments
Schwab California Tax-Free Bond Fund™

Portfolio Holdings as of May 31, 2014 (Unaudited)

The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

For fixed rate obligations, the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date. The maturity date shown for all the securities is the final legal maturity.

			Cost	Value
Holdings by Category			($)	($)

94.2%		Fixed-Rate Obligations	369,283,574	392,746,698
7.2%		Variable-Rate Obligations	29,756,250	29,808,799

101.4%		Total Investments	399,039,824	422,555,497
(1	.4)%	Other Assets and Liabilities, Net		(5,632,565)

100.0%		Net Assets		416,922,932

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)

Fixed-Rate Obligations 94.2% of net assets

CALIFORNIA 94.2%
ABAG Finance Auth
RB (Casa de las Campanas) Series 2010	5.13%	09/01/20	(a)(d)	3,500,000	3,970,960
RB (Sharp HealthCare) Series 2012A	5.00%	08/01/28	(b)(d)	235,000	262,032
Refunding RB (Episcopal Sr Communities) Series 2012B	2.00%	07/01/14		340,000	340,309
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/15		410,000	418,565
Refunding RB (Episcopal Sr Communities) Series 2012B	3.00%	07/01/16		815,000	844,617
Refunding RB (Episcopal Sr Communities) Series 2012B	4.00%	07/01/17		1,580,000	1,685,844
Refunding RB (Episcopal Sr Communities) Series 2012B	5.00%	07/01/20		530,000	585,920
Refunding RB (Eskaton Properties) Series 2013	3.00%	11/15/15		1,175,000	1,206,384
Alameda Cnty Jt Powers Auth
Lease RB Series 2013A	5.25%	12/01/25	(b)	720,000	872,474
Lease RB Series 2013A	5.25%	12/01/26	(b)	775,000	930,426
Alameda Cnty Transportation Commission
Limited Tax Sales RB Series 2014	5.00%	03/01/20		800,000	964,392
Limited Tax Sales RB Series 2014	5.00%	03/01/21		500,000	609,670
Alameda Corridor Transportation Auth
Sr Lien Refunding RB Series 2013A	5.00%	10/01/20		450,000	535,554
Sr Lien Refunding RB Series 2013A	5.00%	10/01/21		1,250,000	1,495,237
Alhambra USD
Refunding GO Bonds Series 2012A	5.00%	08/01/21		450,000	534,785
Refunding GO Bonds Series 2012A	5.00%	08/01/22		435,000	520,343
Refunding GO Bonds Series 2012A	5.00%	08/01/24	(b)	675,000	790,405
Anaheim Public Financing Auth
Electric System RB Series 2011A	5.00%	10/01/25	(b)(d)	2,000,000	2,303,180
Lease Refunding RB Series 2008	4.50%	08/01/17	(d)	115,000	128,166
Bay Area Toll Auth
Toll Bridge RB Series 2012F1	4.00%	04/01/18		600,000	674,574
Berkeley Joint Powers Financing Auth
Refunding Lease RB Series 2012	4.00%	10/01/16		750,000	810,608
Beverly Hills Public Finance Auth
Lease RB Series 2010A	4.00%	06/01/16	(d)	100,000	107,550
Beverly Hills USD
GO Bonds Series 2009	0.00%	08/01/26	(e)	2,880,000	1,935,907
Bret Harte UHSD
GO BAN 2012	3.00%	03/15/15	(d)	2,500,000	2,548,875
California
Economic Recovery Refunding Bonds Series 2009A	5.00%	07/01/20	(b)	5,000,000	5,949,650
GO Bonds	4.00%	09/01/17		1,245,000	1,379,908
GO Bonds	5.00%	09/01/18		3,000,000	3,506,250
GO Bonds	5.00%	11/01/18		1,000,000	1,173,500

 1

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
GO Bonds	5.50%	04/01/19		900,000	1,081,305
GO Bonds	5.00%	11/01/19		2,425,000	2,887,569
GO Bonds	5.00%	09/01/20		2,560,000	3,071,590
GO Bonds	5.00%	11/01/24	(b)	750,000	895,627
GO Bonds	5.00%	12/01/24	(b)	6,655,000	8,070,119
GO Bonds	5.00%	09/01/25	(b)	3,735,000	4,477,443
GO Bonds	5.00%	11/01/25	(b)(d)	495,000	586,035
GO Bonds	4.00%	12/01/26	(b)	1,000,000	1,070,140
GO Bonds	5.25%	12/01/28	(b)(f)	525,000	525,074
GO Bonds	6.50%	04/01/33	(b)	1,425,000	1,746,793
GO Bonds	6.00%	11/01/35	(b)	4,190,000	5,071,827
GO Bonds	5.00%	09/01/36	(b)	2,635,000	2,931,016
GO Bonds Series 2000	5.63%	05/01/18	(b)	25,000	25,113
GO Refunding Bonds	5.00%	09/01/21		1,355,000	1,636,068
GO Refunding Bonds	5.00%	11/01/31	(b)	2,000,000	2,296,860
GO Refunding Bonds	5.25%	10/01/32	(b)(d)	3,115,000	3,563,404
California Dept of Water Resources
Power Supply RB Series 2008H	4.50%	05/01/17		1,550,000	1,728,436
Power Supply RB Series 2010M	4.00%	05/01/19		750,000	854,715
Water System RB (Central Valley) Series AI	5.00%	12/01/16		2,000,000	2,236,320
California Educational Facilities Auth
RB (Pomona College) Series 2011	4.00%	01/01/15	(d)	280,000	286,423
RB (Pomona College) Series 2011	4.00%	01/01/16	(d)	400,000	424,092
RB (Pomona College) Series 2011	4.00%	01/01/17	(d)	200,000	218,262
RB (Univ of San Francisco) Series 2011	5.00%	10/01/21	(d)	845,000	997,708
RB (Univ of Southern California) Series 2009C	5.25%	10/01/24	(d)	2,000,000	2,569,680
Refunding RB (Univ of San Diego) Series 2011	4.50%	10/01/17	(d)	1,230,000	1,355,731
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/18	(d)	680,000	788,684
Refunding RB (Univ of San Diego) Series 2011	5.00%	10/01/21	(d)	500,000	591,290
California Health Facilities Financing Auth
Insured RB Series 2011A	5.25%	02/01/20	(a)(d)	205,000	239,188
RB (Catholic Healthcare West) Series 2009F	5.00%	07/01/27	(b)(d)	1,500,000	1,506,285
RB (City of Hope) Series 2012A	5.00%	11/15/21		700,000	838,873
RB (Memorial Health Services) Series 2012A	4.00%	10/01/17	(d)	750,000	829,230
RB (NCROC Paradise Valley Estates) Series 2005	4.63%	12/01/15	(a)(d)	150,000	158,666
RB (NCROC Paradise Valley Estates) Series 2005	4.88%	12/01/17	(a)(d)	200,000	224,478
RB (NCROC Paradise Valley Estates) Series 2005	5.00%	12/01/18	(a)(d)	125,000	145,153
RB (Rady Children’s Hospital) Series 2011	5.50%	08/15/26	(b)(d)	3,285,000	3,843,581
RB (Scripps Health) Series 2008A	5.00%	10/01/16	(d)	2,735,000	3,029,259
RB (St. Joseph Health) Series 2009C	5.00%	07/01/34	(b)(d)	3,000,000	3,054,840
RB (St. Joseph Health) Series 2013C	5.00%	07/01/43	(b)	2,000,000	2,368,720
Refunding RB (Marshall Medical Center) Series 2012A	4.00%	11/01/16	(a)	1,330,000	1,435,535
Refunding RB (NCROC - Paradise Valley Estates) Series 2013	3.00%	01/01/15	(a)	500,000	508,105
California HFA
M/F Housing RB III Series 2014A	0.85%	08/01/16		1,000,000	1,001,420
California Infrastructure & Economic Development Bank
RB (California ISO) Series 2009A	5.25%	02/01/21	(b)(d)(f)	1,925,000	1,990,758
RB (Sanford Consortium) Series 2010A	4.00%	05/15/17		215,000	235,610
RB (Sanford Consortium) Series 2010A	4.00%	05/15/18		775,000	865,443
RB (Sanford Consortium) Series 2010A	5.00%	05/15/20		245,000	292,214
RB (USC) Series 2010	5.00%	12/01/19		470,000	562,881
RB (USC) Series 2010	3.25%	12/01/21	(b)	750,000	817,373
RB (USC) Series 2010	5.00%	12/01/23	(b)	720,000	854,345
Refunding RB (Cal ISO Corp) Series 2013	5.00%	02/01/30	(b)	1,300,000	1,457,573
California Public Works Board
Lease RB (Univ of California) Series 2011G	5.25%	12/01/26	(b)(f)	1,000,000	1,251,460
Lease RB Series 1993E	5.50%	06/01/15		125,000	127,533
Lease RB Series 2011C	5.75%	10/01/31	(b)	1,000,000	1,175,880
Lease RB Series 2011D	5.00%	12/01/22	(b)	1,000,000	1,185,140
Lease RB Series 2012A	5.00%	04/01/23	(b)	2,600,000	3,069,560
Lease RB Series 2012G	4.00%	11/01/16		885,000	960,685
Lease RB Series 2013F	4.00%	09/01/16		500,000	540,220
Lease RB Series 2013F	3.00%	09/01/17		750,000	803,985
Lease RB Series 2013G	5.00%	09/01/16		500,000	551,185
Lease RB Series 2013G	5.00%	09/01/17		600,000	681,876
Lease RB Series 2013I	5.00%	11/01/19		1,800,000	2,131,272

2

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Lease RB Series 2013I	5.00%	11/01/20		1,335,000	1,593,870
Lease RB Series 2014B	5.00%	10/01/22		580,000	699,747
Lease RB Series 2014B	5.00%	10/01/23		1,700,000	2,050,693
Lease RB Series 2014B	5.00%	10/01/24		1,000,000	1,208,950
Lease Refunding RB Series 2012C	5.00%	06/01/18		1,500,000	1,731,750
California Statewide Communities Development Auth
Health Facility RB (Monterey Peninsula Community Hospital) Series 2011A	6.00%	06/01/33	(b)	1,000,000	1,163,520
Insured RB (The Redwoods) Series 2013	3.00%	11/15/16	(a)	200,000	211,092
Insured RB (The Redwoods) Series 2013	3.00%	11/15/17	(a)	325,000	343,571
Insured RB (The Redwoods) Series 2013	4.00%	11/15/19	(a)	150,000	163,635
Insured RB (The Redwoods) Series 2013	4.00%	11/15/20	(a)	125,000	136,061
Insured RB (The Redwoods) Series 2013	5.00%	11/15/22	(a)	635,000	730,206
Insured RB (The Redwoods) Series 2013	5.00%	11/15/23	(a)	200,000	230,724
M/F Housing RB (740 S Olive St Apts) Series 2009L	2.10%	07/20/14	(a)	85,000	85,020
RB (Cottage Health) Series 2010	5.00%	11/01/17		325,000	368,235
RB (Cottage Health) Series 2010	5.00%	11/01/18		350,000	402,448
RB (Kaiser Permanente) Series 2009A	4.63%	04/01/19		100,000	114,903
RB (St. Joseph Health) Series 2000	4.50%	07/01/18		3,875,000	4,151,752
RB (Sutter Health) Series 2011A	6.00%	08/15/42	(b)	875,000	1,054,637
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/21		300,000	340,746
Refunding RB (Episcopal Communities & Services) Series 2012	5.00%	05/15/24	(b)	620,000	686,272
Sr Living RB (Southern California Presbyterian Homes) Series 2009	5.25%	11/15/14		235,000	238,304
Centinela Valley UHSD
GO Bonds Series 2013B	6.00%	08/01/36	(b)	1,400,000	1,698,760
Centralia SD
GO Refunding Bonds Series 2012	4.00%	08/01/21		100,000	112,714
GO Refunding Bonds Series 2012	4.00%	08/01/24	(b)	75,000	85,393
Cerritos CCD
GO Bonds Series 2012D	0.00%	08/01/26	(e)	715,000	456,528
Citrus Heights Water District
Revenue Refunding COP Series 2010	4.00%	10/01/20		120,000	129,479
Clovis
Wastewater Refunding RB Series 2013	5.00%	08/01/22		515,000	610,950
Compton CCD
GO Refunding Bonds Series 2014	5.00%	07/01/24		1,000,000	1,186,350
GO Refunding Bonds Series 2014	5.00%	07/01/28	(b)	3,695,000	4,180,966
Contra Costa CCD
GO Refunding Bonds Series 2011	5.00%	08/01/22	(b)	975,000	1,176,922
Contra Costa Transportation Auth
Sales Tax RB Series 2012B	5.00%	03/01/24	(b)	1,500,000	1,759,395
Sales Tax RB Series 2012B	5.00%	03/01/25	(b)	950,000	1,111,452
Cotati-Rohnert Park USD
GO Refunding Bonds 2013	3.00%	08/01/14		515,000	517,271
GO Refunding Bonds 2013	4.00%	08/01/15		775,000	807,589
Cupertino Union SD
GO Refunding Bonds Series 2011A	5.00%	08/01/23	(b)	190,000	227,962
GO Refunding Bonds Series 2011A	5.00%	08/01/24	(b)	350,000	416,619
GO Refunding Bonds Series 2011A	5.00%	08/01/26	(b)	275,000	319,520
East Bay Municipal Utility District
Water System Refunding RB Series 2014B	5.00%	06/01/27	(c)	7,835,000	9,920,755
El Camino CCD
GO Bonds Series 2012C	0.00%	08/01/22	(e)	1,780,000	1,446,499
El Dorado Irrigation District
Refunding RB Series 2014A	4.00%	03/01/17		750,000	819,705
Refunding RB Series 2014A	5.00%	03/01/18		1,000,000	1,150,520
Refunding RB Series 2014A	5.00%	03/01/19		750,000	879,338
Refunding RB Series 2014A	5.00%	03/01/34	(b)	1,000,000	1,123,420
El Rancho USD
GO Bonds Series 2013B	0.00%	08/01/36	(b)(e)	940,000	268,558
Emery USD
GO Bonds Series 2011A	6.50%	08/01/31	(b)	2,500,000	3,045,250
Franklin-McKinley SD
GO Bonds Series C	0.00%	08/01/38	(b)(e)	3,295,000	867,112
Franklin-Mckinley SD
GO Bonds Series C	0.00%	08/01/40	(b)(e)	1,000,000	227,290

 3

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Fresno
Airport Refunding RB Series 2013A	4.00%	07/01/20		450,000	494,289
Airport Refunding RB Series 2013A	5.00%	07/01/22		350,000	409,094
Fullerton
Water Refunding RB 2014	5.00%	09/01/33	(b)	1,000,000	1,160,500
Garden Grove USD
GO Bonds Series C	5.00%	08/01/26	(b)	750,000	890,490
GO Bonds Series C	5.00%	08/01/27	(b)	520,000	612,352
GO Bonds Series C	5.00%	08/01/28	(b)	400,000	468,424
Glendale Successor Redevelopment Agency
Sub Tax Allocation Refunding Bonds Series 2013	4.00%	12/01/19		1,000,000	1,119,760
Sub Tax Allocation Refunding Bonds Series 2013	5.00%	12/01/21		1,250,000	1,485,850
Golden West Schools Financing Auth
GO RB (Rowland USD) Series 2005	5.25%	09/01/24		1,675,000	2,076,966
Goleta Water District
Refunding Revenue COP Series 2014A	5.00%	12/01/19		250,000	295,488
Refunding Revenue COP Series 2014A	5.00%	12/01/21		340,000	404,991
Refunding Revenue COP Series 2014A	5.00%	12/01/22		375,000	449,479
Refunding Revenue COP Series 2014A	5.00%	12/01/23		500,000	600,690
Refunding Revenue COP Series 2014A	5.00%	12/01/24	(b)	1,000,000	1,190,020
Grossmont UHSD
GO Bonds Series 2008	0.00%	08/01/24	(e)	2,660,000	1,924,457
GO Bonds Series 2008	0.00%	08/01/27	(e)	4,055,000	2,481,701
Healdsburg Redevelopment Agency
Tax Allocation Bonds (Sotoyome) Series 2010	5.00%	08/01/25	(b)	575,000	630,959
Tax Allocation Bonds (Sotoyome) Series 2010	5.25%	08/01/30	(b)	1,000,000	1,086,760
Imperial Irrigation District
Electric System Refunding RB Series 2011C	5.00%	11/01/14		200,000	204,090
Electric System Refunding RB Series 2011C	5.00%	11/01/15		365,000	389,919
Electric System Refunding RB Series 2011C	5.00%	11/01/18		425,000	496,060
Electric System Refunding RB Series 2011D	5.00%	11/01/19		720,000	850,586
Electric System Refunding RB Series 2011D	5.00%	11/01/20		750,000	892,928
Inglewood USD
GO Bonds Series A	5.00%	08/01/14		1,665,000	1,677,487
GO Bonds Series A	5.00%	08/01/15		1,880,000	1,980,599
GO Bonds Series A	5.00%	08/01/16		150,000	164,397
GO Bonds Series A	5.00%	08/01/17		205,000	228,325
GO Bonds Series A	5.00%	08/01/18		90,000	103,859
GO Bonds Series A	6.25%	08/01/37	(b)	2,425,000	2,903,040
Inglewood USD Facilities Financing Auth
RB Series 2007	5.00%	10/15/19		435,000	501,277
Kern Cnty
Refunding COP 2011 Series A	5.00%	11/01/17		1,460,000	1,636,324
Refunding COP 2011 Series A	5.00%	11/01/18		1,235,000	1,408,802
Lee Lake Public Financing Auth
Sr Lien Special Tax Refunding RB Series 2013A	3.00%	09/01/14		1,165,000	1,171,675
Lodi Public Financing Auth
Wastewater Refunding RB Series 2012A	4.00%	10/01/16		300,000	323,916
Wastewater Refunding RB Series 2012A	4.00%	10/01/19		450,000	500,621
Wastewater Refunding RB Series 2012A	4.00%	10/01/20		450,000	499,829
Wastewater Refunding RB Series 2012A	4.00%	10/01/21		725,000	801,169
Los Angeles
Judgment Obligation Bonds Series 2010A	5.00%	06/01/20		5,540,000	6,517,976
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/18		150,000	168,639
Wastewater System Sub Refunding RB Series 2012B	5.00%	06/01/20		500,000	602,435
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/22		440,000	507,835
Wastewater System Sub Refunding RB Series 2012B	4.00%	06/01/24	(b)	745,000	838,542
Los Angeles CCD
GO Bonds Series 2009A	6.00%	08/01/33	(b)	1,545,000	1,847,109
Los Angeles Dept of Airports
Airport Sub RB Series 2010B	5.00%	05/15/21	(b)	30,000	35,208
Los Angeles Dept of Water & Power
Power Supply RB Series 2012B	5.00%	07/01/43	(b)	1,365,000	1,509,594
Power System RB Series 2011A	4.00%	07/01/16		515,000	555,999
Power System RB Series 2011A	5.00%	07/01/18		3,380,000	3,954,735
Power System RB Series 2012A	5.00%	07/01/29	(b)	725,000	838,267

4

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Power System RB Series 2014B	5.00%	07/01/23	(c)	480,000	595,277
Power System RB Series 2014B	5.00%	07/01/24	(b)(c)	600,000	739,524
Los Angeles Harbor Dept
Refunding RB Series 2011B	5.00%	08/01/24	(b)	1,000,000	1,180,870
Los Angeles Municipal Improvement Corp
Lease RB Series 2007A	5.00%	08/01/14		175,000	176,444
Los Angeles USD
Refunding COP Series 2012A	5.00%	10/01/20		2,150,000	2,565,487
Refunding COP Series 2012A	5.00%	10/01/22		2,800,000	3,393,460
Los Gatos
COP 2010	5.00%	08/01/21	(b)	500,000	570,050
M-S-R Public Power Agency
Sub Lien RB Series 2008L	5.00%	07/01/16		180,000	196,848
Sub Lien RB Series 2008L	5.00%	07/01/17		855,000	964,107
Malibu
COP Series 2009A	4.00%	07/01/14		70,000	70,218
COP Series 2009A	4.00%	07/01/17		100,000	109,014
COP Series 2009A	4.00%	07/01/18		75,000	82,765
COP Series 2009A	5.00%	07/01/20	(b)	75,000	86,025
COP Series 2009A	5.00%	07/01/21	(b)	110,000	124,321
COP Series 2009A	5.00%	07/01/22	(b)	100,000	112,048
Midpeninsula Regional Open Space District
RB Series 2011	6.00%	09/01/41	(b)	3,000,000	3,397,500
Refunding Promissory Notes 2012	5.00%	09/01/26	(b)	1,205,000	1,406,006
Modesto Irrigation District
Electric System Refunding RB Series 2011A	5.00%	07/01/14		500,000	502,100
Electric System Refunding RB Series 2011A	5.00%	07/01/15		945,000	995,198
Electric System Refunding RB Series 2012A	5.00%	07/01/16		200,000	219,688
Electric System Refunding RB Series 2012A	5.00%	07/01/17		100,000	113,483
Electric System Refunding RB Series 2012A	5.00%	07/01/19		200,000	236,790
Moraga
COP 2013	4.00%	04/01/18		120,000	132,228
COP 2013	4.00%	04/01/25	(b)	145,000	165,261
COP 2013	5.00%	04/01/26	(b)	360,000	434,840
COP 2013	5.00%	04/01/27	(b)	430,000	512,302
Moreno Valley Public Financing Auth
Lease Refunding RB Series 2013	5.00%	11/01/18		1,100,000	1,256,816
Lease Refunding RB Series 2013	5.00%	11/01/20		1,470,000	1,709,022
Lease Refunding RB Series 2013	5.00%	11/01/22		810,000	956,011
Mountain View Shoreline Regional Park Community
RB Series 2011A	5.00%	08/01/19		420,000	487,616
RB Series 2011A	5.00%	08/01/20		200,000	234,138
RB Series 2011A	5.00%	08/01/21		550,000	648,318
RB Series 2011A	5.75%	08/01/40	(b)	700,000	779,576
North City West School Facilities Financing Auth CFD No. 1
Sub Special Tax RB Series 2012A	4.00%	09/01/19		455,000	501,924
Novato Successor Redevelopment Agency
Tax Allocation Bonds (Hamilton Field) Series 2011	6.75%	09/01/40	(b)	1,000,000	1,151,180
Oakland
GO Refunding Bonds Series 2012	5.00%	01/15/24	(b)	185,000	212,360
Sewer Refunding RB Series 2014A	4.00%	06/15/17		650,000	717,405
Sewer Refunding RB Series 2014A	5.00%	06/15/18		600,000	699,366
Sewer Refunding RB Series 2014A	5.00%	06/15/27	(b)	1,000,000	1,195,500
Oakland Redevelopment Successor Agency
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/15		2,000,000	2,111,420
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/19		3,050,000	3,564,382
Sub Tax Allocation Refunding Bonds (Central District) Series 2013	5.00%	09/01/20		2,000,000	2,353,240
Palo Alto
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/27	(b)	440,000	483,129
Limited Obligation Refunding Bonds Series 2012	5.00%	09/02/30	(b)	240,000	258,204
Pasadena Public Financing Auth
Lease RB Series 2010A	5.00%	03/01/25	(b)	200,000	227,030
Pomona
S/F Mortgage Refunding RB Series 1990B	7.50%	08/01/23	(f)	815,000	1,046,647
Riverside Cnty Transportation Commission
Limited Sales Tax RB Series 2013A	5.00%	06/01/18		800,000	932,904

 5

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Limited Sales Tax RB Series 2013A	5.25%	06/01/24	(b)	710,000	884,241
Roseville
Special Tax Refunding RB Series 2010	3.00%	09/01/14		2,200,000	2,210,318
Roseville City SD
GO Refunding Bonds Series 2011	5.00%	08/01/25	(b)	780,000	897,983
Ross Valley Public Financing Auth
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/27	(b)	450,000	522,396
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/33	(b)	1,650,000	1,863,114
RB (Marin Cnty Sanitary District No. 1) Series 2013	5.00%	10/01/43	(b)	1,000,000	1,107,200
Ross Valley SD
GO Bonds Series A	5.00%	08/01/31	(b)	1,000,000	1,104,680
Sacramento City Financing Auth
Lease Refunding RB Series 2013A	4.00%	05/01/16		1,000,000	1,067,740
Lease Refunding RB Series 2013A	4.00%	05/01/18		4,000,000	4,443,560
San Diego CCD
GO Bonds Series 2011	5.00%	08/01/36	(b)	1,800,000	2,000,538
San Diego Cnty Regional Airport Auth
Airport Sr RB Series 2013A	5.00%	07/01/23		100,000	120,615
Airport Sr RB Series 2013A	5.00%	07/01/24	(b)	250,000	297,830
Airport Sr RB Series 2013A	5.00%	07/01/25	(b)	455,000	536,413
Airport Sr RB Series 2013A	5.00%	07/01/26	(b)	390,000	455,173
San Diego Convention Center Expansion Financing Auth
Lease Refunding RB Series 2012A	4.00%	04/15/17		575,000	627,245
Lease Refunding RB Series 2012A	4.00%	04/15/18		1,000,000	1,102,340
Lease Refunding RB Series 2012A	5.00%	04/15/19		1,000,000	1,159,720
San Diego Public Facilities Financing Auth
Lease Refunding RB Series 2010A	5.00%	09/01/19		860,000	999,389
Lease Refunding RB Series 2010A	4.25%	03/01/20		950,000	1,069,101
Lease Refunding RB Series 2010A	5.00%	09/01/20		745,000	872,760
San Diego Regional Building Auth
Lease RB Series 2009A	4.00%	02/01/16		415,000	439,307
Lease RB Series 2009A	4.00%	02/01/17		840,000	912,391
San Diego Unified Port District
Refunding RB Series 2013A	5.00%	09/01/22		300,000	359,187
Refunding RB Series 2013A	5.00%	09/01/23		750,000	897,712
Refunding RB Series 2013A	5.00%	09/01/24	(b)	500,000	590,055
Refunding RB Series 2013A	5.00%	09/01/25	(b)	1,500,000	1,741,395
San Diego USD
GO Refunding Bonds Series 2005C2	5.50%	07/01/21		1,945,000	2,435,023
San Francisco
COP Series 2009A	5.00%	04/01/15		550,000	572,402
COP Series 2009A	5.00%	04/01/21	(b)	3,325,000	3,824,415
San Francisco Airport Commission
Refunding RB Series 2011B	5.50%	05/01/21		750,000	926,595
Refunding RB Series 2012A	5.00%	05/01/26	(b)	550,000	635,762
San Francisco Bay Area Rapid Transit District
GO Bonds Series 2007B	5.00%	08/01/35	(b)	2,565,000	2,848,279
San Francisco CCD
GO Bonds Series 2004B	5.00%	06/15/21	(b)	500,000	501,915
GO Bonds Series 2004B	4.38%	06/15/23	(b)	2,700,000	2,708,289
GO Bonds Series 2007B	5.00%	06/15/28	(b)	3,500,000	3,513,405
San Francisco Public Utilities Commission
Water RB Series 2010F	4.00%	11/01/19		2,535,000	2,891,674
Water RB Series 2011A	5.00%	11/01/20		2,360,000	2,862,538
San Francisco Redevelopment Financing Auth
Tax Allocation RB Series 2011B	6.63%	08/01/41	(b)	1,060,000	1,215,057
Tax Allocation Refunding RB Series 2007B	5.00%	08/01/15		1,000,000	1,050,180
San Jose
Airport RB Series 2011A2	5.00%	03/01/19		210,000	245,230
San Juan USD
GO Refunding Bonds Series 2012B	5.00%	08/01/28	(b)	2,395,000	2,782,032
San Lorenzo Valley USD
GO Bonds Series 2008A	0.00%	08/01/30	(e)	150,000	74,918
San Mateo Cnty Jt Powers Financing Auth
Lease RB (Maple Street Correctional Center) Series 2014A	5.00%	06/15/23		2,000,000	2,438,640
Lease RB (Maple Street Correctional Center) Series 2014A	5.00%	06/15/24		1,500,000	1,842,255

6

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Lease RB (Maple Street Correctional Center) Series 2014A	5.00%	06/15/25	(b)	2,000,000	2,422,620
Lease Refunding RB Series 2008A	4.00%	07/15/17		125,000	138,496
San Mateo-Foster City SD
GO Refunding Bonds Series 2012	4.00%	09/01/17		1,840,000	2,037,285
GO Refunding Bonds Series 2012	4.00%	09/01/19		1,960,000	2,233,616
Santa Clara Cnty Financing Auth
RB (El Camino Hospital) Series 2007A	5.00%	02/01/17		230,000	252,027
RB (El Camino Hospital) Series 2007B	5.00%	02/01/17		115,000	126,555
RB (El Camino Hospital) Series 2007C	5.00%	02/01/17		300,000	330,144
Santa Cruz Cnty Capital Financing Auth
Lease RB Series 2014	5.00%	08/01/21		125,000	146,699
Lease RB Series 2014	5.00%	08/01/22		165,000	193,223
Lease RB Series 2014	3.00%	08/01/23		140,000	141,966
Lease RB Series 2014	3.00%	08/01/24		175,000	175,676
Lease RB Series 2014	5.00%	08/01/25	(b)	175,000	203,683
Lease RB Series 2014	5.00%	08/01/26	(b)	165,000	189,494
Lease RB Series 2014	5.00%	08/01/27	(b)	320,000	363,990
Santa Cruz Cnty Successor Redevelopment Agency
Tax Allocation Bonds Series 2009A	7.00%	09/01/36	(b)	900,000	1,053,414
Santa Maria-Bonita SD
COP Series 2013	2.00%	06/01/16		200,000	204,376
Santa Monica Public Financing Auth
Lease RB Series 2011A	5.00%	06/01/30	(b)	2,320,000	2,664,613
Santa Monica Successor Redevelopment Agency
Tax Allocation Bonds Series 2011	5.88%	07/01/36	(b)	945,000	1,090,832
Santa Monica-Malibu USD
GO Bonds Series B	5.00%	08/01/17		115,000	131,258
GO Bonds Series B	5.00%	08/01/19		75,000	89,817
Sequoia UHSD
GO Refunding Bonds 2014	5.00%	07/01/22		3,520,000	4,352,234
GO Refunding Bonds 2014	5.00%	07/01/23		1,160,000	1,445,105
Sonoma-Marina Area Rail Transit District
Sales Tax RB Series 2011A	5.00%	03/01/18		500,000	577,260
Sales Tax RB Series 2011A	5.00%	03/01/20		500,000	599,110
South Orange Cnty Public Financing Auth
Facility Lease Refunding RB Series 2012	2.00%	06/01/14		600,000	600,030
Facility Lease Refunding RB Series 2012	4.00%	06/01/16		1,400,000	1,499,456
Southern California Metropolitan Water District
Water Refunding RB Series 1993A	5.75%	07/01/21		5,195,000	6,236,909
Southern California Public Power Auth
RB (Windy Point/Windy Flats) Series 2010-1	5.00%	07/01/25	(b)	2,375,000	2,811,240
Tamalpais UHSD
GO Refunding Bonds Series 2011	5.00%	08/01/27	(b)	950,000	1,133,977
Tustin USD
GO Bonds Series B	6.00%	08/01/36	(b)	950,000	1,133,587
Univ of California
General RB Series 2009Q	5.25%	05/15/26	(b)	3,980,000	4,513,081
General RB Series 2011AB	3.00%	05/15/18		565,000	614,110
Limited RB Series 2012G	5.00%	05/15/28	(b)	3,000,000	3,493,770
Medical Center Pooled RB Series 2013J	3.00%	05/15/16		100,000	105,390
Medical Center Pooled RB Series 2013J	4.00%	05/15/17		100,000	110,307
Medical Center Pooled RB Series 2013J	5.00%	05/15/18		100,000	116,273
Medical Center Pooled RB Series 2013J	5.00%	05/15/19		100,000	118,522
Medical Center Pooled RB Series 2013J	4.00%	05/15/20		250,000	285,245
Upland
COP (San Antonio Community Hospital) Series 2011	5.50%	01/01/19		915,000	1,045,589
COP (San Antonio Community Hospital) Series 2011	5.75%	01/01/21		1,890,000	2,225,645
COP (San Antonio Community Hospital) Series 2011	6.38%	01/01/32	(b)	1,875,000	2,127,037
COP (San Antonio Community Hospital) Series 2011	6.50%	01/01/41	(b)	1,385,000	1,568,263
Washington Township Health Care District
RB Series 2009A	5.00%	07/01/14		300,000	301,044
RB Series 2009A	5.00%	07/01/16	(d)	75,000	80,805
West Kern Water District
Revenue COP Series 2011	4.00%	06/01/18		70,000	77,075
Revenue COP Series 2011	5.00%	06/01/20		275,000	321,461
Revenue COP Series 2011	5.00%	06/01/28	(b)	500,000	553,255

 7

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Issuer				Face Amount	Value
Type of Security, Series	Rate	Maturity		($)	($)
Westlands Water District
Refunding RB Series 2012A	3.00%	09/01/14		575,000	579,100
Whittier
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/15		700,000	729,932
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/16		2,100,000	2,272,263
Health Facility RB (Presbyterian Intercommunity Hospital) Series 2009D	5.00%	06/01/17		2,050,000	2,277,468
Woodland Finance Auth
Water RB Series 2011	3.85%	03/01/18		145,000	158,308
Water RB Series 2011	4.15%	03/01/19		130,000	144,873
Water RB Series 2011	4.65%	03/01/21		115,000	132,436

Total Fixed-Rate Obligations
(Cost $369,283,574)					392,746,698

Variable-Rate Obligations 7.2% of net assets

CALIFORNIA 7.2%
Bay Area Toll Auth
Toll Bridge RB Series 2006C1	0.96%	04/01/45	(b)	5,000,000	4,982,150
Toll Bridge RB Series 2007A1	0.76%	04/01/47	(b)	1,000,000	999,620
California
GO Bonds Series 2004A1	0.04%	05/01/34	(a)(b)	500,000	500,000
GO Bonds Series 2004A5	0.06%	05/01/34	(a)(b)	2,500,000	2,500,000
GO Bonds Series 2013C	0.61%	12/01/28	(b)	2,400,000	2,401,056
GO Refunding Bonds 2012B	0.96%	05/01/18	(b)	1,000,000	1,014,220
GO Refunding Bonds 2012B	1.21%	05/01/20	(b)	1,000,000	1,019,530
California Educational Facilities Auth
Refunding RB (Loyola Marymount Univ) Series 2010B	0.86%	10/01/15	(b)(d)	3,970,000	3,974,565
California Infrastructure & Economic Development Bank
Refunding RB (PG&E) Series 2009B	0.06%	11/01/26	(a)	5,500,000	5,500,000
California Statewide Communities Development Auth
RB (Kaiser Permanente) Series 2012B	1.01%	04/01/52	(b)	2,100,000	2,110,626
East Bay Municipal Utility District
Wastewater System Refunding RB Series 2011A	0.38%	06/01/38	(b)	2,015,000	2,013,892
Water System Refunding RB Series 2008A4	0.04%	06/01/38	(a)(b)	790,000	790,000
Southern California Metropolitan Water District
Water Refunding RB Series 2012B1	0.41%	07/01/27	(b)	2,000,000	2,003,140

Total Variable-Rate Obligations
(Cost $29,756,250)					29,808,799

End of Investments.

At 05/31/14, the tax basis cost of the fund’s investments was $399,111,203 and the unrealized appreciation and depreciation were $23,543,152 and ($98,858), respectively, with a net unrealized appreciation of $23,444,294.

(a)	Credit-enhanced or liquidity-enhanced.
(b)	The effective maturity may be shorter than the final maturity shown because the security is subject to a put, demand or call feature.
(c)	Delayed-delivery security.
(d)	All or a portion of this security is designated as collateral for delayed-delivery securities.
(e)	Zero coupon bond.
(f)	Refunded bond.

BAN —	Bond anticipation note
CCD —	Community college district
CFD —	Community facilities district
COP —	Certificate of participation
GO —	General obligation
HFA —	Housing finance agency/authority
M/F —	Multi-family
RB —	Revenue bond
SD —	School district
S/F —	Single-family
UHSD —	Union high school district
USD —	Unified school district

8

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

Under procedures approved by the fund’s Board of Trustees (the “Board”), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:

•	Bonds and notes: Bonds and notes are valued at halfway between the most recent bid and ask quotes or, if such quotes are unavailable, at prices for securities of comparable maturity, credit quality and type. Valuations for bonds and notes are provided by independent bond-pricing services.

•	Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.

•	Short-term securities (60 days or less to maturity): Short-term securities are valued at amortized cost, which approximates market value.

In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. As investments whose values are classified as Level 2 prices include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information.

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may

 9

 Schwab California Tax-Free Bond Fund

Portfolio Holdings (Unaudited) continued

trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of May 31, 2014:

	Quoted Prices in		Significant
	Active Markets for	Other Significant	Unobservable
	Identical Assets	Observable Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total

Fixed-Rate Obligations[1]	$—	$392,746,698	$—	$392,746,698
Variable-Rate Obligations[1]	—	29,808,799	—	29,808,799

Total	$—	$422,555,497	$—	$422,555,497

[1]	As categorized in portfolio holdings.

The fund’s policy is to recognize transfers between Level 1, Level 2 and Level 3 as of the beginning of the fiscal year. There were no transfers between Level 1, Level 2 and Level 3 for the period ended May 31, 2014.

REG406024MAY14

10

Item 2. Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Marie Chandoha and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)	During Registrant’s last fiscal quarter, there have been no changes in Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are attached.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Schwab Investments

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	July 22, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marie Chandoha Marie Chandoha
Chief Executive Officer

Date:	July 22, 2014

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	July 22, 2014